UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07250

Name of Fund: BlackRock Broad Investment Grade 2009 Term Trust, Inc. (BCT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Broad
Investment Grade 2009 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

APRIL 30, 2009 | (UNAUDITED)

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Enhanced Capital and Income Fund, Inc. (CII)

BlackRock Floating Rate Income Trust (BGT)

BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW)

BlackRock Preferred and Equity Advantage Trust (BTZ)

BlackRock Preferred Income Strategies Fund, Inc. (PSY)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Section 19 Disclosure

BlackRock Enhanced Capital and Income Fund, Inc. (CII) and BlackRock
Preferred and Equity Advantage Trust (BTZ) (each a “Fund” and collectively, the “Funds”), acting pursuant to a Securities and Exchange Commission
(“SEC”) exemptive order and with the approval of each Fund’s Board of
Directors/Trustees (the “Board”), each have adopted a level distribution plan (the “Plan”) that is consistent with its investment objectives and poli-
cies. In adopting the Plan, each Fund employs either a managed distribution or option over-write policy to support a level distribution of income, capital gains and/or return of capital. In accordance with the Plans, the Funds cur-
rently distribute the following fixed amounts per share:

	Amount Per	Distribution
Exchange Symbol	Common Share	Frequency
CII	$0.485	Quarterly
BTZ	$0.100	Monthly

The fixed amounts distributed per share are subject to change at the discretion of each Fund’s Board. Under its Plan, each Fund will distribute all available investment income to its shareholders, consistent with its primary investment objectives and as required by the Internal Revenue Code of
1986, as amended (the “Code”). If sufficient investment income is not available on a monthly/quarterly basis, the Funds will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly/quarterly distribution to shareholders is expected to be at the fixed amount established by the Board, except for extraordinary distributions and potential distribution rate increases or decreases to enable the Funds to comply with the distribution requirements imposed by the Code.

Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the
Plan. Each Fund’s total return performance on net asset value is presented in its financial highlights table.

The Board may amend, suspend or terminate a Fund’s Plan without prior notice if it deems such actions to be in the best interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount. The Funds are subject to risks that could have an adverse impact on their ability to maintain a level distribution. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, decreased market volatility, companies suspending or decreasing corporate dividend distribu-
tions and changes in the Code. Please refer to each Fund’s prospectus for a more complete description of its risks.

Please refer to Additional Information for a cumulative summary of the
Section 19(a) notices for each Fund’s current fiscal period. Section 19(a)
notices for the Funds, as applicable, are available on the BlackRock website

www.blackrock.com.

2 SEMI-ANNUAL REPORT

APRIL 30, 2009

Dear Shareholder

The past 12 months reveal a tale of two markets — one of investor pessimism and decided weakness, and another of optimism and some early signs of recovery. The majority of the past year was characterized by the former as the global financial crisis erupted into the worst recession in decades. Economic data were uniformly poor and daily headlines recounted the downfalls of storied financial firms, volatile swings in global financial markets, and monumental government actions that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli.

Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the Treasury and Federal Reserve Board, as well as signs of improved economic performance, such as in retail sales, consumer confidence and select areas of the housing market.

Against this backdrop, US equities contended with unprecedented levels of volatility, posting steep declines early, and then pared some of those losses in

March and April. The experience in international markets was similar to that in the United States, though there was a marked divergence in regional perform-

ance. Notably, emerging economies, which lagged most developed regions through the downturn, were among the market leaders during the late-period rally.

In fixed income markets, while risk aversion remained a dominant theme overall, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a modest recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which generally outperformed in the first four months of 2009 after extraordinary challenges and severe underperformance last year. At the same time, the new year ushered in a return to normalcy for the tax-exempt market, which had registered one of its worst years on record in 2008.

All told, the major benchmark indexes posted mixed results for the current reporting period, reflective of a bifurcated market.
Total Returns as of April 30, 2009	6-month	12-month
US equities (S&P 500 Index)	(8.53)%	(35.31)%
Small cap US equities (Russell 2000 Index)	(8.40)	(30.74)
International equities (MSCI Europe, Australasia, Far East Index)	(2.64)	(42.76)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.98	9.30
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	7.74	3.84
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	8.20	3.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	16.39	(12.55)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). Barclays also notified BlackRock that its Board will recommend the transaction to

Barclays’ shareholders for approval at a special meeting to be held in early August 2009. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is expected to close in the fourth quarter 2009 following approval by Barclays’ shareholders, the receipt of client consents and regulatory approvals, and satisfaction of customary closing conditions.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting

BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2009 BlackRock Broad Investment Grade 2009 Term Trust Inc.

Investment Objective

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (the “Fund”) seeks to manage a portfolio of fixed income securities that will return $15 per share (the initial public offering price per share) to investors on or about December 31, 2009 while providing high monthly income. No assurance can be given that the Fund’s investment objective will be achieved. As discussed in the performance commentary below, it is expected the Fund will return less than
$15 per share. See Note 1 of the Notes to Financial Statements (“Organization and Significant Accounting Policies”).

Performance

For the six months ended April 30, 2009, the Fund returned (10.48)% based on market price and (9.84)% based on net asset value (NAV). For the same period, the closed-end Lipper US Mortgage Funds category posted an average return of (1.09)% on a market price basis and (1.40)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. On June 3, 2009, the investment advisor and the Board of Trustees (the “Board”) of the Fund announced that the Fund will make its final liquidating distribution on or about October 30, 2009, instead of December 31, 2009. Based on the Fund’s net assets, prolonged adverse market conditions and investment opportunities currently available to the Fund, BlackRock and the Board believe it is in the investors’
best interest to liquidate the Fund in advance of its scheduled date. At final liquidation, the Fund’s shareholders will receive the net asset value of the Fund at that time in one or more liquidating distributions, which is expected to be less than the Fund’s initial offering price. The Fund remains focused on its
December 2009 maturity and is positioned accordingly. During the six months, we maintained the Fund’s allocation to agency debt and corporate debt, as well as to mortgage-backed securities (MBS). The exposure to MBS detracted from performance, while the allocation to corporates was beneficial. The
Fund maintained moderate levels of cash during the period, which did not signifcantly impact performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on American Stock Exchange						BCT
	Initial Offering Date					June 17, 1993
	Yield on Closing Market Price as of April 30, 2009 ($11.19)[1]						0.00%
	Current Monthly Distribution per share[2]						$0.00
	Current Annualized Distribution per share[2]						$0.00
	Leverage as of April 30, 2009[3]						6%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Effective November 2008, the Fund has discontinued its monthly distribution in an effort to meet its termination target of $15.00.
	[3] Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets
	attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).
	For a discussion of leveraging techniques utilized by the Fund, please see the Benefits and Risks of Leveraging on page 11.
	The table below summarizes the changes in the Fund’s market price and net asset value per share:
			4/30/09	10/31/08	Change	High	Low
	Market Price		$11.19	$12.50	(10.48)%	$13.05	$10.95
	Net Asset Value		$11.54	$12.80	(9.84)%	$12.80	$11.29
	The following chart shows the portfolio composition of the Fund’s total investments:
	Portfolio Composition
		4/30/09	10/31/08
	U.S. Government Sponsored Agency
	Obligations	71%	66%
	Corporate Bonds	8	5
	Short-Term Securities	7	9
	Non-U.S. Government Sponsored
	Agency Mortgage-Backed
	Securities	7	10
	U.S. Government Sponsored Agency
	Mortgage-Backed Securities —
	Collateralized Mortgage
	Obligations	3	6
	Taxable Municipal Bonds	3	3
	U.S. Government Sponsored Agency
	Mortgage-Backed Securities	1	1

4 SEMI-ANNUAL REPORT

APRIL 30, 2009

Fund Summary as of April 30, 2009 BlackRock Enhanced Capital and Income Fund, Inc.

Investment Objective

BlackRock Enhanced Capital and Income Fund, Inc. (CII) (the “Fund”) seeks to provide investors with a combination of current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks in an attempt to generate current income and by employing a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums primarily on the S&P 500 Index. No assurance can be given that the Fund’s investment objective will be achieved.

The Board recently approved a change to the Fund’s option writing policy. Please refer to page 65 in the General Information section.

Performance

For the six months ended April 30, 2009, the Fund returned 0.05% based on market price and 2.12% based on net asset value (NAV). For the same period, the benchmark S&P 500 Citigroup Value Index returned (14.39)%. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The largest contributor to per-
formance was the Fund’s underweight exposure to the financials sector, which was a weak performer during the six months. Stock selection in healthcare, energy and industrials also was strong. Key individual contributors in healthcare were Schering-Plough Corp. and Wyeth, while BJ Services Co., Exxon Mobil
Corp. and Halliburton Co. led within energy and industrials. The lack of ownership in General Electric Co. and Deere & Co. also was advantageous. The main detractor from performance was stock selection in the consumer discretionary sector. Key laggards included General Mills, Inc. and Kimberly-Clark Corp., which posted weak returns during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange						CII
	Initial Offering Date					April 30, 2004
	Yield on Closing Market Price as of April 30, 2009 ($11.38)[1]						17.05%
	Current Quarterly Distribution per share[2]						$0.485
	Current Annualized Distribution per share[2]						$1.940
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] The distribution is not constant and is subject to change.
	The table below summarizes the changes in the Fund’s market price and net asset value per share:
			4/30/09	10/31/08	Change	High	Low
	Market Price		$11.38	$12.37	(8.00)%	$13.13	$ 7.92
	Net Asset Value		$12.94	$13.78	(6.10)%	$14.37	$10.62
	The following charts show the ten largest holdings and sector allocations as a percent of the Fund’s long-term investments:
	Portfolio Information
		Percent of					Percent of
		Long-Term					Long-Term
	Ten Largest Holdings	Investments	Sector Allocations				Investments
	Exxon Mobil Corp.	4%	Information Technology				19%
	The Travelers Cos., Inc.	4	Financials				16
	Schering-Plough Corp.	4	Health Care				12
	JPMorgan Chase & Co.	3	Energy				11
	LSI Corp.	3	Consumer Staples				11
	Xerox Corp.	3	Industrials				9
	Qwest Communications International Inc.	3	Telecommunication Services				7
	Kimberly-Clark Corp.	3	Consumer Discretionary				7
	Bristol-Myers Squibb Co.	3	Utilities				4
	Verizon Communications, Inc.	2	Materials				4

SEMI-ANNUAL REPORT

APRIL 30, 2009

Fund Summary as of April 30, 2009 BlackRock Floating Rate Income Trust

Investment Objective

BlackRock Floating Rate Income Trust (BGT) (formerly BlackRock Global Floating Rate Income Trust) (the “Fund”) seeks to provide a high level of current income and to seek the preservation of capital. The Fund seeks to achieve its objective by investing in a global portfolio of primarily floating and variable rate securities. No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Fund returned 16.00% based on market price and 5.03% based on net asset value (NAV). For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 0.24% on a market price basis and (4.14)% on a NAV basis.
All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. For the first two months of the reporting period, the high yield loan market was under extreme pressure and lost 10.90%, as measured by the Barclays Capital High Yield Loan Index. However, this underperformance was followed by a strong first four months of
2009, in which the sector gained in excess of 20%. This resulted in positive market performance for the six months as a whole. During this time, the Fund maintained a high level of leverage and focused on higher-quality sectors and structures, which benefited most during the market rally; these were the pri-
mary contributors to the Fund’s outperformance of its Lipper peers. Conversely, conservative positioning hampered results during the sharp rally in the first four months of 2009.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	BGT
	Initial Offering Date	August 30, 2004
	Yield on Closing Market Price as of April 30, 2009 ($9.85)[1]	12.18%
	Current Monthly Distribution per Common Share[2]	$0.10
	Current Annualized Distribution per Common Share[2]	$1.20
	Leverage as of April 30, 2009[3]	32%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The Monthly Distribution per Common Share, declared on June 1, 2009, was decreased to $0.075. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents loan outstanding and Auction Market Preferred Shares (“Preferred Shares”) as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding and Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see the Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low
Market Price	$ 9.85	$ 9.63	2.28%	$10.25	$6.88
Net Asset Value	$10.41	$11.24	(7.38)%	$11.43	$8.86

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the
Fund’s Corporate Bond investments:

Portfolio Composition
	4/30/09	10/31/08
Floating Rate Loan Interests	76%	79%
Corporate Bonds	17	14
Foreign Government Obligations	7	7

Credit Quality Allocations[4]
	4/30/09	10/31/08
A/A	19%	20%
BBB/Baa	47	30
BB/Ba	9	16
B/B	11	23
CCC/Caa	7	10
D	6	—
Not Rated	1	1

4 Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors
Service (“Moody’s”) ratings.

6 SEMI-ANNUAL REPORT

APRIL 30, 2009

Fund Summary as of April 30, 2009 BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Investment Objective

BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW) (the “Fund”) seeks to provide shareholders with high current income and capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of preferred securities and debt securities, including convertible securities that may be converted into common stock or other securities of the same or a different issuer. No assurance can be given that the Fund’s invest-
ment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Fund returned (11.81)% based on market price and (15.87)% based on net asset value (NAV). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of (5.69)% on a market price basis and (8.83)% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s Lipper category contains both preferred and equity funds, both of which declined significantly through early March and rebounded sharply afterwards. Equities, as measured by the S&P 500 Index, lost 8.53% for the six months, while preferred securities, as measured by the Merrill Lynch Fixed Rate Preferred Index, lost 11.62%. Financial issues make up a significant percentage of the preferred market and, during the period, were highly correlated to financial equities, which significantly underperformed. Accordingly, the Fund’s holdings of financials detracted from returns, as did relatively high levels of leverage. Due to adverse market conditions during the period, the Fund invested a higher than usual percentage of its assets in cash equivalent securities. This higher-than-normal allocation to cash helped performance for the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	PSW
	Initial Offering Date	August 1, 2003
	Yield based on Closing Market Price as of April 30, 2009 ($5.55)[1]	17.47%
	Current Monthly Distribution per Common Share[2]	$0.0808
	Current Annualized Distribution per Common Share[2]	$0.9696
	Leverage as of April 30, 2009[3]	44%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The Monthly Distribution per Common Share, declared on June 1, 2009, was decreased to $0.06. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund
(including any assets attributable to any borrowing that may be outstanding and Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see the Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low
Market Price	$5.55	$7.00	(20.71)%	$7.99	$3.44
Net Asset Value	$5.62	$7.43	(24.36)%	$7.60	$4.55

The following charts show the portfolio composition of the Fund’s total investments and credit quality allocations of the Fund’s
Capital Trust, Trust Preferred and Corporate Bond investments:

Portfolio Composition
	4/30/09	10/31/08
Preferred Securities	71%	87%
Short-Term Securities	27	11
Corporate Bonds	2	2

Credit Quality Allocations[4]
	4/30/09	10/31/08
AA/Aa	1%	14%
A/A	33	46
BBB/Baa	57	36
BB/Ba	6	4
B/B	2	—
CCC/Caa	1	—
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Fund Summary as of April 30, 2009 BlackRock Preferred and Equity Advantage Trust

Investment Objective

BlackRock Preferred and Equity Advantage Trust (BTZ) (the “Fund”) seeks to achieve high current income, current gains and capital appreciation. The
Fund will invest primarily in preferred and equity securities and derivatives with economic characteristics similar to individual or groups of equity securi-
ties. The Fund will seek to generate income through an allocation of Qualified Dividend Income-eligible preferreds, common stocks that generate qualified dividend income and an index options strategy. No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Fund returned (4.23)% based on market price and (8.73)% based on net asset value (NAV). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of (5.69)% on a market price basis and (8.83)% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s Lipper category contains both preferred and equity funds, both of which declined significantly through early March and rebounded sharply afterwards. Equities, as measured by the S&P 500 Index, lost 8.53% for the six months, while preferred securities, as measured by the Merrill Lynch Fixed Rate Preferred Index, lost 11.62%. Financial issues make up a significant percentage of the preferred market and, during the period, were highly correlated to financial equities, which significantly underperformed. Accordingly, the Fund’s holdings of financials detracted from returns, as did relatively high levels of leverage. Due to adverse market conditions during the period, the Fund invested a higher than usual percentage of its assets in cash equivalent securities. This higher-than-average allocation to cash, combined with options strategies used by the
Fund to generate additional income, helped performance for the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	BTZ
	Initial Offering Date	December 27, 2006
	Yield on Closing Market Price as of April 30, 2009 ($8.05)[1]	19.38%
	Current Monthly Distribution per Common Share[2]	$0.13
	Current Annualized Distribution per Common Share[2]	$1.56
	Leverage as of April 30, 2009[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The Monthly Distribution per Common Share, declared on June 1, 2009, was decreased to $0.10. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund
(including any assets attributable to any borrowing that may be outstanding and Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see the Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low
Market Price	$8.05	$ 9.36	(14.00)%	$ 9.80	$4.56
Net Asset Value	$8.68	$10.59	(18.04)%	$10.80	$6.89

The following charts show the portfolio composition of the Fund’s total investments and credit quality allocations of the Fund’s
Capital Trust, Trust Preferred and Corporate Bond investments:

Portfolio Composition
	4/30/09	10/31/08
Preferred Securities	52%	59%
Common Stocks	24	16
Short-Term Securities	15	21
Corporate Bonds	9	4

Credit Quality Allocations[4]
	4/30/09	10/31/08
AA/Aa	5%	21%
A/A	41	42
BBB/Baa	47	34
BB/Ba	5	3
B/B	1	—
CCC/Caa	1	—
[4] Using the higher of S&P’s or Moody’s ratings.

8 SEMI-ANNUAL REPORT

APRIL 30, 2009

Fund Summary as of April 30, 2009 BlackRock Preferred Income Strategies Fund, Inc.

Investment Objective

BlackRock Preferred Income Strategies Fund, Inc. (PSY) (the “Fund”) seeks to provide shareholders with current income and capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of preferred securities, including convertible preferred securities that may be converted into common stock or other securities of the same or a different issuer. No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Fund returned (16.83)% based on market price and (17.88)% based on net asset value (NAV). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of (5.69)% on a market price basis and (8.83)% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s Lipper category contains both preferred and equity funds, both of which declined significantly through early March and rebounded sharply afterwards. Equities, as measured by the S&P 500 Index, lost 8.53% for the six months, while preferred securities, as measured by the Merrill Lynch Fixed Rate Preferred Index, lost 11.62%. Financial issues make up a significant percentage of the preferred market and, during the period, were highly correlated to financial equities, which significantly underperformed. Accordingly, the Fund’s holdings of financials detracted from returns, as did relatively high levels of leverage. Due to adverse market conditions during the period, the Fund invested a higher than usual percentage of its assets in cash equivalent securities. This higher-than-normal allocation to cash helped performance for the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	PSY
	Initial Offering Date	March 28, 2003
	Yield on Closing Market Price as of April 30, 2009 ($6.05)[1]	18.76%
	Current Monthly Distribution per Common Share[2]	$0.094583
	Current Annualized Distribution per Common Share[2]	$1.134996
	Leverage as of April 30, 2009[3]	43%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The Monthly Distribution per Common Share, declared June 1, 2009, was decreased to $0.075. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund
(including any assets attributable to any borrowing that may be outstanding and Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see the Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low
Market Price	$6.05	$8.10	(25.31)%	$8.40	$3.69
Net Asset Value	$5.87	$7.96	(26.26)%	$8.17	$4.60

The following charts show the portfolio composition of the Fund’s total investments and credit quality allocations of the Fund’s
Capital Trust, Trust Preferred and Corporate Bond investments:

Portfolio Composition
	4/30/09	10/31/08
Preferred Securities	94%	93%
Short-Term Securities	4	4
Corporate Bonds	2	3

Credit Quality Allocations[4]
	4/30/09	10/31/08
AA/Aa	1%	16%
A/A	34	49
BBB/Baa	50	28
BB/Ba	11	7
B/B	3	—
CCC/Caa	1	—
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Fund Summary as of April 30, 2009 BlackRock Preferred Opportunity Trust

Investment Objective

BlackRock Preferred Opportunity Trust (BPP) (the “Fund”) seeks high current income consistent with capital preservation by investing primarily in preferred securities. No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended April 30, 2009, the Fund returned (7.59)% based on market price and (15.77)% based on net asset value (NAV). For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of (5.69)% on a market price basis and (8.83)% on a
NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a discount to NAV to a premium by period-end, which accounts for the differ-
ence between performance based on price and performance based on NAV. The Fund’s Lipper category contains both preferred and equity funds, both of which declined significantly through early March and rebounded sharply afterwards. Equities, as measured by the S&P 500 Index, lost 8.53% for the six months, while preferred securities, as measured by the Merrill Lynch Fixed Rate Preferred Index, lost 11.62%. Financial issues make up a significant per-
centage of the preferred market and, during the period, were highly correlated to financial equities, which significantly underperformed. Accordingly, the
Fund’s holdings of financials detracted from returns, as did relatively high levels of leverage. Due to adverse market conditions during the period, the Fund invested a higher than usual percentage of its assets in cash equivalent securities. This higher-than-average allocation to cash helped performance for the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange	BPP
	Initial Offering Date	February 28, 2003
	Yield on Closing Market Price as of April 30, 2009 ($7.08)[1]	17.80%
	Current Monthly Distribution per Common Share[2]	$0.105
	Current Annualized Distribution per Common Share[2]	$1.260
	Leverage as of April 30, 2009[3]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The Monthly Distribution per Common Share, declared on June 1, 2009, was decreased to $0.0725. The Yield on Closing Market Price, Current
Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future. A portion of the distribution may be deemed a tax return of capital or net realized gain.
3 Represents reverse repurchase agreements and Preferred Shares as a percentage of total managed assets, which is the total assets of the Fund
(including any assets attributable to any borrowing that may be outstanding and Preferred Shares) minus the sum of accrued liabilities (other than debt representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see the Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/09	10/31/08	Change	High	Low
Market Price	$7.08	$8.51	(16.80)%	$10.18	$4.00
Net Asset Value	$6.65	$8.77	(24.17)%	$ 9.05	$5.06

The following chart shows the portfolio composition of the Fund’s total investments and credit quality allocations of the Fund’s
Capital Trust, Trust Preferred and Corporate Bond investments:

Portfolio Composition
	4/30/09	10/31/08
Preferred Securities	77%	90%
Short-Term Securities	14	3
Corporate Bonds	8	7
Investment Companies	1	—

Credit Quality Allocations[4]
	4/30/09	10/31/08
AA/Aa	9%	12%
A/A	35	11
BBB/Baa	42	56
BB/Ba	10	18
B	3	3
CCC/Caa	1	—
[4] Using the higher of S&P’s or Moody’s ratings.

10 SEMI-ANNUAL REPORT

APRIL 30, 2009

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, BlackRock Floating Rate Income Trust, BlackRock Preferred
and Corporate Income Strategies Fund, Inc., BlackRock Preferred and
Equity Advantage Trust, BlackRock Preferred Income Strategies Fund, Inc.
and BlackRock Preferred Opportunity Trust issue Preferred Shares, which pay dividends at prevailing short-term interest rates. In addition, certain
Funds may utilize leverage through borrowings or issuance of short-term securities. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each
Fund’s Common Shareholders will benefit from the incremental yield.

The interest earned on securities purchased with the proceeds from lever-
age is paid to Common Shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of each
Fund’s Common Shares. However, in order to benefit Common Shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, returns to Common Shareholders will be lower than if the
Funds had not used leverage.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-
term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are signifi-
cantly lower than the income earned on the fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incre-
mental yield.

Conversely, if prevailing short-term interest rates rise above long-term inter-
est rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates. If short-
term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common
Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from debt securities.

The use of leverage may enhance opportunities for increased returns to the
Fund and Common Shareholders, but as described above, they also create risks as short- or long-term interest rates fluctuate. Leverage also will gener-
ally cause greater changes in a Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Fund may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of lever-
age or as required by the terms of leverage instruments which may cause a
Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Fund. The Fund will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares, reverse repurchase agreements and credit facility borrowings will not exceed 50%
of its total managed assets at the time such leverage is incurred. As of
April 30, 2009, the Funds had economic leverage from Preferred Shares, reverse repurchase agreements and/or credit facility borrowings as a per-
centage of their total managed assets as follows:

Percent of
Leverage
BlackRock Broad Investment Grade 2009 Term Trust Inc	6%
BlackRock Floating Rate Income Trust	32%
BlackRock Preferred and Corporate Income Strategies Fund, Inc	44%
BlackRock Preferred and Equity Advantage Trust	39%
BlackRock Preferred Income Strategies Fund, Inc	43%
BlackRock Preferred Opportunity Trust	40%

Derivative Instruments

The Funds may invest in various derivative instruments, including swap agreements, futures and forward currency contracts, and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instru-
ment and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
Global Rated Eligible Asset Trust Series 1998-A
Class 1, 7.45%, 9/15/07 (a)(b)(c)	$ 234	$ 24
Structured Mortgage Asset Residential Trust Series 2,
8.24%, 11/07/07 (a)(b)	568	57
Total Asset-Backed Securities — 0.0%		81
Corporate Bonds
Electric Utilities — 2.9%
Entergy Gulf States, Inc., 1.661%, 12/01/09 (d)	1,000	979,547
Media — 5.8%
Comcast Corp., 1.439%, 7/14/09 (d)(e)(f)	2,000	1,998,408
Total Corporate Bonds — 8.7%		2,977,955
U.S. Government Sponsored Agency Mortgage-Backed Securities
Fannie Mae Guaranteed Pass Through Certificates:
5.50%, 1/01/17 – 2/01/17	221	231,698
6.50%, 7/01/29	8	8,520
Total U.S. Government Sponsored Agency Mortgage-Backed
Securities — 0.7%		240,218
U.S. Government Sponsored Agency Mortgage-Backed
Securities — Collateralized Mortgage Obligations
Fannie Mae Trust (g):
Series 1992-174 Class S, 154.28%, 9/25/22 (d)	2,108	6,976
Series 1993-49 Class L, 444.9167%, 4/25/13	1,283	7,625
Series 2004-13 Class IG, 5%, 10/25/22	2	—
Series G-21 Class L, 949.50%, 7/25/21	194	3,626
Freddie Mac Multiclass Certificates:
Series 65 Class I, 918.0295%, 8/15/20 (g)	617	11,505
Series 141 Class H, 1,060%, 5/15/21 (g)	116	2,570
Series 1510 Class G, 7.05%, 5/15/13	998	1,058,099
Series 2517 Class SE, 15.122%, 10/15/09 (d)	149	154,045
Series 2523 Class EH, 5.50%, 4/15/20 (g)	291	1,774
Total U.S. Government Sponsored Agency Mortgage–Backed
Securities — Collateralized Mortgage Obligations — 3.7%		1,246,220
Taxable Municipal Bonds
County/City/Special District/School District — 2.9%
Fresno, California, Taxable Pension Obligation Revenue
Bonds, 7.80%, 6/01/14 (e)(h)	440	476,806
Kern County, California, Taxable Pension Obligation
Revenue Bonds, 6.98%, 8/15/09 (e)(i)	500	506,565
Total Taxable Municipal Bonds — 2.9%		983,371

Non-U.S. Government Sponsored Agency	Par
Mortgage-Backed Securities	(000)	Value
JPMorgan Mortgage Trust Series 2006-A7 Class 2A2,
5.791%, 1/25/37 (d)	$ 1,194	$ 786,377
Nomura Asset Acceptance Corp. Series 2004-AR4
Class 2A3, 0.773%, 12/25/34 (d)	62	29,983
Salomon Brothers Mortgage Securities VI, Inc. Series
1987-3 Class A, 12.50%, 10/23/17 (j)	5	4,959
Structured Adjustable Rate Mortgage Loan Trust Series
2004-11 Class A, 5.043%, 8/25/34 (d)	388	386,675
Vendee Mortgage Trust Series 2002-1, 0.043%,
10/15/31 (d)(g)	9,688	8,428
WaMu Mortgage Pass-Through Certificates Series
2005-AR4 Class A3, 4.585%, 4/25/35 (d)	815	758,391
Wells Fargo Mortgage Backed Securities Trust Series
2004-N Class A6, 4%, 8/25/34 (d)	500	497,424
Total Non-U.S. Government Sponsored Agency
Mortgage-Backed Securities — 7.2%		2,472,237
U.S. Government Sponsored Agency Obligations
Fannie Mae, 5.964%, 10/09/19 (f)(k)	50,000	25,505,500
Total U.S. Government Sponsored Agency
Obligations — 74.8%		25,505,500
Total Long-Term Investments
(Cost — $35,519,186) — 98.0%		33,425,582
Short-Term Securities	Shares
Money Market Fund — 8.1%
BlackRock Liquidity Funds, TempFund, 0.64% (l)(m)	2,780,000	2,780,000
Total Short-Term Securities
(Cost — $2,780,000) — 8.1%		2,780,000
Total Investments (Cost — $38,299,186*) — 106.1%		36,205,582
Liabilities in Excess of Other Assets — (6.1)%		(2,094,680)
Net Assets — 100.0%		$ 34,110,902

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 38,299,186
Gross unrealized appreciation	$ 172,777
Gross unrealized depreciation	(2,266,381)
Net unrealized depreciation	$ (2,093,604)

(a) Non-income producing security.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f) All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(g) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.
(h) Security is collateralized by Municipal or US Treasury Obligations.
(i) NPFGC Insured.
(j) Represents the principal only portion of a mortgage-backed security.
(k) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	2,780,000	$3,712

(m) Represents the current yield as of report date.
•Reverse repurchase agreements outstanding as of April 30, 2009 were as follows:

	Interest	Trade Maturity Net Closing			Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays
Bank Plc	0.35%	2/19/09	Open $ 1,749,632		$ 1,748,425
Credit Suisse
International	1.25%	1/29/09	Open	525,875	524,219
Total			$ 2,275,507		$ 2,272,644
•Financial futures contracts sold as of April 30, 2009 were as follows:
		Expiration		Face	Unrealized
Contracts	Issue	Date		Value	Depreciation
289	10-Year U.S.	June
	Treasury Bond	2009	$34,703,522		$ (247,416)
•Interest rate swaps outstanding as of April 30, 2009 were as follows:
				Notional
Fixed	Floating			Amount	Unrealized
Rate	Rate	Counterparty	Expiration	(000)	Appreciation
2.745%(a)	3-month	Credit Suisse	October
	LIBOR	International	2010	$ 2,100	$ 45,894
2.743%(a)	3-month	Deutsche	October
	LIBOR	Bank AG	2010	$ 2,100	45,971
Total					$ 91,865
(a) Fund pays floating interest rate and receives fixed rate.

•Effective November 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identi-
cal or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 2,780,000	—	$ (247,416)
Level 2	32,244,022	$ 91,865	(2,272,644)
Level 3	1,181,560	—	—
Total	$ 36,205,582	$ 91,865	$ (2,520,060)

* Other financial instruments are reverse repurchase agreements, futures and swap contracts. Reverse repurchase agreements are shown at market value.
Futures and swap contracts are valued at the unrealized appreciation/
depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:

Investments in
Securities
Assets
Balance, as of October 31, 2008	$ 80
Accrued discounts/premiums	—
Realized gain	404
Change in unrealized appreciation/depreciation[1]	(413,020)
Net sales	(54,123)
Net transfers into Level 3	1,648,219
Balance, as of April 30, 2009	$ 1,181,560

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.3%
Honeywell International, Inc.	154,308	$ 4,815,953
Northrop Grumman Corp.	178,552	8,632,989
Raytheon Co.	230,000	10,402,900
		23,851,842
Air Freight & Logistics — 0.3%
United Parcel Service, Inc. Class B	35,914	1,879,739
Capital Markets — 5.0%
The Bank of New York Mellon Corp.	483,498	12,319,529
Invesco Ltd. (a)	613,600	9,032,192
Morgan Stanley	273,913	6,475,303
		27,827,024
Chemicals — 1.9%
Air Products & Chemicals, Inc.	55,500	3,657,450
E.I. du Pont de Nemours & Co.	251,345	7,012,525
		10,669,975
Communications Equipment — 2.6%
Cisco Systems, Inc. (b)	220,305	4,256,293
Corning, Inc.	268,800	3,929,856
Nokia Oyj (a)	440,000	6,221,600
		14,407,749
Computers & Peripherals — 4.3%
Hewlett-Packard Co.	313,392	11,275,844
International Business Machines Corp.	121,653	12,555,806
		23,831,650
Diversified Financial Services — 3.2%
JPMorgan Chase & Co.	529,339	17,468,187
Diversified Telecommunication Services — 7.2%
AT&T Inc.	430,000	11,016,600
Qwest Communications International Inc.	3,950,001	15,365,504
Verizon Communications, Inc.	445,000	13,501,300
		39,883,404
Electric Utilities — 3.3%
American Electric Power Co., Inc.	48,800	1,287,344
FPL Group, Inc.	163,644	8,802,411
The Southern Co.	277,129	8,003,485
		18,093,240
Electrical Equipment — 0.9%
Emerson Electric Co.	153,000	5,208,120
Energy Equipment & Services — 3.5%
BJ Services Co.	669,500	9,299,355
Halliburton Co.	504,489	10,200,767
		19,500,122
Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	83,926	4,229,871
Food Products — 6.2%
General Mills, Inc.	237,371	12,032,336
Kraft Foods, Inc.	488,699	11,435,557
Ralcorp Holdings, Inc. (b)	1	57
Unilever NV (a)	552,232	10,928,671
		34,396,621
Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	100,841	4,890,788
Covidien Ltd.	200,000	6,596,000
		11,486,788

Common Stocks	Shares	Value
Household Products — 3.9%
Clorox Co.	55,457	$ 3,108,365
Kimberly-Clark Corp.	305,000	14,987,700
The Procter & Gamble Co.	72,145	3,566,849
		21,662,914
Industrial Conglomerates — 1.4%
General Electric Co.	93,434	1,181,940
Tyco International Ltd.	270,000	6,415,200
		7,597,140
Insurance — 7.6%
ACE Ltd.	190,900	8,842,488
MetLife, Inc.	273,525	8,137,369
Prudential Financial, Inc.	135,000	3,898,800
The Travelers Cos., Inc.	506,330	20,830,416
		41,709,073
Machinery — 1.6%
Deere & Co.	207,286	8,552,620
Media — 5.6%
Time Warner Cable, Inc.	107,776	3,473,621
Time Warner, Inc.	580,972	12,682,619
Viacom, Inc. Class B (b)	454,024	8,735,422
Walt Disney Co.	265,047	5,804,529
		30,696,191
Metals & Mining — 2.3%
Nucor Corp.	218,800	8,902,972
United States Steel Corp.	136,500	3,624,075
		12,527,047
Multi-Utilities — 1.0%
Dominion Resources, Inc.	185,239	5,586,808
Office Electronics — 2.8%
Xerox Corp.	2,550,000	15,580,500
Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	89,217	3,841,684
Chevron Corp.	160,000	10,576,000
Exxon Mobil Corp.	349,956	23,331,566
Peabody Energy Corp.	210,000	5,541,900
		43,291,150
Pharmaceuticals — 10.3%
Bristol-Myers Squibb Co.	752,500	14,448,000
Johnson & Johnson	151,354	7,924,896
Pfizer, Inc.	725,000	9,686,000
Schering-Plough Corp.	844,303	19,435,855
Wyeth	125,000	5,300,000
		56,794,751
Semiconductors & Semiconductor Equipment — 8.3%
Analog Devices, Inc.	536,000	11,406,080
Intel Corp.	541,778	8,549,257
LSI Corp. (b)	4,109,020	15,778,637
Micron Technology, Inc. (b)	2,120,100	10,346,088
		46,080,062
Software — 0.9%
Microsoft Corp.	243,014	4,923,464
Specialty Retail — 1.2%
Home Depot, Inc.	252,500	6,645,800
Total Long-Term Investments
(Cost — $696,550,707) — 100.3%		554,381,852

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)	Value
Time Deposits — 1.8%
Brown Brothers Harriman & Co., 0.03%, 5/01/09	$ 10,079	$ 10,079,230
Total Short-Term Securities
(Cost — $10,079,230) — 1.8%		10,079,230
Total Investments Before Options Written
(Cost — $706,629,937*) — 102.1%		564,461,082
Options Written	Contracts
Exchange-Traded Call Options
ACE Ltd.:
expiring May 2009 at USD 45	190	(50,825)
expiring June 2009 at USD 50	190	(30,875)
expiring August 2009 at USD 50	190	(57,000)
AT&T Inc., expiring May 2009 at USD 26	2,150	(94,600)
Air Products & Chemicals, Inc.:
expiring May 2009 at USD 55	140	(151,200)
expiring June 2009 at USD 55	140	(163,800)
American Electric Power Co., Inc., expiring May 2009
at USD 27.50	150	(1,125)
Analog Devices, Inc.:
expiring May 2009 at USD 20	490	(73,500)
expiring May 2009 at USD 22.50	110	(1,650)
expiring June 2009 at USD 22.50	590	(38,350)
BJ Services Co., expiring May 2009 at USD 12.50	1,600	(256,000)
The Bank of New York Mellon Corp., expiring May 2009
at USD 30	725	(16,312)
Bristol-Myers Squibb Co.:
expiring June 2009 at USD 21	2,500	(85,000)
expiring June 2009 at USD 22	1,260	(15,120)
Cisco Systems, Inc.:
expiring May 2009 at USD 18	575	(90,562)
expiring June 2009 at USD 19	1,030	(138,020)
expiring July 2009 at USD 19	45	(7,065)
Clorox Co., expiring June 2009 at USD 55	415	(127,612)
Corning, Inc.:
expiring May 2009 at USD 12.50	485	(104,275)
expiring June 2009 at USD 16	250	(13,125)
Deere & Co.:
expiring June 2009 at USD 41	105	(37,800)
expiring June 2009 at USD 43	1,450	(384,250)
E.I. du Pont de Nemours & Co.:
expiring May 2009 at USD 25	800	(244,000)
expiring June 2009 at USD 28	550	(85,250)
expiring July 2009 at USD 25	340	(129,200)
Emerson Electric Co.:
expiring May 2009 at USD 30	250	(103,750)
expiring June 2009 at USD 34	210	(38,325)
Exxon Mobil Corp., expiring May 2009 at USD 75	675	(2,700)
FPL Group, Inc., expiring June 2009 at USD 50	500	(230,000)
Halliburton Co., expiring June 2009 at USD 21	1,300	(142,350)
Hewlett-Packard Co.:
expiring May 2009 at USD 33	750	(227,797)
expiring May 2009 at USD 35	245	(39,813)
expiring June 2009 at USD 39	570	(51,300)
Home Depot, Inc., expiring May 2009 at USD 25	1,085	(184,992)
Honeywell International, Inc.:
expiring June 2009 at USD 30	390	(95,550)
expiring June 2009 at USD 32.50	380	(44,650)
Intel Corp.:
expiring May 2009 at USD 15.50	1,380	(102,424)
expiring June 2009 at USD 16	1,330	(101,080)
International Business Machines Corp., expiring June 2009
at USD 105	610	(219,600)
Invesco Ltd.:
expiring May 2009 at USD 15	350	(28,875)
expiring July 2009 at USD 17.50	210	(18,375)
See Notes to Financial Statements.

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
JPMorgan Chase & Co., expiring June 2009 at USD 34	1,590	$ (434,865)
Johnson & Johnson:
expiring May 2009 at USD 55	575	(7,188)
expiring June 2009 at USD 55	500	(23,750)
expiring July 2009 at USD 55	77	(8,085)
Kimberly-Clark Corp., expiring May 2009 at USD 50	775	(46,500)
Kraft Foods, Inc.:
expiring May 2009 at USD 24	2,000	(80,000)
expiring June 2009 at USD 24	1,670	(133,600)
LSI Corp., expiring June 2009 at USD 4.18	12,300	(368,016)
MetLife, Inc., expiring June 2009 at USD 35	830	(118,275)
Micron Technology, Inc., expiring June 2009 at USD 5	2,200	(115,500)
Morgan Stanley, expiring May 2009 at USD 28	820	(12,300)
Nokia Oyj:
expiring May 2009 at USD 14	320	(20,800)
expiring May 2009 at USD 15	1,000	(22,500)
Northrop Grumman Corp.:
expiring May 2009 at USD 40	680	(557,600)
expiring June 2009 at USD 50	660	(108,900)
Nucor Corp., expiring June 2009 at USD 47	650	(65,000)
Peabody Energy Corp., expiring June 2009 at USD 29	630	(81,900)
Pfizer, Inc.:
expiring May 2009 at USD 15	2,400	(4,800)
expiring June 2009 at USD 15	1,000	(13,000)
The Procter & Gamble Co.:
expiring May 2009 at USD 50	440	(41,800)
expiring July 2009 at USD 55	100	(6,500)
Prudential Financial, Inc.:
expiring May 2009 at USD 30	105	(19,163)
expiring June 2009 at USD 32	300	(78,750)
Qwest Communications International Inc.:
expiring May 2009 at USD 3.32	16,320	(938,074)
expiring May 2009 at USD 5	3,400	(17,000)
Raytheon Co.:
expiring May 2009 at USD 47.50	500	(18,750)
expiring June 2009 at USD 45	1,225	(278,688)
Time Warner Cable, Inc., expiring June 2009 at USD 30	530	(174,900)
Time Warner, Inc., expiring June 2009 at USD 24	2,900	(166,750)
The Travelers Cos., Inc., expiring July 2009 at USD 45	1,520	(224,200)
Tyco International Ltd.:
expiring May 2009 at USD 22.50	1,100	(176,000)
expiring July 2009 at USD 25	250	(31,875)
Unilever NV:
expiring May 2009 at USD 20	1,000	(50,000)
expiring June 2009 at USD 20	650	(52,000)
United Parcel Service, Inc. Class B, expiring June 2009
at USD 55	180	(27,900)
United States Steel Corp., expiring July 2009 at USD 30	410	(90,200)
Viacom, Inc. Class B, expiring June 2009 at USD 22.50	2,270	(130,525)
Wal-Mart Stores, Inc., expiring June 2009 at USD 52.50	325	(39,325)
Walt Disney Co.:
expiring May 2009 at USD 20	580	(127,600)
expiring June 2009 at USD 21	250	(50,000)
Xerox Corp., expiring July 2009 at USD 6	2,550	(178,500)
		(9,169,176)
Over-the-Counter Call Options
Anadarko Petroleum Corp., expiring June 2009 at USD 45,
Broker Morgan Stanley Capital Services Inc.	445	(98,972)
Analog Devices, Inc., expiring June 2009 at USD 22.50,
Broker Goldman Sachs Bank USA	420	(27,300)
BJ Services Co., expiring May 2009 at USD 10.95,
Broker Goldman Sachs Bank USA	1,750	(520,380)
The Bank of New York Mellon Corp., expiring May 2009
at USD 31.80, Broker Citibank, N.A.	725	(19,611)
Baxter International, Inc., expiring June 2009 at USD 55,
Broker UBS AG	500	(12,610)

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Chevron Corp., expiring June 2009 at USD 68.41,
Broker Goldman Sachs Bank USA	600	$ (111,096)
Corning, Inc., expiring June 2009 at USD 16,
Broker Jeffries & Co.	65	(2,101)
Covidien Ltd.:
expiring May 2009 at USD 33, Broker Barclays
Bank, Plc	175	(16,084)
expiring May 2009 at USD 33.69, Broker Credit Suisse
International	350	(38,958)
expiring May 2009 at USD 37, Broker Barclays
Bank, Plc	75	(1,861)
Dominion Resources, Inc., expiring May 2009
at USD 31.87, Broker Goldman Sachs Bank USA	1,390	(14,081)
Exxon Mobil Corp.:
expiring May 2009 at USD 71, Broker UBS AG	1,300	(79,807)
expiring May 2009 at USD 75, Broker Credit
Suisse International	675	(2,700)
FPL Group, Inc.:
expiring May 2009 at USD 53, Broker Morgan Stanley
Capital Services Inc.	227	(28,196)
expiring May 2009 at USD 53, Broker Jeffries & Co.	500	(62,105)
General Electric Co.:
expiring May 2009 at USD 13.11, Broker Citibank N.A.	250	(8,167)
expiring July 2009 at USD 13.17, Broker UBS AG	450	(41,926)
General Mills, Inc.:
expiring May 2009 at USD 53, Broker Goldman
Sachs Bank USA	890	(34,301)
expiring June 2009 at USD 53.14, Broker Morgan
Stanley Capital Services Inc.	890	(65,299)
Halliburton Co., expiring May 2009 at USD 20,
Broker Jeffries & Co.	1,250	(71,763)
Home Depot, Inc., expiring June 2009 at USD 26.37,
Broker Morgan Stanley Capital Services Inc.	810	(128,855)
Invesco Ltd., expiring May 2009 at USD 14.29, Broker
Credit Suisse International	1,280	(218,099)
Kimberly-Clark Corp., expiring May 2009 at USD 48.84,
Broker Citibank N.A.	750	(78,998)
Micron Technology, Inc., expiring May 2009 at USD 3.22,
Broker Deutsche Bank AG	3,350	(556,435)
Microsoft Corp.:
expiring May 2009 at USD 18.68, Broker Citibank N.A.	635	(104,724)
expiring June 2009 at USD 20, Broker UBS AG	1,190	(120,369)
Pfizer, Inc., expiring July 2009 at USD 14.06,
Broker UBS AG	2,000	(100,000)
Schering-Plough Corp.:
expiring June 2009 at USD 23.84, Broker Citibank N.A.	2,100	(111,447)
expiring July 2009 at USD 24.54, Broker Citibank N.A.	2,100	(90,909)
The Southern Co., expiring May 2009 at USD 32.50,
Broker UBS AG	1,070	(5,671)
Verizon Communications, Inc., expiring June 2009
at USD 34.59, Broker UBS AG	2,300	(15,387)
Wal-Mart Stores, Inc., expiring May 2009 at USD 53.25,
Broker Goldman Sachs Bank USA	300	(9,393)
Walt Disney Co., expiring May 2009 at USD 19.50,
Broker Goldman Sachs Bank USA	500	(122,325)
Wyeth, expiring June 2009 at USD 43, Broker UBS AG	460	(24,794)
Xerox Corp., expiring May 2009 at USD 5.70,
Broker Deutsche Bank AG	5,100	(328,593)
		(3,273,317)
Total Options Written
(Premiums Received — $10,076,704) — (2.3)%		(12,442,493)
Total Investments, Net of Options Written — 99.8%		552,018,589
Other Assets Less Liabilities — 0.2%		902,538
Net Assets — 100.0%		$ 552,921,127

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$ 707,081,634
	Gross unrealized appreciation	$ 7,465,563
	Gross unrealized depreciation	(150,086,115)
	Net unrealized depreciation	$(142,620,552)
(a)	Depositary receipts.
(b)	Non-income producing security.

•Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(2,450,990)	$117,920

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identi-
cal or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Liabilities
Level 1	$554,381,852	$ (7,138,300)
Level 2	10,079,230	(5,304,193)
Level 3	—	—
Total	$564,461,082	$(12,442,493)

* Other financial instruments are options written, which are shown at market value.

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Air Freight & Logistics — 0.0%
Park-Ohio Industries, Inc., 8.375%, 11/15/14	USD	125	$ 55,313
Auto Components — 0.0%
The Goodyear Tire & Rubber Co., 6.318%, 12/01/09 (a)		60	59,175
Lear Corp., 8.75%, 12/01/16		30	4,650
			63,825
Building Products — 0.0%
CPG International I, Inc., 10.50%, 7/01/13		90	40,500
Capital Markets — 1.0%
E*Trade Financial Corp., 12.50%, 11/30/17 (b)(c)		2,656	1,321,484
Marsico Parent Co., LLC, 10.625%, 1/15/16 (c)		1,501	645,430
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		607	260,977
Marsico Parent Superholdco, LLC,
14.50%, 1/15/18 (b)(c)		415	178,355
			2,406,246
Chemicals — 0.4%
American Pacific Corp., 9%, 2/01/15		125	108,750
Ames True Temper, Inc., 5.131%, 1/15/12 (a)		1,100	913,000
			1,021,750
Commercial Banks — 4.6%
SNS Bank NV Series EMTN, 2.875%, 1/30/12	EUR	8,500	11,332,070
Commercial Services & Supplies — 0.1%
DI Finance Series B, 9.50%, 2/15/13	USD	307	299,325
Containers & Packaging — 0.1%
Berry Plastics Holding Corp., 5.195%, 9/15/14 (a)		300	177,000
Impress Holdings BV, 4.256%, 9/15/13 (a)(c)		150	123,000
			300,000
Diversified Financial Services — 0.1%
FCE Bank Plc, 7.125%, 1/16/12	EUR	200	202,435
Diversified Telecommunication Services — 1.1%
Cincinnati Bell, Inc., 7.25%, 7/15/13	USD	290	286,375
Qwest Corp., 4.57%, 6/15/13 (a)		2,500	2,262,500
Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)		150	156,000
			2,704,875
Electronic Equipment, Instruments & Components — 0.1%
Sanmina-SCI Corp., 8.125%, 3/01/16		540	272,700
Energy Equipment & Services — 0.1%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		70	58,800
7.75%, 5/15/17		50	40,000
			98,800
Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.875%, 11/15/14		1,000	765,000
Health Care Providers & Services – 0.1%
Tenet Healthcare Corp. (c):
9%, 5/01/15		95	95,950
10%, 5/01/18		35	36,400
			132,350
Hotels, Restaurants & Leisure — 0.1%
American Real Estate Partners LP, 7.125%, 2/15/13		140	117,600
Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(d)		122	7,320
Universal City Florida Holding Co. I,
5.778%, 5/01/10 (a)		80	49,600
			174,520
Household Durables — 0.0%
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (b)(d)		400	0

		Par
Corporate Bonds		(000)	Value
Independent Power Producers & Energy Traders — 0.0%
AES Ironwood LLC, 8.875%, 11/30/25	USD	84	$ 72,016
Machinery — 0.3%
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)		210	111,300
Synventive Molding Solutions Sub-Series A,
14%, 1/14/11		936	514,922
			626,222
Media — 1.1%
Affinion Group, Inc., 10.125%, 10/15/13		50	42,750
CSC Holdings, Inc., 8.50%, 4/15/14 (c)		550	561,000
Charter Communications Holdings II (d):
LLC, 10.25%, 9/15/10		260	236,600
LLC Series B, 10.25%, 9/15/10		45	40,725
EchoStar DBS Corp.:
6.375%, 10/01/11		135	130,950
7%, 10/01/13		158	150,890
7.125%, 2/01/16		230	215,050
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17		977	234,480
Nielsen Finance LLC, 10%, 8/01/14		400	376,000
Rainbow National Services LLC, 8.75%, 9/01/12 (c)		750	765,000
			2,753,445
Metals & Mining — 0.3%
Foundation PA Coal Co., 7.25%, 8/01/14		505	468,388
Freeport-McMoRan Copper & Gold, Inc.,
4.995%, 4/01/15 (a)		200	175,500
			643,888
Oil, Gas & Consumable Fuels — 10.3%
Morgan Stanley Bank AG for OAO Gazprom,
9.625%, 3/01/13		11,530	11,184,100
Pemex Project Funding Master Trust,
2.931%, 10/15/09 (a)(e)		12,700	12,700,000
SandRidge Energy, Inc., 4.833%, 4/01/14 (a)		1,400	1,015,463
Whiting Petroleum Corp., 7.25%, 5/01/13		300	264,000
			25,163,563
Paper & Forest Products — 0.5%
Abitibi-Consolidated, Inc., 4.82%, 6/15/11 (a)(d)		840	54,600
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (c)		470	119,248
NewPage Corp., 7.278%, 5/01/12 (a)		1,500	645,000
Verso Paper Holdings LLC Series B,
4.778%, 8/01/14 (a)		1,215	410,063
			1,228,911
Pharmaceuticals — 0.5%
Angiotech Pharmaceuticals, Inc.,
5.011%, 12/01/13 (a)		1,750	1,225,000
Real Estate Investment Trusts (REITs) — 1.3%
Rouse Co. LP, 5.375%, 11/26/13 (d)		6,350	3,222,625
Specialty Retail — 0.2%
General Nutrition Centers, Inc., 6.404%, 3/15/14 (a)		500	395,000
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (d)		375	22,500
Michaels Stores, Inc., 10%, 11/01/14		185	111,925
			529,425
Tobacco — 0.7%
Reynolds American, Inc., 7.625%, 6/01/16		2,000	1,758,744
Wireless Telecommunication Services — 1.1%
iPCS, Inc., 3.153%, 5/01/13 (a)	USD	1,155	935,550
Nordic Telephone Co. Holdings ApS,
6.872%, 5/01/16 (a)(e)	EUR	1,500	1,667,108
			2,602,658
Total Corporate Bonds — 24.4%			59,696,206

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Foreign Government Obligations		(000)	Value
Brazilian Government International Bond:
6.982%, 6/29/09 (a)	USD	6,935	$ 6,987,013
10.25%, 6/17/13		475	572,375
Colombia Government International Bond,
4.866%, 3/17/13 (a)(e)		1,200	1,128,000
Costa Rica Government International Bond,
9.335%, 5/15/09 (e)		3,200	3,188,000
Malaysia Government International Bond,
8.75%, 6/01/09		800	803,471
Mexican Bonos Series M, 9%, 12/22/11	MXN	13,520	1,054,366
Republic of Venezuela, 2.101%, 4/20/11 (a)(e)	USD	4,000	3,120,000
South Africa Government International Bond,
7.375%, 4/25/12		2,400	2,550,000
Turkey Government International Bond, 7%, 9/26/16		2,735	2,762,350
Uruguay Government International Bond,
6.875%, 1/19/16	EUR	950	1,143,821
Total Foreign Government Obligations — 9.5%			23,309,396
Floating Rate Loan Interests
Aerospace & Defense — 1.2%
Avio S.p.A. Dollar Mezzanine Term Loan,
4.25% – 5.811%, 12/13/16	USD	1,039	232,094
Hawker Beechcraft Acquisition Company LLC:
Letter of Credit Facility Deposit, 1.12% – 2.10%,
3/26/14		215	110,750
Term Loan, 2.428% – 3.22%, 3/26/14		3,661	1,881,272
IAP Worldwide Services, Inc. Term Loan (First-Lien),
2% – 7.25%, 12/30/12		1,045	585,252
			2,809,368
Airlines — 0.3%
US Airways Group, Inc. Loan, 2.941%, 3/21/14		1,460	665,112
Auto Components — 2.2%
Allison Transmission, Inc. Term Loan, 3.21% – 3.22%,
8/07/14		5,808	4,143,457
Dana Holding Corporation Term Advance, 7.25%,
1/31/15		2,235	659,470
Dayco Products LLC — (Mark IV Industries, Inc.)
Replacement Term B Loan, 8.06% – 8.75%,
6/21/11		853	117,762
GPX International Tire:
Corporation Tranche B Term Loan, 9.23% – 10.25%,
3/30/12		630	340,504
Term Loan, 12%, 4/11/12		10	5,287
Metaldyne Company LLC:
Deposit Funded Loan, 0.261% – 5.188%, 1/11/12		104	12,150
Initial Tranche B Term Loan, 6.188%, 1/13/14		710	82,840
			5,361,470
Beverages — 0.1%
Culligan International Company Loan (Second Lien),
5.836% – 6.561%, 4/24/13	EUR	1,000	208,388
Le-Nature’s, Inc. Tranche B Term Loan,
9.50%, 3/01/11 (d)	USD	1,000	100,000
			308,388
Building Products — 1.5%
Building Materials Corporation of America Term Loan
Advance, 3.25%, 2/22/14		2,692	2,006,990
Custom Building Products, Inc. Loan (Second Lien),
10.75%, 4/20/12		1,500	810,000

		Par
Floating Rate Loan Interests		(000)	Value
Building Products (concluded)
Momentive Performance Materials (Blitz 06-103 GMBH)
Tranche B-1 Term Loan, 2.688%, 12/04/13	USD	1,224	$ 810,671
United Subcontractors, Inc. Tranche B Term Loan,
6.43% – 6.80%, 12/27/12		2,275	117,548
			3,745,209
Capital Markets — 0.5%
Marsico Parent Company, LLC Term Loan, 4.75% – 7.50%,
12/15/14		465	220,932
Nuveen Investments, Inc. Term Loan, 4.232% – 3.438%,
11/13/14		1,489	964,878
			1,185,810
Chemicals — 7.5%
Brenntag Holding Gmbh & Co. KG:
Acquisition Facility 1, 2.447% – 3.501%, 1/20/14		393	314,182
Facility 3B (Second Lien), 5.501%, 7/17/15		1,000	558,333
Facility B2, 2.447% – 3.501%, 1/20/14		1,607	1,285,818
Facility B6A and B6B, 3.597%, 11/24/37	EUR	500	517,663
Cognis GMBH:
Facility B (French) 3.65%, 11/16/13		197	191,047
Facility A 3.65%, 11/17/13		803	786,486
ElectricInvest Holding Company Limited (Viridian
Group PLC) Junior Term Facility:
5.499%, 4/20/12	EUR	1,787	1,513,467
5.395%, 12/21/12	GBP	1,800	1,704,218
Huish Detergents Inc.:
Loan (Second Lien), 4.76%, 10/26/14	USD	750	611,250
Tranche B Term Loan, 2.18%, 4/26/14		1,734	1,529,918
Ineos US Finance LLC Term:
A4 Facility, 7.001%, 12/14/12		1,385	706,267
B2 Facility, 7.501%, 12/16/13		631	332,342
C2 Facility, 8.001%, 12/16/14		631	332,342
Lucite International Group Holdings Limited PIK,
10.405%, 7/03/14	EUR	1,218	1,495,306
Matrix Acquisition Corp. (MacDermid, Incorporated)
Tranche C Term Loan, 3.209%, 12/15/13		1,747	1,132,508
PQ Corporation (fka Niagara Acquisition, Inc.):
Loan (Second Lien), 7.54%, 7/30/15	USD	2,250	915,001
Term Loan (First Lien), 4.29% – 4.47%, 7/31/14		2,729	1,787,741
Rockwood Specialties Group, Inc. Tranche E Term Loan,
2.178%, 7/30/12		1,235	1,107,471
Solutia Inc. Loan, 8.50%, 2/28/14		1,985	1,550,722
TPG Spring (UK) Limited (British Vita Plc) Mezzanine,
11.657%, 7/22/13	EUR	2,148	3,553
			18,375,635
Commercial Services & Supplies – 2.5%
Aramark Corporation:
Facility Letter of Credit, 0.311% – 2.025%,
1/26/14	USD	155	140,844
U.S. Term Loan, 3.095%, 1/26/14		2,437	2,216,975
EnviroSolutions Real Property Holdings, Inc. Initial
Term Loan, 10.50%, 7/07/12		2,017	958,224
John Maneely Company Term Loan, 3.71% – 4.389%,
12/09/13		1,388	994,145
SIRVA Worldwide, Inc. Loan (Second Lien),
12%, 5/12/15		127	6,334
Synagro Technologies, Inc. Term Loan (First Lien),
2.43% – 2.46%, 4/02/14		1,981	1,287,714
West Corporation Term B-2 Loan, 2.808% – 2.864%,
10/24/13		438	367,568
			5,971,804

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Computers & Peripherals — 0.7%
Intergraph Corporation:
Initial Term Loan (First Lien), 3.256%, 5/29/14	USD	1,169	$ 1,063,508
Second Lien Term Loan, 6.438% – 7.256%,
11/28/2014		750	615,625
			1,679,133
Construction & Engineering — 0.7%
Airport Development and Investment Limited (BAA)
Facility (Second Lien), 5.538%, 4/07/11	GBP	566	340,039
Brand Energy & Infrastructure Services, Inc. (FR Brand
Acquisition Corp.):
First Lien Term Loan B, 3.188% – 3.50%,
2/7/2014	USD	987	661,389
Second Lien Term Loan, 6.438% – 7.313%,
2/7/2015		1,000	385,000
Synthetic Letter of Credit Term Loan (First Lien),
1.125% – 2.375%, 2/07/14		500	335,000
			1,721,428
Construction Materials — 0.3%
Headwaters Incorporated Term Loan B1 (First Lien),
6.22%, 4/30/11		1,234	765,313
Containers & Packaging — 4.6%
Atlantis Plastic Films, Inc. Term Loan (Second Lien),
12.25%, 3/22/12 (d)		500	0
Graham Packaging Company, L.P. New Term Loan,
2.688 – 2.813%, 10/07/11		915	821,813
Graphic Packaging International, Inc. Incremental
Term Loan, 3.21% – 3.958%, 5/16/14		2,713	2,483,982
Modelo 3 S.a.r.l. (Mivisa) Tranche B2 Term Facility,
5.452%, 6/03/15	EUR	1,000	955,279
OI European Group B.V. Tranche D Term Loan,
2.492%, 6/14/13		1,915	2,195,908
Pregis Corporation Term Loan B2 (Euro),
3.459%, 9/30/12		471	486,461
Smurfit Kappa Acquisitions (JSG):
C1 Term Loan Facility, 3.116% – 3.132%,
7/16/2015		750	776,495
Term B1, 2.866% – 4.912%, 7/16/14		750	776,495
Smurfit-Stone Container Canada, Inc., Tranche C-1
Term Loan, 2.82%, 11/01/11		8	6,041
Smurfit-Stone Container Debtor in Possession, Term Loan,
10%, 7/28/10		1,340	1,348,375
Smurfit-Stone Container Enterprises, Inc.:
Deposit Funded Facility, 4.50%, 11/01/10		12	9,352
Tranche B, 2.82%, 11/01/11		14	10,490
Tranche C, 2.82%, 11/01/11	USD	26	19,980
Smurfit-Stone Container Revolving Credit:
0.50% – 4.50%, 11/01/09		60	46,777
0.50% – 5.0%, 11/01/10		20	15,512
Solo Cup Co. Term B1 Loan, 4.692% – 5.75%,
2/27/2011		1,397	1,300,202
			11,253,162
Distributors — 0.3%
Keystone Automotive Operations, Inc. Loan,
3.948% – 5.75%, 1/12/12		1,660	663,934
Diversified Consumer Services — 0.9%
Coinmach Corporation Term Loan, 4.26%, 11/14/14		2,552	1,786,105
Coinmach Laundry Corp Delay Draw Term Loan,
4.44%, 11/14/14		500	348,333
			2,134,438

		Par
Floating Rate Loan Interests		(000)	Value
Diversified Financial Services — 0.4%
J.G. Wentworth, LLC Loan (First Lien),
3.47%, 4/04/14 (d)	USD	3,800	$ 380,000
Professional Service Industries, Inc. Term Loan
(First Lien), 3.19%, 10/31/12		649	564,323
			944,323
Diversified Telecommunication Services — 4.9%
BCM Ireland Holdings Limited (Eircom):
Facility B, 2.848%, 8/14/14	EUR	1,970	1,669,378
Facility C, 3.098%, 8/14/13		1,970	1,669,564
Facility D, 5.223%, 2/14/16		1,000	522,625
Cavtel Holdings, LLC Term Loan, 1.0% – 8.50%,
12/31/12	USD	388	157,656
Hawaiian Telcom Communications, Inc. Tranche C
Term Loan, 4.75%, 5/30/14		1,208	588,060
Nordic Telephone Company Holdings APS Euro Facility:
B2, 2.637%, 4/06/14	EUR	885	1,080,935
C2, 3.262%, 4/06/15		1,058	1,291,507
PAETEC Holding Corp. Replacement Term Loan,
2.928% – 4.75%, 2/28/13	USD	737	626,420
Time Warner Telecom Holdings Inc. Term Loan B Loan,
2.43%, 1/07/13		1,124	1,020,921
Wind Telecomunicazioni S.P.A:
A1 Term Loan Facility, 2.499% – 2.521%,
9/22/2012	EUR	848	989,979
B1 Term Loan Facility, 3.249%, 9/22/13		1,000	1,172,599
C1 Term Loan Facility, 4.249%, 9/22/14		1,000	1,172,599
			11,962,243
Electric Utilities — 0.9%
Astoria Generating Co. Acquisitions, LLC:
Second Lien Term Loan C, 4.20%, 8/23/13	USD	1,500	1,276,875
Term B Facility, 2.20% – 4.0%, 2/23/13		407	370,433
TPF Generation Holdings, LLC:
First Lien Term Loan, 2.428%, 12/15/13		441	409,551
Synthetic Letter of Credit Deposit (First Lien),
1.12% – 2.10%, 12/15/13		151	139,682
Synthetic Revolving Deposit, 1.12% – 2.10%,
12/15/2011		47	43,787
			2,240,328
Electrical Equipment — 0.4%
Electrical Components International Holdings Company
(ECI) Term Loan (Second Lien), 11.50%, 5/01/14		500	50,000
Generac Acquisition Corp. First Lien Term Loan,
2.995%, 11/10/13		1,464	943,028
			993,028
Electronic Equipment, Instruments & Components — 1.3%
Flextronics International Ltd.:
A Closing Date Loan, 2.739% – 3.458%, 10/01/14		2,680	2,050,113
A-1 Delay Draw Term Loan, 3.381%, 10/01/12		770	589,113
Matinvest 2 SAS (Deutsche Connector) Second Lien
Facility, 4.989%, 12/22/15		500	180,000
Safenet, Inc. Loan (Second Lien), 6.46%, 4/12/15		500	276,250
Tinnerman Palnut Engineered Products, LLC Second
Lien Term Loan, 13%, 11/01/11		2,349	70,468
			3,165,944
Energy Equipment & Services — 1.0%
Dresser, Inc. Term Loan (Second Lien), 6.988%, 5/04/15		1,500	817,500
MEG Energy Corp. Initial Term Loan, 3.22%, 4/03/13		485	409,825
Trinidad USA Partnership LLP U.S. Term Loan,
3.009%, 5/01/11		1,455	1,178,550
			2,405,875

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Food & Staples Retailing — 3.2%
AB Acquisitions UK Topco 2 Ltd. Facility B2 UK Borrower,
3.61%, 7/09/15	GBP	2,500	$ 2,625,856
Advantage Sales & Marketing, Inc. (ASM Merger
Sub, Inc.) Term Loan, 2.43 – 2.49%, 3/29/13	USD	903	776,679
Birds Eye Iglo Group Limited (Liberator Midco Limited):
Facility B1 (EUR), 3.223%, 10/27/19	EUR	500	585,945
Facility C1 (EUR), 3.598%, 10/27/15		489	572,718
Sterling Tranche Loan (Mezz), 4.0% – 4.849%,
11/2/2015	GBP	403	385,553
DS Waters of America, Inc. Term Loan,
4.448%, 10/29/12	USD	1,000	442,500
McJunkin Corporation Term Loan, 4.47%, 1/31/14		978	830,061
Roundy’s Supermarkets, Inc. Tranche B Term Loan,
3.18% – 3.22%, 11/03/11
WM. Bolthouse Farms, Inc.:		504	457,799
Second Lien Term Loan, 5.928%, 12/16/13		500	349,167
Term Loan (First Lien), 2.813%, 12/16/12		923	808,721
			7,834,999
Food Products — 3.3%
Dole Food Company, Inc:
Credit-Linked Deposit, 1.139% – 6.861%, 4/12/13		193	182,627
Tranche B Term Loan, 7.25% – 8%, 4/12/13		338	320,073
FSB Holdings, Inc. (Fresh Start Bakeries) Term Loan
(Second Lien), 6.188%, 3/29/14		500	250,000
Solvest, Ltd. (Dole) Tranche C Term Loan, 7.25% – 8%,
4/12/13		1,258	1,192,619
Sturm Foods, Inc. Initial Term Loan:
First Loan, 3.438% – 3.625%, 1/31/14 (b)		831	576,406
Second Lien, 7.125%, 7/31/14		750	225,000
United Biscuits Holdco Limited Facility:
B1, 3.373%, 1/23/15	GBP	1,651	1,915,002
B2, 4.843%, 12/14/14	EUR	535	565,850
Wm. Wrigley Jr. Company Tranche B Term Loan,
6.50%, 10/06/14	USD	3,000	2,996,574
			8,224,151
Health Care Equipment & Supplies — 3.1%
Arizant Inc. Term Loan, 2.928% – 3.0% 7/31/10		2,621	2,359,244
Bausch & Lomb Incorporated:
Delayed Draw Term Loan, 1.50% – 4.47%,
4/24/2015		74	63,844
Parent Term Loan, 4.47%, 4/24/15		389	336,248
Biomet, Inc. Euro Term Loan, 3.959% – 4.557%,
3/25/15	EUR	2,534	3,034,553
DJO Finance LLC (ReAble Therapeutics Fin LLC)
Term Loan, 3.428% – 4.22%, 5/20/14	USD	1,492	1,314,096
Hologic, Inc. Tranche B Term Loan, 3.75%, 3/31/13		568	536,460
			7,644,445
Health Care Providers & Services — 4.1%
CCS Medical, Inc. (Chronic Care) Term Loan (First Lien),
4.97%, 9/30/12		215	100,836
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 1.0% – 2.678%, 7/25/14		229	206,230
Funded Term Loan, 2.678% – 3.506%, 7/25/14		4,491	4,042,503
HCA Inc. Tranche A-1 Term Loan, 3.22%, 11/17/12		1,494	1,349,990
HealthSouth Corporation Term Loan, 2.93% – 2.96%,
3/10/13		2,216	1,994,382
Opica AB (Capio) Tranche C2, 3.388%, 4/15/16	EUR	1,088	1,181,769
Surgical Care Affiliates, LLC Term Loan,
3.22%, 12/29/14	USD	494	408,552
Vanguard Health Holding Company II, LLC (Vanguard
Health System, Inc.) Replacement Term Loan,
2.678%, 9/23/11		966	904,008
			10,188,270

		Par
Floating Rate Loan Interests		(000)	Value
Hotels, Restaurants & Leisure — 3.0%
BLB Worldwide Holdings, Inc. (Wembley, Inc.):
First Priority Term Loan, 4.75%, 7/18/11	USD	2,418	$ 725,463
Second Priority Term Loan, 7.06%, 7/18/12 (d)		1,500	93,750
Golden Nugget, Inc.:
Additional Term Advance (First Lien), 2.0% – 2.46%,
6/30/14		227	103,769
Second Lien Term Loan, 3.69%, 12/31/14		1,000	160,000
Term Advance (First Lien), 2.44%, 6/30/14		477	218,352
Green Valley Ranch Gaming, LLC:
Second Lien Term Loan, 3.71%, 8/16/14		1,500	90,000
Term Loan (New), 3.149% – 4%, 2/16/14		472	190,918
Harrah’s Operating Company, Inc.:
Term B-1 Loan, 3.428% – 4.092%, 1/28/15		314	221,789
Term B-2 Loan, 3.438% – 4.092%, 1/28/15		2,361	1,672,428
Term B-3 Loan, 3.428% – 4.092%, 1/28/15		902	640,852
OSI Restaurant Partners, LLC Pre-Funded RC Loan,
1.14% – 4.50%, 6/14/13		32	22,451
Penn National Gaming, Inc. Term Loan B,
2.18% – 2.99%, 10/03/12		2,619	2,436,872
QCE, LLC (Quiznos) Term Loan (Second Lien),
6.982%, 11/05/13		2,500	775,000
			7,351,644
Household Durables — 2.0%
American Residential Services LLC Term Loan
(Second Lien), 2.0% – 10%, 4/17/15		2,030	1,745,380
Berkline/BenchCraft, LLC, Term Loan,
4.178%, 11/03/11 (d)		95	4,735
Jarden Corporation Term Loan B3, 1.22% – 3.25%,
1/24/12		1,228	1,187,147
Simmons Bedding Company Tranche D Term Loan,
10.50%, 12/19/11		1,500	1,172,501
Yankee Candle Company, Inc. Term Loan, 2.44% –
3.22%, 2/06/14		947	785,529
			4,895,292
Household Products — 0.3%
VI-JON, Inc. (VJCS Acquisition, Inc.) Tranche B
Term Loan, 2.697%, 4/24/14		750	650,625
IT Services — 3.7%
Amadeus IT Group SA/Amadeus Verwaltungs GmbH:
Term B3 Facility, 3.107%, 6/30/13	EUR	615	554,943
Term B4 Facility, 3.107%, 6/30/13		496	448,080
Term C3 Facility, 3.607%, 6/30/14		615	554,943
Term C4 Facility, 3.607%, 6/30/14		496	448,080
Audio Visual Services Group, Inc. Loan (Second Lien),
7.72%, 8/28/14	USD	1,020	56,095
Ceridian Corp U.S. Term Loan, 3.447%, 11/09/14		1,977	1,433,501
First Data Corporation Initial Tranche:
B-1 Term Loan, 3.178% – 3.19%, 9/24/14		2,466	1,796,019
B-2 Term Loan, 3.19% – 3.178%, 9/24/14		495	360,465
B-3 Term Loan, 3.178% – 3.19%, 9/24/14		980	713,257
RedPrairie Corporation:
Second Lien Loan 7.736%, 1/20/13		1,250	612,500
Term Loan B, 4.25% – 5.25%, 7/20/12		849	581,296
SunGard Data Systems Inc. (Solar Capital Corp.)
New U.S. Term Loan, 2.219% – 2.991%, 2/28/14		1,780	1,593,715
			9,152,894
Independent Power Producers & Energy Traders — 3.6%
Texas Competitive Electric Holdings Company, LLC (TXU)
Initial Tranche:
B-1 Term Loan, 3.928% – 3.969%, 10/10/14		2,490	1,676,445
B-2 Term Loan, 3.928% – 3.969%, 10/10/14		5,462	3,687,721
B-3 Term Loan, 3.928% – 3.969%, 10/10/14		5,004	3,369,988
			8,734,154

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Insurance — 0.4%
Alliant Holdings I, Inc. Term Loan, 4.232%, 8/21/14	USD	985	$ 763,375
Conseco, Inc. Term Loan, 1.0% – 6.50%, 10/10/13		730	292,081
			1,055,456
Internet & Catalog Retail — 0.3%
FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		746	641,775
Oriental Trading Company, Inc. Loan (Second Lien),
6.43%, 1/31/14		500	95,000
			736,775
Leisure Equipment & Products — 0.4%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan,
2.93% – 3.67%, 6/08/12		970	630,500
Kerasotes Showplace Theatres, LLC Term B2,
5%, 10/28/11		554	332,439
			962,939
Life Sciences Tools & Services — 1.2%
Life Technologies Corporation Term B Facility,
5.25%, 11/20/15		2,985	2,971,009
Machinery — 2.9%
CI Acquisition, Inc. (Chart Industries) Term Loan B,
2.438%, 10/17/12		222	193,333
LN Acquisition Corp. (Lincoln Industrial):
Delayed Draw Term Loan (First Lien),
2.97%, 7/11/2014		268	214,364
Initial U.S. Term Loan (First Lien),
2.97%, 7/11/2014		715	571,636
NACCO Materials Handling Group, Inc. Loan,
2.428% – 4.595%, 3/21/13		486	179,913
Navistar International Corporation:
Revolving Credit-Linked Deposit, 3.611% – 4.794%,
1/19/12		1,333	1,078,095
Term Advance, 3.678%, 1/19/12		3,667	2,964,760
Oshkosh Truck Corporation Term B Loan, 7.15% – 7.32%,
12/06/13		2,118	1,731,685
Standard Steel, LLC:
Delayed Draw Term Loan, 8.25%, 7/02/12		75	40,998
Initial Term Loan, 9%, 7/02/12		370	203,418
			7,178,202
Manufacturing — 0.2%
Blount, Inc. Term Loan B, 2.201% – 3.25%, 8/09/10		536	490,471
Marine — 0.7%
Delphi Acquisition Holding I B.V. (fka Dockwise) Facility:
B1, 3.22%, 1/12/15		1,227	658,574
C1, 4.095%, 1/11/16		1,227	658,574
D1, 5.72%, 1/11/16		1,650	453,750
			1,770,898
Media — 28.5%
Acosta, Inc. Term Loan, 2.68%, 7/28/13		1,191	1,022,008
Affinion Group Holdings, Inc. Loan, 9.273%, 3/01/12		975	555,750
AlixPartners, LLP Tranche C Term Loan, 2.46% – 3.14%,
10/12/13		931	852,294
Alpha Topco Limited (Formula One):
Facility B1, 2.803%, 12/31/13		571	341,904
Facility B2, 2.803%, 12/31/13		393	235,059
Amsterdamse Beheer — En Consultingmaatschappij B.V.
(Casema) Casema:
B1 Term Loan Facility, 4.031%, 11/02/14	EUR	625	750,033
C Term Loan Facility, 4.531%, 11/02/15		625	750,033
Atlantic Broadband Finance, LLC Tranche B-2
Term Loan, 3.47%, 9/01/11	USD	1,945	1,741,047

		Par
Floating Rate Loan Interests		(000)	Value
Media (continued)
Bresnan Communications,:
LLC Additional Term Loan B (First Lien),
2.45% – 3.11%, 6/30/13	USD	1,250	$ 1,138,541
LLC Second Lien Term Loan, 4.97% – 4.99%,
3/29/14		250	197,500
CSC Holdings Inc (Cablevision) Incremental Term Loan,
2.198%, 3/29/13		2,140	1,971,134
Catalina Marketing Corporation Initial Term Loan,
4.22%, 10/01/14		1,670	1,461,173
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.93%, 7/03/14		1,473	1,082,306
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		4,219	3,101,236
Cequel Communications, LLC (aka Cebridge)
Term Loan, 2.46% – 2.478%, 11/05/13		4,875	4,401,078
Charter Communications Operating, LLC Replacement
Term Loan, 5.23% – 6.25%, 3/06/14		1,305	1,096,700
Charter Communications Term Loan B1, 5.23% – 6.25%,
3/25/14		750	704,297
Clarke American Corp. Tranche B Term Loan,
2.928% – 3.72%, 6/30/14		1,967	1,316,236
Cumulus Media, Inc. Replacement Term Loan,
2.21%, 6/11/14		1,383	691,463
Dex Media West LLC Tranche B Term Loan,
7%, 10/24/14		1,500	1,001,250
Discovery Communications Holding, LLC Term B Loan,
3.22%, 5/14/14		1,970	1,840,906
FoxCo Acquisition Sub, LLC Term Loan, 7.25%, 7/14/15		899	539,423
Getty Images, Inc Initial Term Loan, 6.25%, 7/02/15		488	474,703
Gray Television, Inc. Term Loan B – DD, 3% – 4%,
12/31/14		845	352,712
HIT Entertainment, Inc. 2nd Lien, 6.74%, 2/26/13		1,000	250,000
HMH Publishing Company Limited
(fka Education Media):
Mezzanine, 5.256% – 5.50%, 11/14/14		7,195	1,510,949
Tranche A Term Loan, 8.256%, 6/12/14		2,623	1,613,257
Hanley-Wood, LLC (FSC Acquisition) Term Loan,
2.688% – 2.71%, 3/08/14		2,219	678,210
Hargray Acquisition Co., DPC Acquisition LLC/
HCP Acquisition:
Term Loan (First Lien), 3.486%, 6/27/14		982	836,832
Loan (Second Lien), 6.736%, 1/29/15		500	240,000
Idearc Inc. (Verizon) Tranche B Term Loan,
6.25%, 11/17/14 (d)		1,101	427,244
Insight Midwest Holdings, LLC B Term Loan,
2.50%, 4/07/14		700	638,750
Kabel Deutschland Holding GMBH A Facility,
2.723%, 6/01/12	EUR	4,000	4,760,222
Knology, Inc. Term Loan, 2.751%, 6/30/12	USD	484	412,636
Lavena Holding 3 GmbH (Prosiebensat.1
Media AG) Facility:
B1, 4.589%, 6/28/15	EUR	337	65,729
C1, 4.839%, 6/30/16		674	131,457
Liberty Cablevision of Puerto Rico, Ltd. Initial Term
Facility, 2.451%, 6/17/14	USD	1,474	884,250
Local TV Finance, LLC Term Loan, 2.43%, 5/07/13		742	341,524
MCC Iowa LLC (Mediacom Broadband Group):
Tranche A Term Loan, 1.83%, 3/31/10		665	641,749
Tranche D-1 Term Loan, 2.08%, 1/31/15		1,216	1,073,949
MCNA Cable Holdings LLC (OneLink Communications)
Loan (PIK facility), 8.31%, 3/01/13		1,855	1,149,871
Mediannuaire Holding (Pages Jaunes):
Term Loan B2, 3.913%, 1/11/15	EUR	453	239,365
Term Loan C, 4.413%, 1/11/16		938	495,199
Term Loan D, 5.913%, 1/11/17		500	133,964

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Media (continued)
Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
3.678%, 4/09/12	USD	1,915	$ 921,655
Mission Broadcasting, Inc. Term B Loan,
2.97%, 10/01/12		1,776	1,065,783
Multicultural Radio Broadcasting, Inc. Term Loan,
3.239% – 5%, 12/18/12		327	212,550
NTL Cable Plc Term Loan, 3.889%, 11/19/37	GBP	1,779	2,165,784
NV Broadcasting, LLC:
Second Lien, 5.25%, 11/03/14 (d)	USD	1,500	75,000
Term Loan (First Lien), 5.25%, 11/01/13		822	205,367
Newsday, LLC:
Fixed Rate Term Loan, 9.75%, 8/01/13		1,500	1,455,000
Floating Rate Term Loan, 6.631%, 8/01/13		1,250	1,175,000
Nexstar Broadcasting, Inc Term B Loan, 2.597% – 2.789%,
10/01/12		1,878	1,126,685
Nielsen Finance LLC Dollar Term Loan, 2.469%, 8/09/13		3,808	3,216,449
Parkin Broadcasting, LLC Term Loan, 5.25%, 11/01/13		169	42,127
Penton Media, Inc.:
Loan (Second Lien), 6.039%, 2/01/14		1,000	96,250
Term Loan (First Lien), 2.678% – 3.289%, 2/1/2013		1,103	554,925
Puerto Rico Cable Acquisition Company Inc.
(D/B/A Choice TV) Term Loan (Second Lien),
7.938%, 2/15/12		692	311,538
Quebecor Media Term Loan B, 3.131%, 1/17/13		726	631,294
Sunshine Acquisition Limited (aka HIT Entertainment)
Term Facility, 3.49%, 7/31/14		1,098	570,986
TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		1,244	1,230,063
Telecommunications Management, LLC:
Multi-Draw Term Loan, 3.928%, 6/30/13		233	142,059
Term Loan, 3.928%, 6/30/13		924	563,564
UPC Financing Partnership M Facility,
3.137%, 11/19/37	EUR	3,767	4,050,373
Virgin Media Investment Holdings Limited (fka NTL)
C Facility, 4.919%, 7/17/13	GBP	1,500	1,701,260
Wallace Theater Corporation (Hollywood Theaters):
First Lien Term Loan, 5.50%, 7/31/09	USD	1,746	1,370,414
Second Lien Term Loan, 9.25%, 1/31/10		2,500	1,625,000
Yell Group Plc Facility B2 (Euro), 3.973%, 4/30/11	EUR	1,750	1,221,388
			69,874,457
Metals & Mining — 0.5%
Algoma Steel Inc. Term Loan, 2.93%, 6/20/13	USD	1,944	1,091,753
Euramax International, Inc. Domestic Loan
(Second Lien), 13%, 6/29/13		1,220	24,408
			1,116,161
Multi-Utilities — 0.7%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
First Lien Term Loan B, 3.75%, 11/01/13		1,230	1,082,781
Second Lien Term Loan, 5.75%, 5/01/14		750	480,000
Synthetic Letter of Credit, 1.10% –
2.65%, 11/01/13		159	139,512
Mach Gen, LLC Synthetic Letter of Credit Loan
(First Lien), 0.982% – 2.25%, 2/22/13		69	57,488
			1,759,781
Multiline Retail — 0.5%
Dollar General Corporation Tranche B-1 Term Loan,
3.178% – 3.789%, 7/07/14		1,250	1,150,348

		Par
Floating Rate Loan Interests		(000)	Value
Oil, Gas & Consumable Fuels — 2.1%
Big West Oil, LLC:
Delayed Advance Loan, 6.50%, 5/15/14	USD	550	$ 431,750
Initial Advance Loan, 6.50%, 5/15/14		438	343,437
Coffeyville Resources, LLC:
Funded Letter of Credit, 3.15% – 5.60%, 12/28/10		324	257,568
Tranche D Term Loan, 8.75%, 12/30/13		1,042	827,496
Drummond Company, Inc. Term Advance,
1.688%, 2/14/11		1,200	1,164,000
Niska Gas Storage:
Canada ULC Canadian Term Loan B,
2.21%, 5/12/13		452	405,816
U.S., LLC Term B Loan, 2.21%, 5/12/13		47	42,649
U.S., LLC Wild Goose Acquisition Draw-U.S. Term B,
2.203%, 5/12/13		32	28,890
Vulcan Energy Corporation (Fka Plains Resources Inc)
Term B3 Loan, 5.50%, 8/12/11		1,750	1,627,500
			5,129,106
Paper & Forest Products — 1.9%
Georgia-Pacific LLC Term B Loan, 2.428% – 3.293%,
12/20/12		3,799	3,526,734
NewPage Corporation Term Loan, 4.25% – 5%,
12/22/14		1,584	1,221,601
Verso Paper Finance Holdings LLC Loan, 6.759 – 7.509%,
2/01/13		351	17,568
			4,765,903
Personal Products — 0.5%
American Safety Razor Company, LLC Loan
(Second Lien), 6.68%, 1/30/14		2,000	1,310,000
Pharmaceuticals — 1.5%
Catalent Pharma Solutions, Inc. (fka Cardinal Health
409, Inc.) Euro Term Loan, 3.223%, 4/15/14	EUR	2,456	2,339,905
Warner Chilcott Company, Inc. Acquisition Date
Term Loan:
Tranche B, 2.428% – 3.22%, 1/18/12	USD	1,046	978,833
Tranche C, 2.428%, 1/18/12		414	387,730
			3,706,468
Professional Services — 0.4%
Booz Allen Hamilton Inc. Tranche B Term Loan,
7.50%, 7/31/15		998	975,260
Real Estate Management & Development — 0.2%
Enclave First Lien Term Loan, 6.14%, 3/01/12		2,000	300,000
Georgian Towers Term Loan, 6.14%, 3/01/12		2,000	210,058
Pivotal Promontory, LLC Second Lien Term Loan,
12%, 8/31/11 (d)		750	37,500
			547,558
Road & Rail — 0.8%
RailAmerica, Inc.:
Canadian Term Loan, 5.20%, 8/14/09		196	172,208
U.S. Term Loan, 5.20%, 8/14/09		2,054	1,807,792
			1,980,000
Software — 0.3%
Bankruptcy Management Solutions, Inc.:
First Lien Term Loan, 4.43%, 7/31/12		945	529,339
Loan (Second Lien), 6.678%, 7/31/13		488	110,906
			640,245
Specialty Retail — 1.3%
Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
2.68% – 3.47%, 10/20/13		1,395	1,156,611
Burlington Coat Factory Warehouse Corporation
Term Loan, 2.68%, 5/28/13		517	356,711

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Specialty Retail (concluded)
General Nutrition Centers, Inc. Term Loan,
2.25% – 3.49%, 9/16/13	USD	988	$ 828,754
OSH Properties LLC (Orchard Supply) Term Loan B,
2.902%, 12/21/13		1,500	975,000
			3,317,076
Textiles, Apparel & Luxury Goods — 0.1%
Renfro Corporation Tranche B Term Loan, 3.68% – 4.48%,
10/05/13		435	174,003
Trading Companies & Distributors — 0.4%
Beacon Sales Acquisition, Inc. Term B Loan,
2.438%, 9/30/13		1,194	955,000
Transportation Infrastructure — 0.7%
SBA Telecommunications Term Loan, 2.438 – 3.208%,
11/01/10		1,993	1,773,966
Wireless Telecommunication Services — 1.4%
Cricket Communications, Inc. (aka Leap Wireless)
Term B Loan, 5.75%, 6/16/13		1,765	1,679,302
Digicel Group Term Loan B, 3.75%, 3/01/12		250	233,125
MetroPCS Wireless, Inc. New Tranche B Term Loan,
2.688% – 3.438%, 11/03/13		1,614	1,503,164
			3,415,591
Total Floating Rate Loan Interests — 106.4%			260,785,092
Common Stocks		Shares
Capital Markets — 0.1%
E*Trade Financial Corp. (f)	121,011		173,046
Commercial Services & Supplies — 0.0%
Sirva Common Stock		554	2,770
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (f)		55,855	39,786
Ainsworth Lumber Co. Ltd. (c)(f)		62,685	44,847
			84,633
Total Common Stocks — 0.1%			260,449
Preferred Stocks
Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (c)		100	43,000
Total Preferred Stocks — 0.0%			43,000
Warrants (g)
Machinery — 0.0%
Synventive Molding Solutions (expires 1/15/13)		2	0
Total Warrants — 0.0%			0

Beneficial Interest
Other Interests (h)	(000)	Value
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	USD 947	$ 191
Household Durables — 0.0%
Berkline Benchcraft Equity LLC	6,155	—
Total Other Interests — 0.0%		191
Total Long-Term Investments
(Cost — $478,352,869) — 140.4%		344,094,334
Short-Term Securities	Shares
Money Market Fund — 1.3%
BlackRock Liquidity Funds, TempFund, 0.64% (i)(j)	3,151,730	3,151,730
Total Short-Term Securities
(Cost — $3,151,730) — 1.3%		3,151,730
Options Purchased	Contracts
Over-the-Counter Put Options — 0.0%
Marsico Parent Superholdco LLC, expiring
December 2009 at USD 942.86, Broker Goldman
Sachs Group, Inc.	26	41,600
Total Options Purchased (Cost — $25,422) — 0.0%		41,600
Total Investments (Cost — $481,530,021*) — 141.7%		347,287,664
Liabilities in Excess of Other Assets — (17.7)%		(43,343,601)
Preferred Shares, at Redemption Value — (24.0)%		(58,811,150)
Net Assets Applicable to Common Shares — 100.0%		$ 245,132,913

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 481,568,756
Gross unrealized appreciation	$ 1,632,062
Gross unrealized depreciation	(135,913,154)
Net unrealized depreciation	$(134,281,092)

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a payment-in-kind security which may pay interest/dividends in addi-
tional par/shares.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Restricted securities as to resale, representing 8.9% of net assets were as follows:

	Acquisition
Issue	Date(s)	Cost	Value
Colombia Government
International Bond,
4.866%, 3/17/13	2/15/06	$ 1,289,727	$ 1,128,000
Costa Rica Government
International Bond,	8/30/04 –
9.335%, 5/15/09	11/01/04	3,202,951	3,188,000
Nordic Telephone
Co. Holdings ApS,
6.872%, 5/01/16	4/26/06	1,867,951	1,667,108
Pemex Project
Funding Master Trust,	8/27/04 –
2.931%, 10/15/09	12/15/04	12,760,205	12,700,000
Republic of Venezuela,
2.101%, 4/20/11	10/26/04	3,810,281	3,120,000
Total		$22,931,115	$21,803,108

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Floating Rate Income Trust (BGT)

(f) Non-income producing security.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(i) Represents the current yield as of report date.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	3,151,730	$11,261

•Foreign currency exchange contracts as of April 30, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	772,203	MXN 10,416,500		Citibank NA	6/10/09	$ 23,460
USD59,614,704		EUR 46,282,500		Citibank NA	5/20/09	(1,617,719)
USD	1,219,745	EUR	920,000	UBS AG	5/20/09	2,572
USD	7,919,989	GBP	5,663,000	UBS AG	6/10/09	(457,321)
Total						$ (2,049,008)

•Credit default swaps on single-name issues — sold protection outstanding as of
April 30, 2009 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Depreciation
BAA Ferovial
Junior Term		Deutsche
Loan	2.00%	Bank AG	June 2012	AA–	GPB 1,800	$(422,017)

1 Using Standard & Poor’s rating of the issuer.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement. See Note 1 of the Notes to Financial Statements.
•Currency Abbreviations:

EUR	Euro
GBP	British Pound
MXN	Mexican New Peso
USD	U.S. Dollar

•Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 3,364,562	$ 41,600	—
Level 2	256,614,570	26,032	$ (2,075,040)
Level 3	87,266,932	—	(422,017)
Total	$347,246,064	$ 67,632	$ (2,497,057)

* Other financial instruments are options, swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
that were used in determining fair value:

		Other
	Investments in	Financial
	Securities	Instruments
	Assets	Liabilities
Balance, as of October 31, 2008	$ 119,862,229	$ (543,254)
Accrued discounts/premiums	281,787	—
Realized gain (loss)	(11,790,834)	—
Change in unrealized appreciation/
depreciation[1]	(21,055,829)	121,237
Net purchases (sales)	(25,041,257)	—
Net transfers into Level 3	25,010,836	—
Balance, as of April 30, 2009	$ 87,266,932	$ (422,017)

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW)
(Percentages shown are based on Net Assets)

Preferred Securities
		Par
Capital Trusts		(000)	Value
Building Products — 0.8%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)	USD	980	$ 439,736
Capital Markets — 5.1%
Ameriprise Financial, Inc., 7.518%, 6/01/66 (c)		1,900	1,094,740
Lehman Brothers Holdings Capital Trust V,
3.64% (b)(c)(d)		1,600	160
State Street Capital Trust III, 8.25% (b)(c)(e)		725	493,413
State Street Capital Trust IV, 2.32%, 6/01/67 (c)		3,390	1,371,926
			2,960,239
Commercial Banks — 5.9%
Bank of Ireland Capital Funding II, LP, 5.571% (a)(b)(c)		2,015	402,698
Bank of Ireland Capital Funding III, LP, 6.107% (a)(b)(c)		2,150	408,130
Barclays Bank Plc, 5.926% (a)(b)(c)		1,900	759,202
First Empire Capital Trust II, 8.277%, 6/01/27		910	541,284
National City Preferred Capital Trust I, 12% (b)(c)		300	259,590
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)		875	789,393
SunTrust Preferred Capital I, 5.853% (b)(c)		800	260,000
			3,420,297
Diversified Financial Services — 4.2%
Farm Credit Bank of Texas Series 1, 7.561% (b)(c)		1,000	599,280
JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (e)		2,525	1,848,603
			2,447,883
Electric Utilities — 1.5%
PPL Capital Funding, 6.70%, 3/30/67 (c)		1,500	870,000
Insurance — 52.0%
AXA SA, 6.379% (a)(b)(c)		3,585	1,430,705
Ace Capital Trust II, 9.70%, 4/01/30 (e)		1,510	1,180,865
The Allstate Corp. (c):
6.50%, 5/15/57 (e)		3,200	1,780,000
Series B, 6.125%, 5/15/67 (f)		2,625	1,443,750
American International Group, Inc., 6.25%, 3/15/87 (f)		2,425	303,125
Chubb Corp., 6.375%, 3/29/67 (c)(g)		4,475	2,705,827
Farmers Exchange Capital, 7.05%, 7/15/28 (a)		3,110	1,818,821
Financial Security Assurance Holdings Ltd., 6.40%,
12/15/66 (a)(c)		1,740	469,800
Genworth Financial, Inc., 6.15%, 11/15/66 (c)		750	104,740
Great West Life & Annuity Insurance Co., 7.153%,
5/16/46 (a)(c)		2,000	987,840
Liberty Mutual Group, Inc. (a)(c):
7%, 3/15/37		2,550	938,716
10.75%, 6/15/88		2,000	1,100,000
Lincoln National Corp. (c):
7%, 5/17/66		3,000	960,000
6.05%, 4/20/67		1,250	362,500
MetLife, Inc., 6.40%, 12/15/66 (e)		4,225	2,260,375
Nationwide Life Global Funding I, 6.75%, 5/15/67 (e)		2,450	962,370
Oil Casualty Insurance Ltd., 8%, 9/15/34 (a)		915	552,964
Progressive Corp., 6.70%, 6/15/37 (c)		2,900	1,436,234
Reinsurance Group of America, 6.75%, 12/15/65 (c)		700	342,636
Swiss Re Capital I LP, 6.854% (a)(b)(c)		2,225	878,875
The Travelers Cos., Inc., 6.25%, 3/15/67 (c)		5,750	3,539,861
ZFS Finance (USA) Trust II, 6.45%, 12/15/65 (a)(c)		1,800	972,000
ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)		500	265,070
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)		4,355	2,351,700
Zenith National Insurance Capital Trust I,
8.55%, 8/01/28 (a)		1,000	930,000
			30,078,774
Multi-Utilities — 4.4%
Dominion Resources Capital Trust I,
7.83%, 12/01/27 (e)		1,200	986,993
Dominion Resources, Inc., 7.50%, 6/30/66 (c)		2,100	1,323,000
Puget Sound Energy, Inc. Series A, 6.974%, 6/01/67 (c)		475	248,188
			2,558,181

		Par
Capital Trusts		(000)	Value
Oil, Gas & Consumable Fuels — 5.5%
Enterprise Products Operating LLC,
8.375%, 8/01/66 (c)	USD	825	$ 569,250
Southern Union Co., 7.20%, 11/01/66 (c)		2,350	1,210,250
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)		2,150	1,376,000
			3,155,500
Thrifts & Mortgage Finance — 0.7%
Webster Capital Trust IV, 7.65%, 6/15/37 (c)		975	417,107
Total Capital Trusts — 80.1%			46,347,717
Preferred Stocks		Shares
Commercial Banks — 10.4%
First Tennessee Bank NA, 3.90% (a)(b)(c)		1,176	371,175
HSBC USA, Inc. (b):
Series D, 4.50% (c)		35,000	472,500
Series H, 6.50%	168,000		2,856,000
Provident Financial Group, Inc., 7.75%		42,000	732,375
Royal Bank of Scotland Group Plc Series M, 6.40% (b)		5,000	40,300
Santander Finance Preferred SA Unipersonal, 6.80% (b)	103,100		1,525,880
			5,998,230
Diversified Financial Services — 1.7%
Cobank ACB, 7% (a)(b)		38,000	985,188
Electric Utilities — 4.9%
Alabama Power Co., 6.50% (b)		25,000	562,500
Entergy Arkansas, Inc., 6.45% (b)		28,800	702,901
Entergy Louisiana LLC, 6.95% (b)		22,650	1,585,500
			2,850,901
Insurance — 7.7%
Aspen Insurance Holdings Ltd., 7.401% (b)(c)		55,000	770,000
Axis Capital Holdings Ltd.:
Series A, 7.25%		35,000	612,500
Series B, 7.50% (b)(c)		9,000	539,438
Endurance Specialty Holdings Ltd. Series A, 7.75% (b)		35,200	564,960
RenaissanceRe Holding Ltd. Series D, 6.60%	110,000		1,980,000
			4,466,898
Real Estate Investment Trusts (REITs) — 8.7%
BRE Properties, Inc. Series D, 6.75% (b)		10,000	170,600
First Industrial Realty Trust, Inc., 6.236% (b)(c)		610	223,031
HRPT Properties Trust (b):
Series B, 8.75%		97,917	1,405,109
Series C, 7.125%	125,000		1,500,000
iStar Financial, Inc. Series I, 7.50% (b)		59,500	318,325
Public Storage (b):
Series F, 6.45%		10,000	184,800
Series I, 7.25%		40,000	862,000
Series M, 6.625%		20,000	378,200
			5,042,065
Thrifts & Mortgage Finance — 0.1%
Sovereign Bancorp, Inc. Series C, 7.30% (b)(h)		1,400	22,386
Wireless Telecommunication Services — 2.9%
Centaur Funding Corp., 9.08% (a)		2,720	1,691,500
Total Preferred Stocks — 36.4%			21,057,168

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW)
(Percentages shown are based on Net Assets)

	Par
Trust Preferreds	(000)	Value
Consumer Finance — 2.4%
Capital One Capital II, 7.50%, 6/15/66	USD 2,326	$ 1,373,024
Diversified Financial Services — 0.7%
ING Groep NV, 7.20% (b)	875	418,254
Electric Utilities — 2.2%
PPL Energy Supply LLC, 7%, 7/15/46	1,235	1,250,703
Insurance — 2.3%
ABN AMRO North America Capital Funding Trust II,
2.874% (a)(b)(c)	2,000	125,122
Lincoln National Capital VI Series F, 6.75%, 9/11/52	2,250	1,235,366
		1,360,488
Total Trust Preferreds — 7.6%		4,402,469
Total Preferred Securities — 124.1%		71,807,354
Corporate Bonds
Insurance — 3.2%
Oil Insurance Ltd., 7.558% (a)(b)(c)	1,000	327,210
QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	1,484	1,498,349
Total Corporate Bonds — 3.2%		1,825,559
Total Long-Term Investments
(Cost — $135,994,488) — 127.3%		73,632,913
Short-Term Securities	Shares
Money Market Fund — 47.7%
BlackRock Liquidity Funds, TempFund, 0.64% (i)(j)	27,610,483	27,610,483
Total Short-Term Securities
(Cost — $27,610,483) — 47.7%		27,610,483
Total Investments (Cost — $163,604,971*) — 175.0%		101,243,396
Liabilities in Excess of Other Assets — (5.4)%		(3,136,602)
Preferred Shares, at Redemption Value — (69.6)%		(40,254,342)
Net Assets Applicable to Common Shares — 100.0%		$ 57,852,452

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$163,147,386
Gross unrealized appreciation	$ 259,819
Gross unrealized depreciation	(62,163,809)
Net unrealized depreciation	$ (61,903,990)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Variable rate security. Rate shown is as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) All or a portion of security held as collateral in connection with open reverse repur-
chase agreements.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.
(g) All or a portion of security held as collateral in connection with open swaps.
(h) Depositary receipts.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	27,610,483	$ 18,907
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(15,938,424)	$ 56,701

(j) Represents the current yield as of report date.
•Financial futures contracts purchased as of April 30, 2009 were as follows:

Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)
66	2-Year US
	Treasury Bond	June 2009	$14,280,058	$ 78,036
6	30-Year US
	Treasury Bond	June 2009	$ 746,966	(11,591)
Total				$ 66,445
•Financial futures contracts sold as of April 30, 2009 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
86	10-Year US
	Treasury Bond	June 2009	$10,504,125	$ 103,500

•Credit default swaps on single-name issues — sold protection outstanding as of
April 30, 2009 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration Rating[1]		(000)[2]	Appreciation
Phillip Morris		Deutsche	December
International	1.73%	Bank AG	2013	A	$2,000	$ 4,735
[1]	Using the S&P’s ratings of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take a place as defined under the terms of the agreement.

•Credit default swaps on single-name issues — buy protection outstanding as of
April 30, 2009 were as follows:

	Pay			Notional
	Fixed	Counter-		Amount	Unrealized
Issuer	Rate	party	Expiration	(000)	Depreciation
Altria Group Inc.	1.03%	Deutsche	December
		Bank AG	2013	$2,000	$ (24,115)
Nordstrom Inc.	5.20%	Deutsche	June
		Bank AG	2014	$1,000	(144,301)
Total					$ (168,416)

•Reverse repurchase agreements outstanding as of April 30, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Bank Plc	1.99%	3/03/09	8/15/09	$5,080,692	$ 5,060,551

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus-
try sub-classifications for reporting ease.

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW)

•Effective November 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 46,110,262	$ 181,536	$ (11,591)
Level 2	53,547,634	4,735	(5,228,967)
Level 3	1,585,500	—	—
Total	$101,243,396	$ 186,271	$ (5,240,558)

* Other financial instruments are swaps, futures and reverse repurchase agreements. Swaps and futures are valued at the unrealized appreciation/
depreciation on the instrument. Reverse repurchase agreements are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:

Investments in
Securities
Assets
Balance, as of October 31, 2008	—
Accrued discounts/premiums	—
Realized loss	$ (1,933,262)
Change in unrealized appreciation/depreciation[1]	(679,500)
Net sales	(990,000)
Net transfers into Level 3	5,188,262
Balance, as of April 30, 2009	$ 1,585,500

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Preferred Securities
		Par
Capital Trusts		(000)	Value
Building Products — 0.3%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)	USD	3,160	$ 1,417,924
Capital Markets — 2.7%
Credit Suisse Guernsey Ltd., 5.86% (b)(c)		1,050	571,410
State Street Capital Trust III, 8.25%, 3/15/42 (c)		1,740	1,184,192
State Street Capital Trust IV, 2.32%, 6/01/67 (c)(d)		25,245	10,216,601
			11,972,203
Commercial Banks — 15.4%
BB&T Capital Trust IV, 6.82%, 6/12/77 (c)(d)		15,300	9,215,909
Bank of Ireland Capital Funding II, LP, 5.571% (a)(b)(c)		6,685	1,335,997
Bank of Ireland Capital Funding III, LP,
6.107% (a)(b)(c)(d)		26,600	5,049,425
Barclays Bank Plc, (a)(b)(c):
5.93%		13,200	5,274,456
6.86%		11,500	5,162,925
Commonwealth Bank of Australia,
6.024% (a)(b)(c)(d)		20,000	10,300,000
HSBC Capital Funding LP/Jersey Channel Islands,
10.176% (a)(b)(c)(d)		7,000	6,142,969
Lloyds Banking Group Plc, 6.657% (a)(b)(c)		10,000	3,050,000
SMFG Preferred Capital USD 1 Ltd.,
6.078% (a)(b)(c)(d)		10,000	6,943,800
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)		3,850	3,473,328
Shinsei Finance II (Cayman) Ltd., 7.16% (a)(b)(c)		1,005	241,514
Standard Chartered Bank, 7.014% (a)(b)(c)		5,000	3,225,000
Wells Fargo & Co. Series K, 7.98% (b)(c)		12,985	7,271,600
Wells Fargo Capital XIII Series GMTN, 7.70% (b)(c)(e)		3,900	2,496,000
			69,182,923
Diversified Financial Services — 0.5%
C10 Capital SPV Ltd., 6.722%, (a)(b)(c)		5,000	2,242,350
Electric Utilities — 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (c)		3,900	2,262,000
Insurance — 18.7%
AXA SA, 6.463% (a)(b)(c)		12,000	4,794,336
The Allstate Corp. (c):
6.50%, 5/15/57		8,675	4,825,469
Series B, 6.125%, 5/15/67		8,725	4,798,750
American International Group, Inc.,
6.25%, 3/15/87 (d)		11,425	1,428,125
Chubb Corp., 6.375%, 3/29/67 (c)(d)		15,300	9,251,206
Liberty Mutual Group, Inc., (a)(c):
7%, 3/15/37		11,600	4,270,238
10.75%, 6/15/88		6,200	3,410,000
Lincoln National Corp., (c):
7%, 5/17/66		4,255	1,361,600
6.05%, 4/20/67		4,730	1,371,700
MetLife, Inc., 6.40%, 12/15/66		4,550	2,434,250
Nationwide Life Global Funding I, 6.75%, 5/15/67		8,025	3,152,252
Progressive Corp., 6.70%, 6/15/37 (c)(d)		19,675	9,744,103
Reinsurance Group of America,
6.75%, 12/15/65 (c)(d)		15,000	7,342,200
Swiss Re Capital I LP, 6.854% (a)(b)(c)(d)		27,475	10,852,625
The Travelers Cos., Inc., 6.25%, 3/15/67 (c)(d)		9,000	5,540,652
White Mountains Re Group Ltd., 7.506% (a)(b)(c)		4,400	1,392,589
ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)		2,050	1,086,787
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)(d)		13,220	7,138,800
			84,195,682
Multi-Utilities — 0.2%
Puget Sound Energy, Inc. Series A,
6.974%, 6/01/67 (c)		1,575	822,937

	Par
Capital Trusts	(000)	Value
Oil, Gas & Consumable Fuels — 2.3%
Enterprise Products Operating LLC,
8.375%, 8/01/66 (c)	USD 4,500	$ 3,105,000
Southern Union Co., 7.20%, 11/01/66 (c)	5,000	2,575,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)(d)	7,325	4,688,000
		10,368,000
Thrifts & Mortgage Finance — 0.3%
Webster Capital Trust IV, 7.65%, 6/15/37 (c)	3,225	1,379,661
Total Capital Trusts — 40.9%		183,843,680
Preferred Stocks	Shares
Commercial Banks — 6.1%
Citizens Funding Trust I, 7.50%	210,000	1,894,351
HSBC USA, Inc. Series H, 6.50%	977,766	16,622,022
Royal Bank of Scotland Group Plc Series M, 6.40%	15,000	120,900
Santander Finance Preferred SA Unipersonal, 6.80%	597,500	8,843,000
		27,480,273
Diversified Financial Services — 2.6%
Citigroup, Inc. Series T, 6.50% (f)	90,000	2,844,000
Cobank ACB, 7% (a)	150,000	3,888,900
ING Groep NV:
6.125%	200,000	2,094,000
7.05%	5,800	67,860
7.20%	213,000	2,545,373
7.38%	40,000	474,358
		11,914,491
Diversified Telecommunication Services — 0.2%
AT&T Inc., 6.375%, 2/15/56	30,000	766,066
Electric Utilities — 5.7%
Alabama Power Co., 6.50%	100,000	2,250,000
Entergy Louisiana LLC, 6.95%	40,000	2,800,000
Interstate Power & Light Co. Series B, 8.375%	785,000	20,464,950
		25,514,950
Insurance — 10.1%
Aegon NV, 6.50%	400,000	4,052,000
Arch Capital Group Ltd.:
Series A, 8%	100,000	1,992,000
Series B, 7.875%	160,000	3,076,800
Aspen Insurance Holdings Ltd., 7.401% (c)	655,000	9,170,000
Axis Capital Holdings Ltd. Series B, 7.50% (c)	180,000	10,788,750
Endurance Specialty Holdings Ltd. Series A, 7.75%	369,000	5,922,450
PartnerRe Ltd. Series C, 6.75%	265,600	5,134,048
RenaissanceRe Holding Ltd. Series D, 6.60%	285,000	5,130,000
		45,266,048
Real Estate Investment Trusts (REITs) — 1.8%
BRE Properties, Inc. Series D, 6.75%	30,000	511,800
iStar Financial, Inc. Series I, 7.50%	55,000	294,250
Public Storage:
Series F, 6.45%	30,000	554,400
Series M, 6.625%	55,000	1,040,050
Sovereign Real Estate Investment Corp., 12% (a)	10,000	5,900,000
		8,300,500
Wireless Telecommunication Services — 1.4%
Centaur Funding Corp., 9.08% (a)	10,000	6,218,750
Total Preferred Stocks — 27.9%		125,461,078

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

		Par
Trust Preferreds		(000)	Value
Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 7.90%, 3/28/13	USD	250	$ 197,531
Commercial Banks — 4.6%
Kazkommerts Finance 2 BV, 9.20% (b)(c)		500	125,000
KeyCorp Capital IX, 6.75%, 12/15/66		9,083	4,393,622
Mizuho Capital Investment 1 Ltd., 6.686% (a)(b)(c)(d)		21,000	12,889,821
National City Preferred Capital Trust I, 12% (b)(c)		3,713	3,212,859
			20,621,302
Diversified Financial Services — 3.4%
JPMorgan Chase Capital XXI Series U,
1.966%, 2/02/37 (c)(d)		12,875	5,480,231
JPMorgan Chase Capital XXIII, 2.238%, 5/15/77 (c)(d)		13,800	5,836,227
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		5,650	4,136,478
			15,452,936
Insurance — 6.8%
AON Corp., 8.205%, 1/01/27 (d)		18,000	13,466,160
Ace Capital Trust II, 9.70%, 4/01/30 (d)		17,000	13,294,510
W.R. Berkley Capital Trust II, 6.75%, 7/26/45		4,268	3,584,568
			30,345,238
Total Trust Preferreds — 14.8%			66,617,007
Total Preferred Securities — 83.6%			375,921,765
Common Stocks		Shares
Aerospace & Defense — 0.6%
Honeywell International, Inc.		7,600	237,196
Lockheed Martin Corp.		15,900	1,248,627
Northrop Grumman Corp.		21,600	1,044,360
United Technologies Corp.		7,600	371,184
			2,901,367
Air Freight & Logistics — 0.4%
United Parcel Service, Inc. Class B		36,300	1,899,942
Auto Components — 0.1%
Johnson Controls, Inc.		15,300	290,853
Beverages — 0.8%
The Coca-Cola Co.		59,000	2,539,950
PepsiCo, Inc.		24,100	1,199,216
			3,739,166
Biotechnology — 0.9%
Amgen, Inc. (g)		28,400	1,376,548
Biogen Idec, Inc. (g)		10,300	497,902
Celgene Corp. (g)		14,500	619,440
Genzyme Corp. (g)		6,900	367,977
Gilead Sciences, Inc. (g)		29,100	1,332,780
			4,194,647
Capital Markets — 0.4%
Federated Investors, Inc. Class B		27,800	636,064
The Goldman Sachs Group, Inc.		5,610	720,885
Morgan Stanley		12,600	297,864
			1,654,813
Chemicals — 0.8%
Air Products & Chemicals, Inc.		4,000	263,600
E.I. du Pont de Nemours & Co.		60,900	1,699,110
Monsanto Co.		11,900	1,010,191
PPG Industries, Inc.		16,200	713,610
			3,686,511

Common Stocks	Shares	Value
Commercial Banks — 1.0%
M&T Bank Corp.	17,200	$ 902,140
Regions Financial Corp.	158,400	711,216
Wells Fargo & Co.	137,200	2,745,372
		4,358,728
Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	32,800	942,672
Pitney Bowes, Inc.	44,300	1,087,122
Waste Management, Inc.	31,900	850,773
		2,880,567
Communications Equipment — 1.0%
Cisco Systems, Inc. (g)	96,500	1,864,380
Corning, Inc.	35,600	520,472
Motorola, Inc.	143,800	795,214
QUALCOMM, Inc.	36,700	1,553,144
		4,733,210
Computers & Peripherals — 1.9%
Apple, Inc. (g)	24,800	3,120,584
Dell, Inc. (g)	61,700	716,954
EMC Corp. (g)	57,600	721,728
Hewlett-Packard Co.	36,300	1,306,074
International Business Machines Corp.	23,800	2,456,398
		8,321,738
Distributors — 0.2%
Genuine Parts Co.	30,300	1,028,988
Diversified Financial Services — 1.1%
Bank of America Corp.	152,200	1,359,146
JPMorgan Chase & Co.	87,200	2,877,600
NYSE Euronext	37,500	868,875
		5,105,621
Diversified Telecommunication Services — 1.6%
AT&T Inc.	160,487	4,111,677
Embarq Corp.	13,000	475,280
Verizon Communications, Inc.	86,200	2,615,308
		7,202,265
Electric Utilities — 0.8%
American Electric Power Co., Inc.	8,900	234,782
Duke Energy Corp.	83,500	1,153,135
FirstEnergy Corp.	5,600	229,040
Progress Energy, Inc.	22,200	757,464
The Southern Co.	36,200	1,045,456
		3,419,877
Electrical Equipment — 0.5%
Emerson Electric Co.	45,100	1,535,204
Rockwell Automation, Inc.	22,200	701,298
		2,236,502
Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Ltd.	21,500	374,960
Energy Equipment & Services — 0.5%
National Oilwell Varco, Inc. (g)	23,400	708,552
Schlumberger Ltd.	22,700	1,112,073
Smith International, Inc.	22,218	574,335
		2,394,960
Food & Staples Retailing — 1.3%
CVS Caremark Corp.	13,900	441,742
SUPERVALU, Inc.	34,500	564,075
SYSCO Corp.	39,700	926,201
Wal-Mart Stores, Inc.	62,700	3,160,080
Walgreen Co.	26,200	823,466
		5,915,564

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products — 0.4%
Kraft Foods, Inc.	49,935	$ 1,168,479
Sara Lee Corp.	83,200	692,224
		1,860,703
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.	8,100	392,850
Becton Dickinson & Co.	14,000	846,720
Boston Scientific Corp. (g)	24,300	204,363
Covidien Ltd.	21,500	709,070
Medtronic, Inc.	8,300	265,600
		2,418,603
Health Care Providers & Services — 0.6%
Aetna, Inc.	9,700	213,497
Express Scripts, Inc. (g)	14,000	895,580
Medco Health Solutions, Inc. (g)	17,900	779,545
UnitedHealth Group, Inc.	9,700	228,144
WellPoint, Inc. (g)	18,500	791,060
		2,907,826
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	36,100	1,923,769
Starwood Hotels & Resorts Worldwide, Inc.	50,900	1,061,774
		2,985,543
Household Durables — 0.8%
Black & Decker Corp.	23,600	951,080
Fortune Brands, Inc.	26,500	1,041,715
KB Home	23,700	428,259
Whirlpool Corp.	24,200	1,092,872
		3,513,926
Household Products — 1.0%
Clorox Co.	17,300	969,665
The Procter & Gamble Co.	71,700	3,544,848
		4,514,513
IT Services — 0.6%
Automatic Data Processing, Inc.	27,700	975,040
Cognizant Technology Solutions Corp. (g)	13,800	342,102
MasterCard, Inc. Class A	1,688	309,664
Paychex, Inc.	40,100	1,083,101
		2,709,907
Industrial Conglomerates — 1.1%
3M Co.	28,400	1,635,840
General Electric Co.	178,900	2,263,085
Textron, Inc.	96,500	1,035,445
		4,934,370
Insurance — 1.2%
Aflac, Inc.	43,800	1,265,382
The Allstate Corp.	36,100	842,213
Cincinnati Financial Corp.	34,900	835,855
Lincoln National Corp.	53,500	601,340
MetLife, Inc.	43,600	1,297,100
Principal Financial Group, Inc.	38,000	620,920
		5,462,810
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (g)	3,400	273,768
Internet Software & Services — 0.8%
eBay, Inc. (g)	58,900	970,083
Google, Inc. Class A (g)	4,810	1,904,616
Yahoo! Inc. (g)	39,800	568,742
		3,443,441
Leisure Equipment & Products — 0.2%
Mattel, Inc.	48,000	718,080

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. (g)	10,900	$ 382,372
Machinery — 0.5%
Caterpillar, Inc.	35,200	1,252,416
Cummins, Inc.	17,500	595,000
Deere & Co.	11,700	482,742
		2,330,158
Media — 0.2%
Comcast Corp. Class A	28,500	440,610
The DIRECTV Group, Inc. (g)	26,200	647,926
		1,088,536
Metals & Mining — 0.4%
Alcoa, Inc.	101,300	918,791
Nucor Corp.	22,100	899,249
		1,818,040
Multi-Utilities — 0.9%
Consolidated Edison, Inc.	22,100	820,573
Dominion Resources, Inc.	9,000	271,440
Integrys Energy Group, Inc.	22,900	604,789
Public Service Enterprise Group, Inc.	32,400	966,816
TECO Energy, Inc.	36,800	389,712
Xcel Energy, Inc.	43,100	794,764
		3,848,094
Multiline Retail — 0.2%
Macy’s, Inc.	76,100	1,041,048
Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	20,900	899,954
Apache Corp.	7,600	553,736
Chevron Corp.	55,400	3,661,940
ConocoPhillips	54,000	2,214,000
Exxon Mobil Corp.	114,600	7,640,382
Hess Corp.	15,200	832,808
Massey Energy Co.	22,100	351,611
Occidental Petroleum Corp.	6,900	388,401
Peabody Energy Corp.	22,800	601,692
Southwestern Energy Co. (g)	22,700	814,022
Spectra Energy Corp.	60,600	878,700
XTO Energy, Inc.	28,600	991,276
		19,828,522
Paper & Forest Products — 0.4%
MeadWestvaco Corp.	63,200	989,712
Weyerhaeuser Co.	23,000	810,980
		1,800,692
Pharmaceuticals — 3.0%
Abbott Laboratories	43,000	1,799,550
Bristol-Myers Squibb Co.	73,500	1,411,200
Eli Lilly & Co.	41,000	1,349,720
Johnson & Johnson	74,100	3,879,876
Merck & Co., Inc.	66,100	1,602,264
Pfizer, Inc. (e)	112,300	1,500,328
Schering-Plough Corp.	54,000	1,243,080
Wyeth	17,900	758,960
		13,544,978
Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	17,500	994,175
Boston Properties, Inc.	17,900	884,618
Public Storage	5,100	340,986
Vornado Realty Trust	20,125	983,911
		3,203,690
Road & Rail — 0.2%
Norfolk Southern Corp.	24,300	867,024

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.		21,700	$ 264,957
Intel Corp.	168,100		2,652,618
Linear Technology Corp.		32,500	707,850
Microchip Technology, Inc.		36,800	846,400
National Semiconductor Corp.		39,500	488,615
Texas Instruments, Inc.		38,200	689,892
			5,650,332
Software — 1.4%
Autodesk, Inc. (g)		31,700	632,098
Microsoft Corp.	190,200		3,853,452
Oracle Corp.		86,900	1,680,646
			6,166,196
Specialty Retail — 0.8%
Home Depot, Inc.		75,000	1,974,000
Limited Brands, Inc.		66,500	759,430
Staples, Inc.		50,800	1,047,496
			3,780,926
Textiles, Apparel & Luxury Goods — 0.2%
VF Corp.		12,000	711,240
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.		78,600	987,216
Tobacco — 0.9%
Altria Group, Inc. (e)		84,600	1,381,518
Philip Morris International, Inc.		68,500	2,479,700
			3,861,218
Total Common Stocks — 38.4%			172,994,051
		Par
Corporate Bonds		(000)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc. (h):
3.95%, 11/10/09	USD	105	14,963
4.375%, 11/30/10		325	46,313
			61,276
Computers & Peripherals — 1.1%
International Business Machines Corp., 8%, 10/15/38		4,000	4,943,192
Diversified Financial Services — 0.9%
ING Groep NV, 5.775% (b)(c)(d)		10,000	3,700,000
Stan IV Ltd., 4.821%, 7/20/11 (c)		283	183,950
			3,883,950
Electric Utilities — 1.6%
PPL Energy Supply LLC, 7%, 7/15/46		7,200	7,291,551
Insurance — 1.1%
QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)		4,973	5,021,084
Media — 9.0%
Comcast Corp., 6.625%, 5/15/56		48,750	40,336,428
Metals & Mining — 0.0%
Aleris International, Inc., 10%, 12/15/16 (h)		5,000	100,000
Oil, Gas & Consumable Fuels — 0.5%
Nexen, Inc., 7.35%, 11/01/43		3,000	2,185,471
Paper & Forest Products — 0.5%
International Paper Co., 8.70%, 6/15/38 (e)		3,100	2,309,962
Total Corporate Bonds — 14.7%			66,132,914

Exchange-Traded Funds	Shares	Value
UltraShort Real Estate ProShares	150,000	$ 3,540,000
Total Exchange-Traded Funds — 0.8%		3,540,000
Total Long-Term Securities
(Cost — $985,982,951) — 137.5%		618,588,730
Short-Term Securities
Money Market Fund — 24.6%
BlackRock Liquidity Funds, TempFund,
0.64% (i)(j)	110,469,494	110,469,494
Total Short-Term Securities
(Cost — $110,469,494) — 24.6%		110,469,494
Total Investments Before Options Written
(Cost — $1,096,452,445*) — 162.1%		729,058,224
Options Written	Contracts
Call Options Written
S&P 500 Listed Option, expiring May 2009 at USD 87.50	1,409	(2,655,965)
Total Options Written
(Premiums Received — $3,525,366) — (0.6)%		(2,655,965)
Total Investments, Net of Options Written — 161.5%		726,402,259
Liabilities in Excess of Other Assets — (10.1)%		(45,648,998)
Preferred Shares, at Redemption Value — (51.4)%		(231,034,617)
Net Assets Applicable to Common Shares — 100.0%		$ 449,718,644

*The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,095,643,264
Gross unrealized appreciation	$ 10,121,362
Gross unrealized depreciation	(376,706,402)
Net unrealized depreciation	$ (366,585,040)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Variable rate security. Rate shown is as of report date.
(d) All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(e) All or a portion of security has been pledged as collateral for open financial futures contracts.
(f) Convertible security.
(g) Non-income producing security.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Represents the current yield as of report date.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	110,469,494	$ 123,372

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Preferred and Equity Advantage Trust (BTZ)

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus-
try sub-classifications for reporting ease.
•Reverse repurchase agreements outstanding as of April 30, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays
Bank Plc	1.93%	2/27/09	5/15/09	$ 5,280,366	$ 5,259,500
Barclays
Bank Plc	1.93%	3/02/09	5/15/09	1,424,562	1,418,933
Barclays
Bank Plc	1.99%	3/03/09	5/15/09	16,599,534	16,533,730
Barclays
Bank Plc	1.98%	3/06/09	5/15/09	14,927,552	14,872,746
Barclays
Bank Plc	1.98%	3/06/09	5/15/09	17,577,812	17,514,235
Total				$ 55,809,826	$ 55,599,144

•Financial futures contracts purchased as of April 30, 2009 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)
451	10-Year US
	Treasury Bond	June 2009	$54,152,704	$ 390,144
37	30-Year US
	Treasury Bond	June 2009	$ 4,606,288	(71,475)
91	S&P EMINI	June 2009	$ 3,816,865	141,635
Total				$ 460,304

•Credit default swaps on single-name issues — buy protection oustanding as of
April 30, 2009 were as follows:

	Pay			Notional
	Fixed	Counter-		Amount	Unrealized
Issuer	Rate	party	Expiration	(000)	Depreciation
Altria Group, Inc.	1.03%	Deutsche	December
		Bank AG	2013	$9,000	$ (108,517)
Nordstrom, Inc.	5.20%	Deutsche	June
		Bank AG	2014	$4,000	(577,203)
Total					$ (685,720)

•Credit default swaps on single-name issues — sold protection oustanding as of
April 30, 2009 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
Philip Morris
International,		Deutsche	December
Inc.	1.73%	Bank AG	2013	A	$9,000	$21,307

1 Using the S&P’s ratings of the issuer.
2 The maximum potential amount the Fund may pay should a negative credit event take a place as defined under the terms of the agreement.

•Effective November 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identi-
cal or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$440,857,394	$ 531,779	$ (2,727,440)
Level 2	285,216,880	—	(56,284,864)
Level 3	2,983,950	21,307	—
Total	$729,058,224	$ 553,086	$ (59,012,304)

* Other financial instruments are futures, swaps, options written and reverse repurchase agreements. Futures and swaps are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
were used in determining fair value:

		Other
	Investments in	Financial
	Securities	Instruments
	Assets	Assets
Balance, as of October 31, 2008	$ 268,850	—
Accrued discounts/premiums	(361)	—
Realized loss	(6,619,805)	—
Change in unrealized appreciation/
depreciation[1]	(1,573,299)	—
Net sales	(3,300,000)	—
Net transfers into Level 3	14,208,565	$ 21,307
Balance, as of April 30, 2009	$ 2,983,950	$ 21,307

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Preferred Income Strategies Fund, Inc. (PSY)
(Percentages shown are based on Net Assets)

Preferred Securities
	Par
Capital Trusts	(000)	Value
Building Products — 0.7%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 3,915	$ 1,756,700
Capital Markets — 4.8%
Ameriprise Financial, Inc., 7.518%, 6/01/66 (c)	7,600	4,378,960
Lehman Brothers Holdings Capital Trust V,
3.64% (b)(c)(d)(e)	6,400	640
State Street Capital Trust III, 8.25%
due 3/15/42 (c)(f)	2,920	1,987,264
State Street Capital Trust IV, 2.32%, 6/01/67 (c)	12,535	5,072,889
		11,439,753
Commercial Banks — 14.7%
ABN AMRO North America Holding Preferred
Capital Repackaging Trust I, 6.523% (a)(b)(c)	12,035	4,933,821
Bank One Capital III, 8.75%, 9/01/30	2,000	1,624,914
Bank of Ireland Capital Funding II, LP,
5.571% (a)(b)(c)	8,065	1,611,790
Bank of Ireland Capital Funding III, LP,
6.107% (a)(b)(c)	8,575	1,627,775
Barclays Bank Plc, 5.926% (a)(b)(c)	8,500	3,396,430
First Empire Capital Trust II, 8.277%, 6/01/27	3,630	2,159,189
HSBC America Capital Trust I, 7.808%, 12/15/26 (a)	2,000	1,358,966
HSBC Capital Funding LP/Jersey Channel Islands,
10.176% (a)(b)(c)(f)	4,835	4,243,036
HSBC Finance Capital Trust IX, 5.911%, 11/30/35 (c)	7,300	3,317,339
Lloyds Banking Group Plc, 6.657% (a)(b)(c)	5,000	1,525,000
National City Preferred Capital Trust I, 12% (b)(c)	1,100	951,830
NationsBank Capital Trust III, 1.681%, 1/15/27 (c)	13,470	4,486,938
SMFG Preferred Capital USD 3 Ltd.,
9.50% (a)(b)(c)	3,550	3,202,679
SunTrust Preferred Capital I, 5.853% (b)(c)	1,825	593,125
		35,032,832
Diversified Financial Services — 4.8%
AgFirst Farm Credit Bank, 8.393%, 12/15/16 (c)	4,000	2,884,616
Farm Credit Bank of Texas Series 1, 7.561% (b)(c)	2,500	1,498,200
ING Capital Funding Trust III, 8.439% (b)(c)	6,066	2,608,380
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	6,150	4,502,538
		11,493,734
Electric Utilities — 1.4%
PPL Capital Funding, 6.70%, 3/30/67 (c)	5,925	3,436,500
Insurance — 53.9%
AON Corp., 8.205%, 1/01/27 (f)	10,000	7,481,200
AXA SA, 6.379% (a)(b)(c)	13,470	5,375,621
Ace Capital Trust II, 9.70%, 4/01/30	11,300	8,836,939
The Allstate Corp. (c):
6.50%, 5/15/57	12,775	7,106,094
Series B, 6.125%, 5/15/67	10,450	5,747,500
American International Group, Inc., 6.25%, 3/15/87	9,895	1,236,875
Chubb Corp., 6.375%, 3/29/67 (c)	17,700	10,702,376
Farmers Exchange Capital, 7.05%, 7/15/28 (a)	5,000	2,924,150
Financial Security Assurance Holdings Ltd.,
6.40%, 12/15/66 (a)(c)	6,930	1,871,100
GE Global Insurance Holding Corp., 7.75%, 6/15/30	10,000	8,076,580
Genworth Financial, Inc., 6.15%, 11/15/66 (c)	3,000	418,959
Great West Life & Annuity Insurance Co.,
7.153%, 5/16/46 (a)(c)	7,500	3,704,400
Liberty Mutual Group, Inc. (a)(c):
7%, 3/15/37	10,150	3,736,459
10.75%, 6/15/88	7,925	4,358,750
Lincoln National Corp. (c):
7%, 5/17/66	12,000	3,840,000
6.05%, 4/20/67	5,025	1,457,250
MetLife, Inc., 6.40%, 12/15/66	16,825	9,001,375
Nationwide Life Global Funding I, 6.75%, 5/15/67	9,675	3,800,379

	Par
Capital Trusts	(000)	Value
Insurance (concluded)
Oil Casualty Insurance Ltd., 8%, 9/15/34 (a)	$ 3,605	$ 2,178,617
Principal Life Insurance Co., 8%, 3/01/44 (a)	6,325	4,859,320
Progressive Corp., 6.70%, 6/15/37 (c)	11,650	5,769,697
Reinsurance Group of America,
6.75%, 12/15/65 (c)	3,000	1,468,440
Swiss Re Capital I LP, 6.854% (a)(b)(c)	8,875	3,505,625
The Travelers Cos., Inc., 6.25%, 3/15/67 (c)	12,850	7,910,820
ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)	1,300	689,182
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	17,110	9,239,400
Zenith National Insurance Capital Trust I,
8.55%, 8/01/28 (a)	3,750	3,487,500
		128,784,608
Multi-Utilities — 6.0%
Dominion Resources Capital Trust I, 7.83%, 12/01/27	10,000	8,224,940
Dominion Resources, Inc., 7.50%, 6/30/66 (c)	8,400	5,292,000
Puget Sound Energy, Inc. Series A, 6.974%,
6/01/67 (c)	1,825	953,563
		14,470,503
Oil, Gas & Consumable Fuels — 6.6%
Enterprise Products Operating LLC,
8.375%, 8/01/66 (c)	4,225	2,915,250
Southern Union Co., 7.20%, 11/01/66 (c)	14,400	7,416,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)	8,300	5,312,000
		15,643,250
Road & Rail — 1.2%
BNSF Funding Trust I, 6.613%, 12/15/55 (c)	3,750	2,775,000
Thrifts & Mortgage Finance — 0.7%
Webster Capital Trust IV, 7.65%, 6/15/37 (c)	3,875	1,657,733
Total Capital Trusts — 94.8%		226,490,613
Preferred Stocks	Shares
Capital Markets — 0.0%
Deutsche Bank Contingent Capital Trust II, 6.55%	530	7,139
Commercial Banks — 11.1%
Barclays Bank Plc, 8.125%	225,000	3,575,250
First Tennessee Bank NA, 3.75% (a)(c)	4,650	1,467,656
HSBC USA, Inc.:
Series D, 4.50% (c)(g)	131,700	1,777,950
Series H, 6.50%	120,000	2,040,000
Provident Financial Group, Inc., 7.75%	166,800	2,908,575
Royal Bank of Scotland Group Plc Series M, 6.40%	15,000	120,900
SG Preferred Capital II, 6.302% (c)	23,000	12,420,000
Santander Finance Preferred SA Unipersonal, 6.80%	147,200	2,178,560
		26,488,891
Diversified Financial Services — 1.7%
Cobank ACB, 7% (a)	152,000	3,940,752
Electric Utilities — 5.0%
Alabama Power Co.:
5.83%	14,000	326,480
6.50%	145,000	3,262,500
Entergy Arkansas, Inc., 6.45%	114,400	2,792,081
Entergy Louisiana LLC, 6.95%	49,850	3,489,500
Interstate Power & Light Co. Series B, 8.375%	80,000	2,085,600
		11,956,161
Insurance — 18.5%
Aspen Insurance Holdings Ltd., 7.401% (c)	194,000	2,716,000
Axis Capital Holdings Ltd.:
Series A, 7.25%	129,300	2,262,750
Series B, 7.50% (c)	36,000	2,157,750

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Preferred Income Strategies Fund, Inc. (PSY)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Insurance (concluded)
Endurance Specialty Holdings Ltd. Series A, 7.75%	139,200	$ 2,234,160
MetLife, Inc., Series B, 6.50%	904,400	16,550,520
Prudential Plc, 6.50%	92,400	1,338,876
RenaissanceRe Holding Ltd. Series D, 6.60%	435,000	7,830,000
Zurich RegCaPS Funding Trust, 6.58% (a)(c)	9,800	8,970,063
		44,060,119
Multi-Utilities — 1.5%
Pacific Gas & Electric Co. Series A, 6%	140,000	3,567,200
Real Estate Investment Trusts (REITs) — 6.9%
BRE Properties, Inc. Series D, 6.75%	35,000	597,100
Developers Diversified Realty Corp., 8%	400,000	3,756,000
First Industrial Realty Trust, Inc., 6.236% (c)	2,390	873,844
Firstar Realty LLC, 8.875% (a)	4,000	3,155,000
Kimco Realty Corp. Series F, 6.65%	50,000	787,500
Public Storage Series F, 6.45%	40,000	739,200
Public Storage Series M, 6.625%	71,900	1,359,629
Public Storage, Inc. Series I, 7.25%	160,000	3,448,000
Regency Centers Corp. Series D, 7.25%	100,000	1,875,000
		16,591,273
Thrifts & Mortgage Finance — 0.3%
Sovereign Bancorp, Inc. Series C, 7.30% (h)	48,000	767,520
Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08% (a)	2,423	1,506,803
Total Preferred Stocks — 45.6%		108,885,858
	Par
Trust Preferreds	(000)
Commercial Banks — 0.4%
KeyCorp Capital IX, 6.75%	$ 1,868	903,396
Communications Equipment — 0.6%
Corporate-Backed Trust Certificates, Motorola
Debenture Backed Series 2002-14,
8.375%, 11/15/28	2,000	1,265,928
Consumer Finance — 4.1%
Capital One Capital II, 7.50%, 6/15/66	16,702	9,861,212
Diversified Financial Services — 0.7%
ING Groep NV, 7.20% (b)	3,500	1,673,015
Electric Utilities — 3.9%
Georgia Power Co. Series O, 1.475%, 4/15/33	1,250	1,246,758
HECO Capital Trust III, 6.50%, 3/18/34	1,250	1,093,435
National Rural Utilities Cooperative Finance Corp.,
6.75%, 2/15/43	1,250	1,067,224
PPL Energy Supply LLC, 7%, 7/15/46	5,835	5,909,194
		9,316,611
Gas Utilities — 5.5%
Southwest Gas Capital II, 7.70%, 9/15/43	15,125	13,160,328

	Par
Trust Preferreds	(000)	Value
Insurance — 4.0%
ABN AMRO North America Capital Funding Trust II,
1.375% (a)(b)(c)	$ 11,000	$ 688,172
Lincoln National Capital VI Series F,
6.75%, 9/11/52	5,000	2,745,257
W.R. Berkley Capital Trust II, 6.75%, 7/26/45	7,375	6,193,647
		9,627,076
Total Trust Preferreds — 19.2%		45,807,566
Total Preferred Securities — 159.6%		381,184,037
Corporate Bonds
Insurance — 3.3%
Oil Insurance Ltd., 7.558% (a)(b)(c)	5,000	1,636,050
QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	5,967	6,024,695
Structured Asset Repackaged Trust Series 2004-1,
1.602%, 4/21/11 (c)	382	290,560
Total Corporate Bonds — 3.3%		7,951,305
Total Long-Term Investments
(Cost — $683,669,352) — 162.9%		389,135,342
Short-Term Securities	Shares
Money Market Fund — 6.6%
BlackRock Liquidity Funds, TempFund, 0.64% (i)(j)	15,858,851	15,858,851
Total Short-Term Securities
(Cost — $15,858,851) — 6.6%		15,858,851
Total Investments (Cost — $699,528,203*) — 169.5%		404,994,193
Other Assets Less Liabilities — 2.9%		6,929,413
Preferred Shares, at Redemption Value — (72.4)%		(172,990,679)
Net Assets Applicable to Common Shares — 100.0%		$ 238,932,927

*The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 700,584,478
Gross unrealized appreciation	$ 2,865,611
Gross unrealized depreciation	(298,455,896)
Net unrealized depreciation	$(295,590,285)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Variable rate security. Rate shown is as of report date.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) All or a portion of security held as collateral in connection with open reverse repur-
chase agreements.
(g) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(h) Depositary receipts.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	15,858,851	$ 16,827
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(28,803,004)	$ 80,087

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Preferred Income Strategies Fund, Inc. (PSY)

(j) Represents the current yield as of report date.
•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus-
try sub-classifications for reporting ease.
•Reverse repurchase agreements outstanding as of April 30, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Bank Plc	1.99%	3/03/09	5/15/09	$ 3,262,935	$ 3,250,000
Barclays Bank Plc	1.99%	3/03/09	5/15/09	3,295,374	3,282,310
Total				$ 6,558,309	$ 6,532,310

•Financial futures contracts purchased as of April 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Amount	Depreciation
27	30-Year U.S.
	Treasury Notes	June 2009	$3,361,345	$(52,157)
•Financial futures contracts sold as of April 30, 2009 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Amount	Appreciation
214	10-Year U.S.
	Treasury Notes	June 2009	$26,147,307	$266,682

•Credit default swaps on single-name issues — buy protection outstanding as of
April 30, 2009 were as follows:

	Pay			Notional
	Fixed	Counter-		Amount	Unrealized
Issuer	Rate	party	Expiration	(000)	Depreciation
Altria Group, Inc.	1.03%	Deutsche	December
		Bank AG	2013	$8,000	$ (96,459)
Nordstrom Inc.	5.20%	Deutsche	June
		Bank AG	2014	$2,000	(288,602)
Total					$ (385,061)

•Credit default swaps on single-name issues — sold protection outstanding as of
April 30, 2009 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
Philip Morris
International,		Deutsche	December
Inc.	1.73%	Bank AG	2013	A	$8,000	$18,940

1 Using the S&P’s ratings of the issuer.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•Effective November 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 126,182,080	$ 266,682	$ (52,157)
Level 2	262,612,054	—	(6,917,371)
Level 3	16,200,059	18,940	—
Total	$ 404,994,193	$ 285,622	$ (6,969,528)

* Other financial instruments are swaps, futures and reverse repurchase agreements. Swaps and futures are valued at the unrealized appreciation/
depreciation on the instrument. Reverse repurchase agreements are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3)
were used in determining fair value:

Other
	Investments in	Financial
	Securities	Instruments
	Assets	Assets
Balance, as of October 31, 2008	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/
depreciation[1]	$ (13,615,981)	—
Net purchases (sales)	—	—
Net transfers into Level 3	29,816,040	$ 18,940
Balance, as of April 30, 2009	$ 16,200,059	$ 18,940

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments April 30, 2009 (Unaudited) BlackRock Preferred Opportunity Trust (BPP)
(Percentages shown are based on Net Assets)

Preferred Securities
	Par
Capital Trusts	(000)	Value
Building Products — 0.7%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 1,945	$ 872,741
Capital Markets — 3.0%
State Street Capital Trust III, 8.25% due 3/15/42 (c)	1,385	942,589
State Street Capital Trust IV, 2.32%, 6/01/67 (c)	6,725	2,721,594
		3,664,183
Commercial Banks — 13.7%
Bank of Ireland Capital Funding II, LP, 5.571% (a)(b)(c)	4,015	802,398
Bank of Ireland Capital Funding III, LP, 6.107% (a)(b)(c)	4,275	811,515
Barclays Bank Plc, 5.926% (a)(b)(c)	6,885	2,751,108
CBA Capital Trust I, 5.805% (a)(b)(d)	5,000	3,550,300
FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	797,947
Lloyds TSB Bank Plc, 6.90% (b)	4,399	1,759,600
NBP Capital Trust III, 7.375% (b)	2,000	560,000
National City Preferred Capital Trust I, 12% (b)(c)	600	519,180
RESPARCS Funding LP I, 8% (b)	4,000	520,000
SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	1,725	1,556,232
SunTrust Preferred Capital I, 5.853% (b)(c)	1,800	585,000
Wells Fargo Capital XIII Series GMTN, 7.70% (b)(c)	1,700	1,088,000
Westpac Capital Trust IV, 5.256% (a)(b)(c)	3,000	1,530,810
		16,832,090
Diversified Financial Services — 5.5%
JPMorgan Chase Capital XXI Series U,
1.966%, 2/02/37 (c)(e)	7,125	3,032,749
JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (d)	5,075	3,715,509
		6,748,258
Electric Utilities — 1.3%
PPL Capital Funding, 6.70%, 3/30/67 (c)	2,675	1,551,500
Insurance — 41.9%
AFC Capital Trust I Series B, 8.207%, 2/03/27	4,500	3,060,000
The Allstate Corp. (c):
6.50%, 5/15/57	6,350	3,532,188
Series B, 6.125%, 5/15/67	5,200	2,860,000
American International Group, Inc., 6.25%, 3/15/87	4,055	506,875
Chubb Corp., 6.375%, 3/29/67 (c)(d)	9,025	5,457,002
Genworth Financial, Inc., 6.15%, 11/15/66 (c)	1,475	205,988
Liberty Mutual Group, Inc. (a)(c):
7%, 3/15/37	5,025	1,849,823
10.75%, 6/15/88	3,875	2,131,250
Lincoln National Corp. (c):
7%, 5/17/66 (d)	3,370	1,078,400
6.05%, 4/20/67	2,500	725,000
MetLife, Inc., 6.40%, 12/15/66	6,375	3,410,625
Nationwide Life Global Funding I, 6.75%, 5/15/67	4,850	1,905,099
Progressive Corp., 6.70%, 6/15/37 (c)	5,775	2,860,086
Prudential Plc, 6.50% (b)	6,000	2,970,000
Reinsurance Group of America, 6.75%, 12/15/65 (c)	1,300	636,324
Swiss Re Capital I LP, 6.854% (a)(b)(c)(d)	9,425	3,722,875
The Travelers Cos., Inc., 6.25%, 3/15/67 (c)(d)	11,350	6,987,378
White Mountains Re Group Ltd., 7.506% (a)(b)(c)	2,600	822,894
ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)	650	344,591
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)(d)	8,765	4,733,100
Zenith National Insurance Capital Trust I,
8.55%, 8/01/28 (a)	1,800	1,674,000
		51,473,498
Multi-Utilities — 0.4%
Puget Sound Energy, Inc. Series A,
6.974%, 6/01/67 (c)	925	483,312
Oil, Gas & Consumable Fuels — 2.2%
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)	4,325	2,768,000

	Par
Capital Trusts	(000)	Value
Thrifts & Mortgage Finance — 0.7%
Webster Capital Trust IV, 7.65%, 6/15/37 (c)	$ 1,925	$ 823,519
Total Capital Trusts — 69.4%		85,217,101
Preferred Stocks	Shares
Capital Markets — 0.0%
Lehman Brothers Holdings Inc. Series D, 5.67% (f)(g)	31,100	2,177
Commercial Banks — 9.6%
Banesto Holdings, Ltd. Series A, 10.50%	30,000	612,189
Barclays Bank Plc, 8.125%	100,000	1,589,000
First Republic Preferred Capital Corp., 7.25%	120,000	1,639,200
HSBC USA, Inc. Series H, 6.50%	330,000	5,610,000
Royal Bank of Scotland Group Plc Series M, 6.40%	10,000	80,600
Santander Finance Preferred SA Unipersonal, 6.80%	75,000	1,110,000
Union Planter Preferred Funding Corp., 7.75% (a)	60	1,200,000
		11,840,989
Diversified Financial Services — 4.1%
Citigroup, Inc. Series T, 6.50% (h)	65,000	2,054,000
JPMorgan Chase & Co. Series E, 6.15%	75,000	2,932,500
		4,986,500
Electric Utilities — 0.9%
Alabama Power Co., 6.50%	50,000	1,125,000
Insurance — 18.8%
Arch Capital Group Ltd. Series A, 8%	117,414	2,338,887
Aspen Insurance Holdings Ltd., 7.401% (c)	115,000	1,610,000
Endurance Specialty Holdings Ltd. Series A, 7.75%	172,400	2,767,020
MetLife, Inc. Series B, 6.50%	314,500	5,755,350
PartnerRe Ltd. Series C, 6.75%	209,400	4,047,702
Prudential Plc, 6.50%	62,000	898,380
RenaissanceRe Holding Ltd. Series D, 6.60%	210,000	3,780,000
Zurich RegCaPS Funding Trust, 6.58% (a)(c)	2,000	1,830,625
		23,027,964
Media — 0.0%
CMP Susquemanna Radio Holdings Corp., 0% (a)(c)	2,052	—
Real Estate Investment Trusts (REITs) — 3.6%
BRE Properties, Inc. Series D, 6.75%	20,000	341,200
Public Storage Series F, 6.45%	20,000	369,600
Public Storage Series M, 6.625%	35,000	661,850
SunTrust Real Estate Investment Trust, 9%	30	3,027,188
		4,399,838
Total Preferred Stocks — 37.0%		45,382,468
	Par
Trust Preferreds	(000)
Capital Markets — 1.5%
Structured Asset Trust Unit Repackagings (SATURNS),
Credit Suisse First Boston (USA), Inc. Debenture
Backed Series 2003-13, 6.25%, 7/15/32	$ 278	190,281
Structured Asset Trust Unit Repackagings (SATURNS),
Goldman Sachs Group, Inc. Debenture Backed
Series 2003-06, 6%, 2/15/33	2,573	1,707,031
		1,897,312
Commercial Banks — 1.0%
Keycorp Capital V, 5.875%, 7/30/33	2,550	1,176,615
Diversified Financial Services — 0.9%
ING Groep NV, 7.20% (b)	1,750	836,508
PPLUS Trust Certificates Series VAL-1 Class A,
7.25%, 4/15/32	278	247,206
		1,083,714

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (continued) BlackRock Preferred Opportunity Trust (BPP)
(Percentages shown are based on Net Assets)
Par Par

Trust Preferreds	(000)	Value
Food Products — 1.8%
Corporate-Backed Trust Certificates, Kraft Foods, Inc.
Debenture Backed Series 2003-11,
5.875%, 11/01/31	$ 2,500	$ 2,160,000
Insurance — 1.1%
Everest Re Capital Trust, 6.20%, 3/29/34	750	513,840
Financial Security Assurance Holdings Ltd.,
5.60%, 7/15/03	380	123,705
The Phoenix Cos., Inc., 7.45%, 1/15/32	1,985	707,172
		1,344,717
Media — 8.9%
Comcast Corp.:
7%, 9/15/55	1,250	1,083,800
6.625%, 5/15/56	11,750	9,724,300
Corporate-Backed Trust Certificates, News
America Debenture Backed Series 2002-9,
8.125%, 12/01/45	180	128,293
		10,936,393
Oil, Gas & Consumable Fuels — 2.3%
Nexen, Inc., 7.35%, 11/01/43	3,875	2,836,500
Wireless Telecommunication Services — 0.9%
Structured Repackaged Asset-Backed Trust Securities,
Sprint Capital Corp. Debenture Backed Series
2004-2, 6.50%, 11/15/28	2,586	1,060,285
Total Trust Preferreds — 18.4%		22,495,536
Total Preferred Securities — 124.8%		153,095,105
Warrants (i)	Shares
Media — 0.0%
CMP Susquemanna Radio Holdings Corp.
(expires 3/26/19) (a)	2,345	—
Total Warrants — 0.0%		—
Investment Companies
Ultra Short Real Estate ProShares	60,000	1,416,000
Total Investment Companies — 1.1%		1,416,000
	Par
Corporate Bonds	(000)
Commercial Banks — 2.5%
Mizuho Capital Investment 1 Ltd., 6.686% (a)(b)(c)	$ 5,000	3,069,005
Containers & Packaging — 0.2%
Impress Holdings BV, 4.256%, 9/15/13 (a)(c)	240	196,800
Diversified Telecommunication Services — 0.3%
Qwest Corp., 4.57%, 6/15/13 (c)	460	416,300
Hotels, Restaurants & Leisure — 0.0%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(f)(g)	362	21,720
Insurance — 7.0%
AXA SA, 6.379% (a)(b)(c)	7,150	2,853,429
Kingsway America, Inc., 7.50%, 2/01/14	9,000	2,700,000
QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	2,975	3,003,765
		8,557,194

Corporate Bonds	(000)	Value
Machinery — 0.2%
AGY Holding Corp., 11%, 11/15/14	$ 460	$ 289,800
Media — 2.8%
CMP Susquehanna Corp., 0%, 5/15/14 (a)	9	180
Comcast Holdings Corp., 2%, 11/15/29 (h)	110	3,253,403
Local Insight Regatta Hldgs, Inc., 11%, 12/01/17	902	216,480
		3,470,063
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
4.996%, 4/01/15 (c)	170	149,175
Oil, Gas & Consumable Fuels — 0.1%
EXCO Resources, Inc., 7.25%, 1/15/11	75	63,375
Paper & Forest Products — 0.5%
International Paper Co., 8.70%, 6/15/38	900	670,634
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16	100	101,500
Specialty Retail — 0.1%
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (f)(g)	1,182	70,920
Total Corporate Bonds — 13.9%		17,076,486
Total Long-Term Investments
(Cost — $306,206,665) — 139.8%		171,587,591
Short-Term Securities	Shares
Money Market Fund — 22.7%
BlackRock Liquidity Funds, TempFund, 0.64% (j)(k)	27,905,614	27,905,614
Total Short-Term Securities
(Cost — $27,905,614) — 22.7%		27,905,614
Total Investments (Cost — $334,112,279*) — 162.5%		199,493,205
Liabilities in Excess of Other Assets — (5.1)%		(6,318,479)
Preferred Shares, at Redemption Value — (57.4)%		(70,427,967)
Net Assets Applicable to Common Shares — 100.0%		$ 122,746,759

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 332,648,831
Gross unrealized appreciation	$ 199,555
Gross unrealized depreciation	(133,355,181)
Net unrealized depreciation	$(133,155,626)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Variable rate security. Rate shown is as of report date.
(d) All or a portion of security held as collateral in connection with open reverse repur-
chase agreements.
(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f) Non-income producing security.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Convertible security.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Schedule of Investments (concluded) BlackRock Preferred Opportunity Trust (BPP)

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
	Affiliate	Activity	Income
	BlackRock Liquidity Funds, TempFund	27,905,614	$ 60,011
(k)	Represents the current yield as of report date.

•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine indus-
try sub-classifications for reporting ease.
•Reverse repurchase agreements outstanding as of April 30, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Bank Plc	1.99%	3/03/09	5/15/09	$ 81,322	$ 81,000
Barclays Bank Plc	1.98%	3/06/09	5/15/09	4,336,321	4,320,400
Barclays Bank Plc	1.98%	3/06/09	5/15/09	5,733,871	5,713,133
Total				$10,151,514	$10,114,533

•Financial futures contracts purchased as of April 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
15	30-Year U.S.
	Treasury Notes	June 2009	$ 1,867,414	$ (28,976)
•Financial futures contracts sold as of April 30, 2009 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
151	10-Year U.S.
	Treasury Notes	June 2009	$18,445,278	$ 183,715

•Credit default swaps on single-name issues — buy protection outstanding as of April
30, 2009 were as follows:

	Pay			Notional
	Fixed	Counter-		Amount	Unrealized
Issuer	Rate	party	Expiration	(000)	Depreciation
Altria Group, Inc.	1.03%	Deutsche	December
		Bank AG	2013	$4,000	$ (48,230)
Nordstrom Inc.	5.20%	Deutsche	June
		Bank AG	2014	$1,000	(144,301)
Total					$ (192,531)

•Credit default swaps on single-name issues — sold protection outstanding as of
April 30, 2009 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration	Rating[1]	(000)[2]	Appreciation
Philip Morris
International,		Deutsche	December
Inc.	1.73%	Bank AG	2013	A	$4,000	$ 9,470

1 Using the S&P’s ratings of the issuer.
2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for iden-
tical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 90,529,616	$ 183,715	$ (28,976)
Level 2	105,936,221	—	(10,307,064)
Level 3	3,027,368	9,470	—
Total	$ 199,493,205	$ 193,185	$ (10,336,040)

* Other financial instruments are swaps, futures and reverse repurchase agreements. Swaps and futures are valued at the unrealized appreciation/
depreciation on the instrument. Reverse repurchase agreements are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3)
were used in determining fair value:

		Other
	Investments in	Financial
	Securities	Instruments
	Assets	Assets
Balance, as of October 31, 2008	—	—
Accrued discounts/premiums	$ 61	—
Realized loss	(3,430,938)	—
Change in unrealized appreciation/
depreciation[1]	(819,856)	$ 9,470
Net sales	(1,650,000)	—
Net transfers into Level 3	8,928,101	—
Balance, as of April 30, 2009	$ 3,027,368	$ 9,470

1 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Assets and Liabilities
				BlackRock
	BlackRock	BlackRock		Preferred and
	Broad	Enhanced	BlackRock	Corporate
	Investment	Capital and	Floating Rate	Income
	Grade 2009	Income	Income	Strategies
	Term Trust Inc.[1]	Fund, Inc.	Trust	Fund, Inc.
April 30, 2009 (Unaudited)	(BCT)	(CII)	(BGT)	(PSW)
Assets
Investments at value — unaffiliated[2]	$ 33,425,582	$ 564,461,082	$ 344,135,934	$ 73,632,913
Investments at value — affiliated[3]	2,780,000	—	3,151,730	27,610,483
Unrealized appreciation on foreign currency exchange contracts	—	—	26,032	—
Unrealized appreciation on swaps	91,865	—	—	4,735
Cash	4,019	—	988,735	—
Cash collateral for futures contracts	—	1,400,000	—	—
Foreign currency at value[4]	—	7,619	856,104	381
Investments sold receivable	—	1,724,206	10,385,114	—
Interest receivable	47,248	8	4,089,603	2,079,507
Swaps receivable	960	—	6,213	4,037
Options written receivable	—	172,947	—	—
Margin variation receivable	54,186	—	—	23,250
Dividends receivable — unaffiliated	—	1,487,720	—	130,193
Investment advisory fees receivable	134	—	—	—
Principal paydown receivable	—	—	160,005	—
Income receivable — affiliated	42	—	352	—
Other assets	3,013	69,403	150,427	—
Prepaid expenses	4,313	4,203	52,858	11,531
Total assets	36,411,362	569,327,188	364,003,107	103,497,030
Liabilities
Unrealized depreciation on swaps	—	—	422,017	168,416
Loan payable	—	—	54,000,000	—
Unrealized depreciation on unfunded corporate loans	—	—	51,632	—
Options written at value[5]	—	12,442,493	—	—
Reverse repurchase agreements	2,272,644	—	—	5,060,551
Unrealized depreciation on foreign currency exchange contracts	—	—	2,075,040	—
Investments purchased payable	—	3,492,511	2,273,968	—
Interest expense payable	2,879	—	60,237	16,224
Income dividends payable — Common Shares	—	—	106,830	54,857
Investment advisory fees payable	—	376,697	159,143	47,559
Swaps payable	375	—	845,950	9,626
Officer's and Directors'/Trustees' fees payable	3,455	727	54,326	149
Other affiliates payable	—	2,952	2,436	924
Other accrued expenses payable	21,107	90,681	—	31,930
Other liabilities	—	—	7,465	—
Total liabilities	2,300,460	16,406,061	60,059,044	5,390,236
Preferred Shares at Redemption Value
$25,000 per share liquidation preferrence, plus unpaid dividends[6,7]	—	—	58,811,150	40,254,342
Net Assets Applicable to Common Shareholders	$ 34,110,902	$ 552,921,127	$ 245,132,913	$ 57,852,452
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital	$ 37,922,428	$ 792,770,863	$ 437,555,254	$ 238,901,924
Undistributed (distributions in excess of) net investment income	5,560,434	(34,555,889)	(5,519,372)	(199,202)
Accumulated net realized loss	(7,122,805)	(60,757,680)	(50,239,710)	(118,494,972)
Net unrealized appreciation/depreciation	(2,249,155)	(144,536,167)	(136,663,259)	(62,355,298)
Net Assets Applicable to Common Shareholders	$ 34,110,902	$ 552,921,127	$ 245,132,913	$ 57,852,452
Net asset value per Common Share[8,9,10]	$ 11.54	$ 12.94	$ 10.41	$ 5.62
[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$ 35,519,186	$ 706,629,937	$ 478,378,291	$ 135,994,488
[3] Investments at cost — affiliated	$ 2,780,000	—	3,151,730	$ 27,610,483
[4] Foreign currency at cost	—	$ 9,142	$ 856,091	368
[5] Proceeds from options written	—	$ 10,076,704	—	—
[6] Preferred Shares par value per share	—	—	$ 0.001	$ 0.10
[7] Preferred Shares outstanding	—	—	2,352	1,610
[8] Common Shares par value per share	$ 0.01	$ 0.10	$ 0.001	$ 0.10
[9] Common Shares outstanding	2,957,093	42,731,442	23,545,239	10,295,846
[10] Common Shares authorized	200 Million	200 Million	Unlimited	200 Million
See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Assets and Liabilities (concluded)
	BlackRock	BlackRock
	Preferred and	Preferred	BlackRock
	Equity	Income	Preferred
	Advantage	Strategies	Opportunity
	Trust	Fund, Inc.	Trust
April 30, 2009 (Unaudited)	(BTZ)	(PSY)	(BPP)
Assets
Investments at value — unaffiliated[1]	$ 618,588,730	$ 389,135,342	$ 171,587,591
Investments at value — affiliated[2]	110,469,494	15,858,851	27,905,614
Unrealized appreciation on swaps	21,307	18,940	9,470
Cash	13,216	—	571
Cash collateral for futures contracts	600,000	3,908,600	—
Foreign currency at value[3]	44	—	475
Interest receivable	10,620,528	10,307,554	4,166,941
Swaps receivable	18,165	16,147	8,073
Margin variation receivable	—	35,063	25,500
Dividends receivable — unaffiliated	1,026,615	155,194	58,707
Dividends receivable — affiliated	289	231	309
Other assets	50,512	33,525	41,450
Prepaid expenses	135,569	53,244	49,487
Total assets	741,544,469	419,522,691	203,854,188
Liabilities
Unrealized depreciation on swaps	685,720	385,061	192,531
Options written at value[4]	2,655,965	—	—
Reverse repurchase agreements	55,599,144	6,532,310	10,114,533
Margin variation payable	87,405	—	—
Interest expense payable	167,936	20,943	29,193
Income dividends payable — Common Shares	805,068	268,872	—
Investment advisory fees payable	373,142	202,401	109,324
Swaps payable	39,704	24,058	12,029
Officer's and Directors'/Trustees' fees payable	52,033	34,579	42,906
Other affiliates payable	4,832	3,960	3,288
Other accrued expenses payable	320,259	126,901	175,658
Total liabilities	60,791,208	7,599,085	10,679,462
Preferred Shares at Redemption Value
$25,000 per share liquidation preference, plus unpaid dividends[5,6]	231,034,617	172,990,679	70,427,967
Net Assets Applicable to Common Shareholders	$ 449,718,644	$ 238,932,927	$ 122,746,759
Net Assets Applicable to Common Shareholders Consist of
Paid—in capital	$1,162,690,058	$ 942,284,951	$ 427,796,553
Undistributed (distributions in excess of) net investment income	(10,505,565)	3,560,550	926,651
Accumulated net realized loss	(335,736,920)	(412,226,968)	(171,329,065)
Net unrealized appreciation/depreciation	(366,728,929)	(294,685,606)	(134,647,380)
Net Assets Applicable to Common Shareholders	$ 449,718,644	$ 238,932,927	$ 122,746,759
Net asset value per Common Share[7,8,9]	$ 8.68	$ 5.87	$ 6.65
[1] Investments at cost — unaffiliated	$ 985,982,951	$ 683,669,352	$ 306,206,665
[2] Investments at cost — affiliated	$ 110,469,494	$ 15,858,851	$ 27,905,614
[3] Foreign currency at cost	$ 44	—	$ 459
[4] Premiums received from options written	$ 3,525,366	—	—
[5] Preferred Shares par value per share	$ 0.001	$ 0.10	$ 0.001
[6] Preferred Shares outstanding	9,240	6,914	2,817
[7] Common Shares par value per share	$ 0.001	$ 0.10	$ 0.001
[8] Common Shares outstanding	51,828,157	40,726,447	18,455,769
[9] Common Shares authorized	Unlimited	200 Million	Unlimited

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Operations
	BlackRock	BlackRock	BlackRock
	Broad	Enhanced	Floating
	Investment	Capital	Rate
	Grade 2009	and Income	Income
	Term Trust Inc.[1]	Fund, Inc.	Trust
Six Months Ended April 30, 2009 (Unaudited)	(BCT)	(CII)	(BGT)
Investment Income
Interest	$ 1,084,163	$ 1,162	$ 15,683,044
Dividends	—	9,158,804	—
Foreign withholding tax	—	(61,689)	—
Income — affiliated	3,963	117,920	14,951
Facility and other fees	—	—	236,640
Total income	1,088,126	9,216,197	15,934,635
Expenses
Investment advisory	94,465	2,238,504	1,355,134
Borrowing costs	—	—	186,411
Accounting services	—	74,173	26,466
Professional	24,741	61,582	108,570
Commissions for Preferred Shares	—	—	49,911
Transfer agent	134	39,897	12,765
Officer and Directors/Trustees	1,627	36,977	17,951
Custodian	—	27,016	20,696
Printing	6,314	11,795	45,241
Registration	735	7,689	4,473
Miscellaneous	15,572	30,582	54,155
Total expenses excluding interest expense and excise tax	143,588	2,528,215	1,881,773
Interest expense	5,834	—	957,677
Excise tax	21,458	—	—
Total expenses	170,880	2,528,215	2,839,450
Less fees waived by advisor	(94,820)	—	(362,723)
Less fees paid indirectly	—	—	(1,202)
Total expenses after fees waived and paid indirectly	76,060	2,528,215	2,475,525
Net investment income	1,012,066	6,687,982	13,459,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(64,787)	(102,120,893)	(27,314,395)
Futures and swaps	(3,633,196)	(617,742)	(1,179,288)
Options written	—	39,752,145	—
Foreign currency	—	—	6,150,221
	(3,697,983)	(62,986,490)	(22,343,462)
Net change in unrealized appreciation/depreciation on:
Investments	234,258	62,613,115	24,208,128
Futures and swaps	(1,300,662)	(2,194,743)	398,524
Options written	—	1,287,486	—
Foreign currency	—	(736)	(7,654,500)
Unfunded corporate loans	—	—	115,405
	(1,066,404)	61,705,122	17,067,557
Total realized and unrealized loss	(4,764,387)	(1,281,368)	(5,275,905)
Dividends to Preferred Shareholders From
Net investment income	—	—	(513,027)
Net Increase (Decrease) in Net Assets Applicable to Common
Shareholders Resulting from Operations	$ (3,752,321)	$ 5,406,614	$ 7,670,178
[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Operations (concluded)
	BlackRock
	Preferred and	BlackRock	BlackRock	BlackRock
	Corporate Income	Preferred and	Preferred Income	Preferred
	Strategies	Equity Advantage	Strategies	Opportunity
Six Months Ended April 30, 2009 (Unaudited)	Fund, Inc. (PSW)	Trust (BTZ)	Fund, Inc. (PSY)	Trust (BPP)
Investment Income
Interest	$ 4,193,718	$ 22,724,607	$ 20,943,130	$ 10,060,215
Dividends	1,223,319	10,126,655	6,181,475	2,889,040
Income — affiliated	75,608	126,627	99,137	63,379
Total income	5,492,645	32,977,889	27,223,742	13,012,634
Expenses
Investment advisory	343,940	2,492,250	1,501,656	781,510
Professional	49,668	76,181	57,451	51,771
Commissions for preferred shares	43,510	223,155	209,806	84,914
Transfer agent	24,693	21,284	75,885	17,498
Accounting services	12,465	89,424	66,201	47,506
Printing	10,113	92,196	41,232	40,278
Custodian	6,317	20,513	17,977	10,677
Registration	5,306	9,696	7,954	5,126
Officer and Directors/Trustees	5,119	39,243	22,994	14,683
Miscellaneous	28,957	74,154	57,784	36,049
Total expenses excluding interest expense	530,088	3,138,096	2,058,940	1,090,012
Interest expense	68,721	1,391,946	178,103	313,736
Total expenses	598,809	4,530,042	2,237,043	1,403,748
Less fees waived by advisor	(2,150)	(14,192)	(1,701)	(5,837)
Less fees paid indirectly	(606)	(4)	(665)	—
Total expenses after fees waived and paid indirectly	596,053	4,515,846	2,234,677	1,397,911
Net investment income	4,896,592	28,462,043	24,989,065	11,614,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(44,702,534)	(179,398,894)	(147,118,699)	(91,974,803)
Futures and swaps	(2,066,162)	(5,104,785)	(9,385,889)	(4,216,346)
Foreign currency	4,366	22,255	34,450	1,348
Options written	—	6,134,486	—	—
	(46,764,330)	(178,346,938)	(156,470,138)	(96,189,801)
Net change in unrealized appreciation/depreciation on:
Investments	29,041,941	86,888,893	73,495,194	58,035,000
Futures and swaps	607,761	4,276,885	1,798,797	1,027,644
Foreign currency	(4,272)	(158,263)	(32,957)	(1,043)
Options written	—	2,438,064	—	—
	29,645,430	93,445,579	75,261,034	59,061,601
Total realized and unrealized loss	(17,118,900)	(84,901,359)	(81,209,104)	(37,128,200)
Dividends to Preferred Shareholders From
Net investment income	(461,748)	(2,028,125)	(2,320,269)	(455,588)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (12,684,056)	$ (58,467,441)	$ (58,540,308)	$ (25,969,065)

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Changes in Net Assets
	BlackRock Broad Investment Grade		BlackRock Enhanced Capital
	2009 Term Trust Inc. (BCT)[1]		and Income Fund (CII)
	Six Months	Year	Six Months	Period January 1,	Year
	Ended	Ended	Ended	2008 to	Ended
	April 30, 2009	October 31,	April 30, 2009	October 31,	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	(Unaudited)	2008	2007
Operations
Net investment income	$ 1,012,066	$ 1,227,860	$ 6,687,982	$ 2,834,944	$ 3,828,423
Net realized gain (loss)	(3,697,983)	(278,156)	(62,986,490)	5,942,502	24,442,607
Net change in unrealized appreciation/depreciation	(1,066,404)	(916,689)	61,705,122	(83,432,417)	(17,410,396)
Net increase (decrease) in net assets resulting from operations	(3,752,321)	33,015	5,406,614	(74,654,971)	10,860,634
Dividends and Distributions to Shareholders From
Net investment income	—	(1,738,771)	(41,449,498)	(2,820,467)	(4,178,081)
Net realized loss	—	—	—	(7,621,956)	(25,569,419)
Tax return of capital	—	—	—	(7,292,188)	—
Decrease in net assets resulting from dividends and distributions to shareholders	—	(1,738,771)	(41,449,498)	(17,734,611)	(29,747,500)
Capital Share Transactions
Value of shares issued resulting from reorganization	—	—	420,968,153	—	—
Net Assets
Total increase (decrease) in net assets	(3,752,321)	(1,705,756)	384,925,269	(92,389,582)	(18,886,866)
Beginning of period	37,863,223	39,568,979	167,995,858	260,385,440	279,272,306
End of period	$ 34,110,902	$ 37,863,223	$ 552,921,127	$ 167,995,858	$ 260,385,440
End of period undistributed (distributions in excess of) net investment income	$ 5,560,434	$ 4,548,368	$ (34,555,889)	$ 205,627	—
[1] Consolidated Statement of Changes in Net Assets.
		BlackRock		BlackRock Preferred and Corporate
	Floating Rate Income Trust (BGT)			Income Strategies Fund, Inc. (PSW)
	Six Months	Period	Year	Six Months	Year
	Ended	January 1, 2008	Ended	Ended	Ended
	April 30, 2009	to October 31,	December 31,	April 30, 2009	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	2007	(Unaudited)	2008
Operations
Net investment income	$ 13,459,110	$ 33,370,850	$ 47,903,772	$ 4,896,592	$ 17,531,692
Net realized loss	(22,343,462)	(19,428,459)	(10,326,522)	(46,764,330)	(40,404,468)
Net change in unrealized appreciation/depreciation	17,067,557	(136,762,427)	(22,345,656)	29,645,430	(83,863,786)
Dividends to Preferred Shareholders from net investment income	(513,027)	(5,542,312)	(12,723,631)	(461,748)	(4,921,335)
Net increase (decrease) in net assets applicable to Common Shareholders
resulting from operations	7,670,178	(128,362,348)	2,507,963	(12,684,056)	(111,657,897)
Dividends and Distributions to Common Shareholders From
Net investment income	(27,127,153)	(24,133,870)	(26,833,571)	(5,917,238)	(12,521,666)
Tax return of capital	—	—	(8,473,282)	—	(545,246)
Decrease in net assets resulting from dividends and distributions
to Common Shareholders	(27,127,153)	(24,133,870)	(35,306,853)	(5,917,238)	(13,066,912)
Capital Share Transactions
Reinvestment of common dividends	—	—	820,433	23,886	—
Net Assets Applicable to Common Shareholders
Total decrease in net assets	(19,456,975)	(152,496,218)	(31,978,457)	(18,577,408)	(124,724,809)
Beginning of period	264,589,888	417,086,106	449,064,563	76,429,860	201,154,669
End of period	$ 245,132,913	$ 264,589,888	$ 417,086,106	$ 57,852,452	$ 76,429,860
End of period undistributed (distributions in excess of) net investment income	$ (5,519,372)	$ 8,661,698	$ 219,332	$ (199,202)	$ 1,283,192
See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Changes in Net Assets
	BlackRock Preferred and		BlackRock Preferred Income
	Equity Advantage Trust (BTZ)		Strategies Fund, Inc. (PSY)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	April 30, 2009	October 31,	April 30, 2009	October 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	(Unaudited)	2008
Operations
Net investment income	$ 28,462,043	$ 68,908,426	$ 24,989,065	$ 70,160,283
Net realized loss	(178,346,938)	(113,133,432)	(156,470,138)	(147,042,661)
Net change in unrealized appreciation/depreciation	93,445,579	(408,221,553)	75,261,034	(333,625,419)
Dividends to Preferred Shareholders from net investment income	(2,028,125)	(17,100,517)	(2,320,269)	(19,937,495)
Net decrease in net assets applicable to Common Shareholders resulting from operations	(58,467,441)	(469,547,076)	(58,540,308)	(430,445,292)
Dividends and Distributions to Common Shareholders From
Net investment income	(40,425,962)	(46,857,132)	(26,315,321)	(46,831,403)
Tax return of capital	—	(43,518,226)	—	(9,002,427)
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(40,425,962)	(90,375,358)	(26,315,321)	(55,833,830)
Capital Share Transactions
Reinvestment of common dividends	—	—	656,314	—
Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(98,893,403)	(559,922,434)	(84,199,315)	(486,279,122)
Beginning of period	548,612,047	1,108,534,481	323,132,242	809,411,364
End of period	$ 449,718,644	$ 548,612,047	$ 238,932,927	$ 323,132,242
End of period undistributed (distributions in excess of) net investment income	$ (10,505,565)	$ 3,486,479	$ 3,560,550	$ 7,207,075
			BlackRock Preferred
		Opportunity Trust (BPP)
		Six Months	Period	Year
		Ended	January 1, 2008	Ended
		April 30, 2009	to October 31,	December 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:		(Unaudited)	2008	2007
Operations
Net investment income		$ 11,614,723	$ 27,233,861	$ 37,729,277
Net realized loss		(96,189,801)	(47,985,932)	(24,690,221)
Net change in unrealized appreciation/depreciation		59,061,601	(149,715,592)	(61,889,014)
Dividends and distributions to Preferred Shareholders from:
Net investment income		(455,588)	(5,653,232)	(11,458,715)
Net realized gain		—	—	(87,490)
Net decrease in net assets applicable to Common Shareholders resulting from operations		(25,969,065)	(176,120,895)	(60,396,163)
Dividends and Distributions to Common Shareholders From
Net investment income		(13,079,067)	(15,206,928)	(29,219,599)
Net realized gain		—	—	(312,510)
Tax return of capital		—	(5,480,035)	(2,820,986)
Decrease in net assets resulting from dividends and distributions to Common Shareholders		(13,079,067)	(20,686,963)	(32,353,095)
Capital Share Transactions
Reinvestment of common dividends		484,056	101,702	770,755
Net Assets Applicable to Common Shareholders
Total decrease in net assets		(38,564,076)	(196,706,156)	(91,978,503)
Beginning of period		161,310,835	358,016,991	449,995,494
End of period		$ 122,746,759	$ 161,310,835	$ 358,016,991
End of period undistributed net investment income		$ 926,651	$ 2,846,583	$ (2,571,328)
See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT

APRIL 30, 2009

Statements of Cash Flows
		BlackRock
	BlackRock	Preferred and
	Floating Rate	Equity
	Income	Advantage
Six Months Ended April 30, 2009 (Unaudited)	Trust, Inc. (BGT)	Trust (BTZ)
Cash Provided by Operating Activities
Net increase (decrease) in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ 8,183,205	$ (56,439,316)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Decrease in receivables	1,487,518	9,371,241
Increase in prepaid expenses and other assets	(62,758)	(13,694)
Increase (decrease) in other liabilities	384,537	(4,203,629)
Net realized and unrealized loss	10,249,030	86,450,217
Amortization of premium and discount on investments	(949,688)	74,835
Proceeds from sales and paydowns of long-term investments	108,857,166	255,013,236
Purchases of long-term securities	(43,594,589)	(178,628,324)
Net (purchases) sales of short-term investments	(1,650,981)	92,566,359
Premiums received from options written	—	29,731,457
Premiums paid on closing options written	—	(23,645,491)
Net cash provided by operating activities	82,903,440	210,276,891
Cash Used for Financing Activities
Cash receipts from borrowings	27,000,000	—
Cash payments from borrowings	(96,150,000)	—
Cash receipts from reverse repurchase agreements	1,209,375	75,433,383
Cash payments from reverse repurchase agreements	(1,209,375)	(243,346,311)
Collateral for futures	—	(600,000)
Cash dividends paid to common shareholders	(27,129,733)	(40,515,297)
Cash dividends paid to preferred shareholders	(522,803)	(2,091,589)
Net cash used for financing activities	(96,802,536)	(211,119,814)
Cash Impact from Foreign Currency Fluctuations
Cash impact from foreign currency fluctuations	194,890	3
Cash
Net decrease in cash	(13,704,206)	(842,920)
Cash at beginning of period	15,549,045	856,180
Net cash at end of period	$ 1,844,839	$ 13,260
Cash Flow Information
Cash paid during the period for interest	$ 1,025,034	$ 2,487,768

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights			BlackRock Broad Investment Grade Term Trust Inc. (BCT)
	Six Months
	Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 12.80	$ 13.38	$ 13.79	$ 14.63	$ 15.98	$ 16.02
Net investment income	0.34[1]	0.42[1]	0.48	0.65	0.80	0.61
Net realized and unrealized gain (loss)	(1.60)	(0.41)	0.01	(0.05)	(0.87)	0.25
Net increase (decrease) from investment operations	(1.26)	0.01	0.49	0.60	(0.07)	0.86
Dividends and distributions from:
Net investment income	—	(0.59)	(0.90)	(1.42)	(1.03)	(0.90)
Net realized gain	—	—	—	(0.02)	(0.25)	—
Total dividends and distributions	—	(0.59)	(0.90)	(1.44)	(1.28)	(0.90)
Net asset value, end of period	$ 11.54	$ 12.80	$ 13.38	$ 13.79	$ 14.63	$ 15.98
Market price, end of period	$ 11.19	$ 12.50	$ 15.15	$ 15.08	$ 15.86	$ 15.80
Total Investment Return[2]
Based on net asset value	(9.84)%[3]	(0.07)%	2.95%	3.53%	(0.82)%	5.52%
Based on market price	(10.48)%[3]	(13.82)%	6.60%	4.44%	8.74%	5.45%
Ratios to Average Net Assets
Total expenses after fees waived and excluding interest expense and excise tax	0.30%[4]	0.27%	1.16%	1.14%	1.19%	1.11%
Total expenses after fees waived	0.46%[4]	0.95%	1.86%	1.14%	2.37%	2.48%
Total expenses	1.04%[4]	1.65%	1.86%	1.14%	2.37%	2.48%
Net investment income	6.18%[4]	3.09%	3.50%	4.50%	5.23%	3.83%
Supplemental Data
Net assets, end of period (000)	$ 34,111	$ 37,863	$ 39,569	$ 40,781	$ 43,276	$ 47,255
Reverse repurchase agreements outstanding, end of period (000)	$ 2,273	—	—	—	—	$ 19,263
Reverse repurchase agreements average daily balance (000)	$ 1,615	—	—	—	$ 7,865	$ 22,055
Portfolio turnover	3%	114%	10%	8%	116%	20%
Asset coverage, end of period per $1,000	$ 16,007	—	—	—	—	$ 3,453

1 Based on average shares outstanding.
2 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights		BlackRock Enhanced Capital and Income Fund, Inc. (CII)
		Period				Period
	Six Months	January 1,				April 30,
	Ended	2008 to				2004[1] to
			Year Ended December 31,
	April 30, 2009	October 31,				December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.78	$ 21.36	$ 22.91	$ 20.31	$ 20.76	$ 19.10[2]
Net investment income	0.17[3]	0.23[3]	0.31[3]	0.37[3]	0.46[3]	0.46
Net realized and unrealized gain (loss)	(0.04)	(6.36)	0.58	3.69	0.29	1.84
Net increase (decrease) from investment operations	0.13	(6.13)	0.89	4.06	0.75	2.30
Dividends and distributions from:
Net investment income	(0.97)	(0.23)	(0.34)	(0.33)	(0.47)	(0.48)
Net realized gain	—	(0.62)	(2.10)	(1.13)	(0.73)	(0.11)
Tax return of capital	—	(0.60)	—	—	—	(0.01)
Total dividends and distributions	(0.97)	(1.45)	(2.44)	(1.46)	(1.20)	(0.60)
Capital charges with respect to the issuance of shares	—	—	—	—	—	(0.04)
Net asset value, end of period	$ 12.94	$ 13.78	$ 21.36	$ 22.91	$ 20.31	$ 20.76
Market price, end of period	$ 11.38	$ 12.37	$ 20.06	$ 20.41	$ 17.21	$ 18.32
Total Investment Return[4]
Based on net asset value	2.12%[5]	(29.46)%[5]	4.79%	21.70%	4.69%	12.30%[5]
Based on market price	0.05%[5]	(32.58)%[5]	10.47%	27.95%	0.52%	(5.36)%[5]
Ratios to Average Net Assets
Total expenses after fees waived and excluding interest expense	0.96%[6]	1.01%[6]	1.19%	1.42%	1.47%	1.20%[6]
Total expenses after fees waived	0.96%[6]	1.10%[6]	1.96%	3.54%	2.96%	1.96%[6]
Total expenses	0.96%[6]	1.10%[6]	1.96%	3.54%	2.96%	2.19%[6]
Net investment income	2.54%[6]	1.46%[6]	1.36%	1.75%	2.28%	3.52%[6]
Supplemental Data
Net assets, end of period (000)	$ 552,921	$ 167,996	$ 260,385	$ 279,272	$ 260,638	$ 266,345
Loan outstanding, end of period (000)	—	—	—	$ 100,000	$ 109,000	$ 109,000
Average loan outstanding during the period (000)	—	—	$ 38,788	$ 107,504	$ 109,000	$ 98,750
Portfolio turnover	36%	45%	63%	38%	61%	20%
Asset coverage, end of period per $1,000	—	—	—	$ 3,793	$ 3,391	$ 3,444

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from initial offering price of $20.00 per share.
3 Based on average shares outstanding.
4 Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights			BlackRock Floating Rate Income Trust (BGT)
		Period				Period
	Six Months	January 1,				August 30,
	Ended	2008 to				2004[1] to
			Year Ended December 31,
	April 30, 2009	October 31,				December 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 11.24	$ 17.71	$ 19.11	$ 19.13	$ 19.21	$ 19.10[2]
Net investment income	0.58[3]	1.42[3]	2.03	1.99	1.64	0.33
Net realized and unrealized gain (loss)	(0.24)	(6.62)	(1.39)	(0.06)	(0.17)	0.35
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.24)	(0.54)	(0.48)	(0.33)	(0.04)
Net realized gain	—	—	—	(0.01)	(0.00)[4]	—
Net increase (decrease) from investment operations	0.32	(5.44)	0.10	1.44	1.14	0.64
Dividends and distributions to Common Shareholders from:
Net investment income	(1.15)	(1.03)	(1.14)	(1.44)	(1.22)	(0.37)
Net realized gain	—	—	—	(0.02)	(0.00)[4]	—
Tax return of capital	—	—	(0.36)	—	—	—
Total dividends and distributions	(1.15)	(1.03)	(1.50)	(1.46)	(1.22)	(0.37)
Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	(0.04)
Preferred Shares	—	—	—	—	—	(0.12)
Total capital charges	—	—	—	—	—	(0.16)
Net asset value, end of period	$ 10.41	$ 11.24	$ 17.71	$ 19.11	$ 19.13	$ 19.21
Market price, end of period	$ 9.85	$ 9.63	$ 15.78	$ 19.27	$ 17.16	$ 18.63
Total Investment Return[5]
Based on net asset value	5.03%[6]	(31.62)%[6]	0.98%	7.93%	6.63%	2.57%[6]
Based on market price	16.00%[6]	(34.24)%[6]	(10.92)%	21.31%	(1.34)%	(5.00)%[6]
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses after fees waived and paid indirectly and excluding
interest expense[7]	1.34%[8]	1.21%[8]	1.16%	1.19%	1.15%	0.97%[8]
Total expenses after fees waived and paid indirectly[7]	2.18%[8]	1.89%[8]	1.33%	1.43%	1.23%	0.97%[8]
Total expenses[7]	2.50%[8]	2.22%[8]	1.67%	1.75%	1.56%	1.26%[8]
Net investment income[7]	11.87%[8]	10.56%[8]	10.83%	10.38%	8.52%	5.04%[8]
Dividends to Preferred Shareholders	0.45%[8]	1.75%[8]	2.88%	2.51%	1.71%	0.62%[8]
Net investment income to Common Shareholders	11.42%[8]	8.81%[8]	7.95%	7.87%	6.81%	4.42%[8]
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 245,133	$ 264,590	$ 417,086	$ 449,065	$ 449,219	$ 451,126
Preferred Shares outstanding at liquidation preference, end of period (000)	$ 58,800	$ 58,800	$ 243,450	$ 243,450	$ 243,450	$ 243,450
Loan outstanding, end of period (000)	$ 54,000	$ 123,150	—	—	—	—
Average loan outstanding during the period (000)	$ 78,005	$ 71,542	—	—	—	—
Reverse repurchase agreements outstanding, end of period (000)	—	—	—	$ 26,108	—	—
Reverse repurchase agreements average daily balance (000)	$ 419	$ 238	$ 10,524	$ 19,562	$ 10,722	$ 114
Portfolio turnover	10%	25%	41%	50%	46%	11%
Asset coverage per Preferred Share, end of period	$ 129,228	$ 137,505	$ 67,849	$ 73,810	$ 71,139	$ 71,330

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from initial offering price of $20.00 per share.
3 Based on average shares outstanding.
4 Amount is less than $(0.01) per share.
5 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
6 Aggregate total investment return.
7 Do not reflect the effect of dividends to Preferred Shareholders.
8 Annualized.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights	BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW)
	Six Months
	Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.43	$ 19.54	$ 22.25	$ 22.36	$ 23.69	$ 24.38
Net investment income	0.48[1]	1.70[1]	2.01[1]	2.14[1]	2.16	2.19
Net realized and unrealized gain (loss)	(1.68)	(12.06)	(2.41)	0.07	(1.09)	(0.70)
Dividends to Preferred Shareholders from net investment income	(0.04)	(0.48)	(0.71)	(0.63)	(0.40)	(0.18)
Net increase (decrease) from investment operations	(1.24)	(10.84)	(1.11)	1.58	0.67	1.31
Dividends and distributions to Common Shareholders from:
Net investment income	(0.57)	(1.22)	(1.18)	(1.69)	(2.00)	(2.00)
Tax return of capital	—	(0.05)	(0.42)	—	—	—
Total dividends and distributions	(0.57)	(1.27)	(1.60)	(1.69)	(2.00)	(2.00)
Net asset value, end of period	$ 5.62	$ 7.43	$ 19.54	$ 22.25	$ 22.36	$ 23.69
Market price, end of period	$ 5.55	$ 7.00	$ 17.29	$ 21.26	$ 21.03	$ 22.84
Total Investment Return[2]
Based on net asset value	(15.87)%[3]	(58.09)%	(5.03)%	7.97%	3.25%	5.86%
Based on market price	(11.81)%[3]	(55.38)%	(12.05)%	9.69%	0.73%	5.44%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses after fees waived and paid indirectly and excluding
interest expense[4]	1.78%[5]	1.48%	1.29%	1.29%	1.26%	1.26%
Total expenses after fees waived and paid indirectly[4]	2.01%[5]	2.00%	1.32%	1.29%	1.26%	1.26%
Total expenses[4]	2.02%[5]	2.00%	1.32%	1.29%	1.26%	1.27%
Net investment income[4]	16.51%[5]	10.79%	9.38%	9.70%	9.23%	9.04%
Dividends to Preferred Shareholders	1.56%[5]	3.03%	3.29%	2.84%	1.71%	0.76%
Net investment income to Common Shareholders	14.95%[5]	7.76%	6.09%	6.86%	7.52%	8.28%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 57,852	$ 76,430	$ 201,155	$ 228,734	$ 229,850	$ 243,492
Preferred Shares outstanding at liquidation preference, end of period (000)	$ 40,250	$ 68,250	$ 136,500	$ 136,500	$ 136,500	$ 136,500
Reverse repurchase agreements outstanding, end of period (000)	$ 5,061	$ 4,024	$ 590	—	—	—
Reverse repurchase agreements average daily balance (000)	$ 5,453	$ 25,692	$ 2,690	—	—	—
Portfolio turnover	20%	119%	88%	19%	25%	27%
Asset coverage per Preferred Share, end of period	$ 60,936	$ 53,009	$ 61,846[6]	$ 66,907[6]	$ 67,115[6]	$ 69,600[6]

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights	BlackRock Preferred and Equity Advantage Trust (BTZ)
			Period
	Six Months	Year	December 27,
	Ended	Ended	2006[1] to
	April 30, 2009	October 31,	October 31,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 10.59	$ 21.39	$ 23.88[2]
Net investment income	0.55[3]	1.33[3]	1.25
Net realized and unrealized loss	(1.64)	(10.06)	(1.86)
Dividends to Preferred Shareholders from net investment income	(0.04)	(0.33)	(0.31)
Net decrease from investment operations	(1.13)	(9.06)	(0.92)
Dividends and distributions to Common Shareholders from:
Net investment income	(0.78)	(0.90)	(0.93)
Tax return of capital	—	(0.84)	(0.47)
Total dividends and distributions	(0.78)	(1.74)	(1.40)
Capital charges with respect to issuance of:
Common Shares	—	—	(0.04)
Preferred Shares	—	—	(0.13)
Total capital charges	—	—	(0.17)
Net asset value, end of period	$ 8.68	$ 10.59	$ 21.39
Market price, end of period	$ 8.05	$ 9.36	$ 18.65
Total Investment Return[4]
Based on net asset value	(8.73)%[5]	(44.27)%	(4.42)%[5]
Based on market price	(4.23)%[5]	(43.51)%	(20.34)%[5]
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses after fees waived and paid indirectly and excluding interest expense[6]	1.39%[7]	1.21%	1.04%[7]
Total expenses after fees waived and paid indirectly[6]	2.01%[7]	1.65%	1.88%[7]
Total expenses[6]	2.02%[7]	1.65%	1.90%[7]
Net investment income[6]	12.69%[7]	7.63%	6.50%[7]
Dividends to Preferred Shareholders	0.90%[7]	1.89%	1.64%[7]
Net investment income to Common Shareholders	11.79%[7]	5.74%	4.86%[7]
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 449,719	$ 548,612	$ 1,108,534
Preferred Shares outstanding at liquidation preference, end of period (000)	$ 231,000	$ 231,000	$ 462,000
Reverse repurchase agreements outstanding, end of period (000)	$ 55,599	$ 223,512	$ 88,291
Reverse repurchase agreements average daily balance (000)	$ 93,409	$ 107,377	$ 96,468
Portfolio turnover	28%	126%	35%
Asset coverage per Preferred Share, end of period	$ 73,675	$ 84,384	$ 89,737

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from initial offering price of $25.00 per share.
3 Based on average shares outstanding.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.

See Notes to Financial Statements.

50 SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights			BlackRock Preferred Income Strategies Fund, Inc. (PSY)
	Six Months
	Ended
	April 30, 2009		Year Ended October 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.96	$ 19.93	$ 22.36	$ 22.26	$ 23.48	$ 24.53
Net investment income[1]	0.61	1.73	2.02	2.03	2.09	2.14
Net realized and unrealized gain (loss)	(1.99)	(11.84)	(2.35)	0.32	(0.91)	(0.78)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.06)	(0.49)	(0.73)	(0.65)	(0.40)	(0.18)
Net realized gain	—	—	—	—	—	(0.01)
Net increase (decrease) from investment operations	(1.44)	(10.60)	(1.06)	1.70	0.78	1.17
Dividends and distributions to Common Shareholders from:
Net investment income	(0.65)	(1.15)	(1.16)	(1.51)	(2.00)	(2.13)
Net realized gain	—	—	—	—	—	(0.09)
Tax return of capital	—	(0.22)	(0.21)	(0.09)	—	—
Total dividends and distributions	(0.65)	(1.37)	(1.37)	(1.60)	(2.00)	(2.22)
Net asset value, end of period	$ 5.87	$ 7.96	$ 19.93	$ 22.36	$ 22.26	$ 23.48
Market price, end of period	$ 6.05	$ 8.10	$ 16.94	$ 20.12	$ 21.20	$ 22.87
Total Investment Return[2]
Based on net asset value	(17.88)%[3]	(55.71)%	(4.35)%	8.77%	3.73%	5.22%
Based on market price	(16.83)%[3]	(46.97)%	(9.65)%	2.77%	1.43%	6.12%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses after fees waived and paid indirectly and excluding
interest expense[4]	1.65%[5]	1.40%	1.23%	1.23%	1.20%	1.19%
Total expenses after fees waived and paid indirectly[4]	1.79%[5]	1.90%	1.27%	1.23%	1.20%	1.19%
Total expenses[4]	1.79%[5]	1.90%	1.27%	1.23%	1.20%	1.19%
Net investment income[4]	20.01%[5]	10.71%	9.29%	9.26%	8.96%	8.93%
Dividends to Preferred Shareholders	1.86%[5]	3.04%	3.34%	2.96%	1.73%	0.74%
Net investment income to Common Shareholders	18.15%[5]	7.67%	5.95%	6.30%	7.23%	8.19%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 238,933	$ 323,132	$ 809,411	$ 907,897	$ 903,601	$ 952,973
Preferred Shares outstanding at liquidation preference, end of period (000)	$ 172,850	$ 275,000	$ 550,000	$ 550,000	$ 550,000	$ 550,000
Reverse repurchase agreements outstanding, end of period (000)	6,532	$ 54,369	—	—	—	—
Reverse repurchase agreements average daily balance (000)	23,965	$ 94,908	$ 14,375	—	—	—
Portfolio turnover	15%	120%	81%	18%	28%	23%
Asset coverage per Preferred Share, end of period	$ 59,578	$ 54,408	$ 61,817[6]	$ 66,294[6]	$ 66,077[6]	$ 68,319[6]

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Financial Highlights				BlackRock Preferred Opportunity Trust (BPP)
		Period					Period
	Six Months	January 1,					February 28,
	Ended	2008 to					2003[1] to
				Year Ended December 31,
	April 30, 2009	October 31,					December 31,
	(Unaudited)	2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 8.77	$ 19.47	$ 24.52	$ 24.43	$ 25.88	$ 25.58	$ 23.88[2]
Net investment income	0.63[3]	1.48[3]	2.05	2.05	2.11	2.22	1.72
Net realized and unrealized gain (loss)	(2.02)	(10.74)	(4.72)	0.62	(0.82)	0.33	1.93
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.31)	(0.62)	(0.46)	(0.26)	(0.16)	(0.10)
Net realized gain	—	—	—	(0.12)	(0.13)	(0.02)	—
Net increase (decrease) from investment operations	(1.41)	(9.57)	(3.29)	2.09	0.90	2.37	3.55
Dividends and distributions to Common Shareholders from:
Net investment income	(0.71)	(0.83)	(1.59)	(1.58)	(1.74)	(2.00)	(1.66)
Net realized gain	—	—	(0.02)	(0.42)	(0.61)	(0.07)	—
Tax return of capital	—	(0.30)	(0.15)	—	—	—	—
Total dividends and distributions	(0.71)	(1.13)	(1.76)	(2.00)	(2.35)	(2.07)	(1.66)
Capital charges with repect to:
Common shares	—	—	—	—	—	—	(0.05)
Preferred shares	—	—	—	—	—	—	(0.14)
Total capital charges	—	—	—	—	—	—	(0.19)
Net asset value, end of period	$ 6.65	$ 8.77	$ 19.47	$ 24.52	$ 24.43	$ 25.88	$ 25.58
Market price, end of period	$ 7.08	$ 8.51	$ 17.31	$ 26.31	$ 24.20	$ 25.39	$ 24.83
Total Investment Return[4]
Based on net asset value	(15.77)%[5]	(51.22)%[5]	(13.86)%	8.89%	3.81%	10.15%	14.65%[5]
Based on market price	(7.59)%[5]	(46.76)%[5]	(28.62)%	17.98%	4.83%	11.01%	6.28%[5]
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses after fees waived and paid indirectly and
excluding interest expense[6]	1.70%[7]	1.39%[7]	1.24%	1.25%	1.22%	1.19%	1.16%[7]
Total expenses after fees waived and paid indirectly[6]	2.19%[7]	1.96%[7]	1.45%	1.62%	1.51%	1.44%	1.52%[7]
Total expenses[6]	2.20%[7]	1.96%[7]	1.46%	1.62%	1.51%	1.44%	1.52%[7]
Net investment income[6]	18.19%[7]	10.53%[7]	8.90%	8.46%	8.37%	8.66%	8.35%[7]
Dividends to Preferred Shareholders	0.72%[7]	2.19%[7]	2.70%	1.89%	1.27%	0.62%	0.48%[7]
Net investment income to Common Shareholders	17.47%[7]	8.34%[7]	6.20%	6.58%	7.10%	8.04%	7.87%[7]
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 122,747	$ 161,311	$ 358,017	$ 449,995	$ 447,190	$ 473,809	$ 468,243
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 70,425	$ 110,400	$ 220,800	$ 220,800	$ 220,800	$ 220,800	$ 220,841
Reverse repurchase agreements outstanding,
end of period (000)	$ 10,115	$ 44,281	—	—	—	—	$ 3,486
Reverse repurchase agreements average daily balance (000)	$ 21,161	$ 51,995	$ 903	$ 1,303	$ 2,904	$ 782	$ 19,822
Portfolio turnover	15%	121%	97%	91%	77%	88%	98%
Asset coverage per Preferred Share, end of period	$ 68,575	$ 61,540	$ 65,554	$ 75,965	$ 75,642	$ 78,650	$ 78,021

1 Commencement of operations.
2 Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from initial offering price of $25.00 per share.
3 Based on average shares outstanding.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.

See Notes to Financial Statements.

52 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment
Grade”), BlackRock Enhanced Capital and Income Fund, Inc. (“Capital and
Income”), BlackRock Preferred and Corporate Income Strategies Fund, Inc.
(“Preferred and Corporate”) and BlackRock Preferred Income Strategies
Fund, Inc. (“Preferred Income”) are registered as diversified, closed-end management investment companies under the Investment Company Act of
1940, as amended (the “1940 Act”). BlackRock Floating Rate Income Trust
(formerly BlackRock Global Floating Rate Income Trust ) (“Floating Rate”),
BlackRock Preferred and Equity Advantage Trust (“Preferred and Equity”)
and BlackRock Preferred Opportunity Trust (“Preferred Opportunity”) are
registered as non-diversified, closed-end management investment compa-
nies under the 1940 Act. Broad Investment Grade, Capital and Income,
Preferred and Corporate and Preferred Income are organized as Maryland corporations. Floating Rate, Preferred and Equity and Preferred Opportunity
are organized as Delaware statutory trusts. Broad Investment Grade, Capital and Income, Floating Rate, Preferred and Corporate, Preferred and Equity,
Preferred Income and Preferred Opportunity are individually referred to as a “Fund” and collectively as the “Funds.” On November 29, 2007, Broad
Investment Grade’s Board of Directors approved a Plan of Liquidation and
Dissolution, which provided Broad Investment Grade would liquidate sub-
stantially all of its assets on or about the close of business on December
31, 2009. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of their Common Shares on a daily basis.

On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned registered investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consoli-
dated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Fund’s
Board of Directors/Trustees (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. TBA commitments are valued at the cur-
rent market value of the underlying securities. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through bro-
kers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates market value. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Investments in open-end investment companies are valued at net asset value each business day. The Funds value their investments in
BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-
counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE.
Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange con-
tracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: Each Fund may engage in various port-
folio investment strategies both to increase the returns of the Funds and to hedge, or protect, their exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — Each Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures con-
tracts, interest rates and the underlying assets, and the possible inabil-
ity of counterparties to meet the terms of their contracts.

•Forward currency contracts — A forward currency contract is an agree-
ment between two parties to buy and sell a currency at a set exchange rate on a future date. Each Fund may enter into forward currency con-
tracts as a hedge against either specific transactions or portfolio posi-
tions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar.

•Options — Each Fund may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obli-
gation) to buy, and obligates the seller to sell (when the option is exer-
cised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option writ-
ten. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to)
the proceeds of the security sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or index.
Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options.
Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction.

•Swaps — Each Fund may enter into swap agreements, in which the
Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the accompanying Statements of
Operations as realized gains or losses, respectively. Swaps are marked-
to-market daily and changes in value are recorded as unrealized appre-
ciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the pro-
ceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Swap transactions involve, to varying degrees, ele-
ments of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibil-
ity that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agree-
ments, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps — Each Fund may enter into credit default swaps for investment purposes or to manage its credit risk. The Funds enter into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection).
Credit default swaps are agreements in which one party pays fixed peri-
odic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place (e.g. bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). The Funds may either buy or sell

54 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

(write) credit default swaps. As a buyer, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities com-
prising of an index. As a seller (writer), a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the sweep less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty, a Fund may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

Interest rate swaps — Each Fund may enter into interest rate swaps for investment purposes or to manage its interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time.
Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps — Each Fund may enter into interest rate swaps for investment purposes or to manage its interest rate risk. Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of invest-
ment securities, assets and liabilities at the current rate of exchange; and
(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: Certain Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may dif-
fer from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of short-
ening the maturity of the security. If a Fund has purchased such an asset-
backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase in the secondary market certain mortgage pass through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue.
For example, mortgage-related securities guaranteed by the Government
National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”)
include FNMA guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Certain Funds invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquen-
cies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Collateralized Mortgage Obligations: Certain Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations
(“CMOs”). These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securi-
ties (the “Mortgage Assets”), the payments on which are used to make pay-
ments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates.
POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Funds may not fully recoup its initial investment in IOs.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Capital Trusts and Trust Preferreds: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market.
Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: Certain Funds may invest in preferred stocks. Preferred stock has a preference over common stocks in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convert-
ible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obli-
gations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loans: Certain Funds may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans gener-
ally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
(i) the lending rate offered by one or more European banks, such as LIBOR
(London InterBank Offered Rate), (ii) the prime rate offered by one or more
U.S. banks or (iii) the certificate of deposit rate. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

A Fund earns and/or pays facility and other fees on floating rate loans.
Other fees earned/paid include commitment, amendment, consent, com-
missions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recorded on the accrual basis. When a Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongo-
ing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In cer-
tain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by a
Fund may include covenant waiver fees and covenant modification fees.

A Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option.
The Funds may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the bor-
rower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan par-
ticipation interests involve the risk of insolvency of the financial intermedi-
aries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Fund may be treated as general credi-
tors of the lender and may not benefit from any offset between the lender and the borrower.

Reverse Repurchase Agreements: The Funds may enter into reverse repur-
chase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, each Fund sells securities to a bank or broker-
dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that each Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agree-
ment files for bankruptcy or becomes insolvent, each Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce each Fund’s obligation to repurchase the securities.

56 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

Defensive Positions: Each of Preferred and Corporate, Preferred Income,
Preferred and Equity and Preferred Opportunity may vary its investment policies for temporary defensive purposes during periods in which the investment advisor believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such condi-
tions, the Funds for temporary defensive purposes may invest up to 100%
of its total assets in, as applicable and described in each Fund’s prospec-
tus, U.S. government securities, certificates of deposit, repurchase agree-
ments that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities deemed by the investment advisor to be consistent with a defensive posture, or may hold its assets in cash.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that each Fund segregates assets in connection with certain invest-
ments (e.g., dollar rolls, TBA’s beyond normal settlement, options, swaps, written swaptions, written options, forward foreign currency contracts, short sales or financial futures contracts) or certain borrowings (e.g., reverse repurchase agreements), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Funds may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures con-
tracts, reverse repurchase agreements, swaps and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have determined the ex-dividend date. Interest income is recognized on the accrual basis.
The Funds amortize all premiums and discounts on debt securities.
Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income on the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly (quarterly for Capital and Income). Effective
November 2008, Broad Investment Grade discontinued its monthly distri-
bution in an effort to meet its termination target of $15. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As part of a tax planning strategy, Broad
Investment Grade has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on Broad Investment Grade’s, Preferred and Corporate’s, Preferred
and Equity’s and Preferred Income’s US federal tax returns remains open for the four years ended October 31, 2008. The statute of limitations on
Capital and Income’s, Floating Rate’s and Preferred Opportunity’s US fed-
eral tax returns remains open for the three years ended December 31,
2007 and the period ended October 31, 2008. The statute of limitations on each Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve finan-
cial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses deriva-
tives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors or Trustees (“Independent Directors or Trustees”) defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock
Closed-End Funds selected by the Independent Directors or Trustees. This has approximately the same economic effect for the Independent Directors or Trustees as if the Independent Directors or Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors or Trustees in order to match its deferred compensation obligations.
Investments to cover each Fund’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities.
Dividends and distributions from the BlackRock Closed-End Fund invest-
ments under the plan are included in income — affiliated on the
Statements of Operations.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

Other: Expenses directly related to each Fund are charged to that Fund. Other operating expenses shared by several Funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.
Custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statements of Operations as fees paid indirectly.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc. (“BlackRock”), to provide investment advisory and adminis-
tration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank
of America Corporation (“BAC”) are the largest stockholders of BlackRock.
BAC became a stockholder of BlackRock following its acquisition of Merrill
Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock,
BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each
Fund pays the Advisor a monthly fee at the following annual rates of each
Fund’s average daily (weekly for Broad Investment Grade, Floating Rate,
Preferred and Equity and Preferred Opportunity) net assets (including any assets attributable to borrowings or the proceeds from the issuance of
Preferred Shares) minus the sum of accrued liabilities (other than debt rep-
resenting financial leverage) as follows:

Advisory
Fund	Fee Rates
Broad Investment Grade	0.55%
Capital and Income	0.85%
Floating Rate	0.75%
Preferred and Corporate	0.60%
Preferred and Equity	0.65%
Preferred Income	0.60%
Preferred Opportunity	0.65%

The Advisor has voluntarily agreed to waive a portion of the investment advi-
sory fees or other expenses on Floating Rate as a percentage of its average weekly net assets as follows: 0.20% for the first five years of the Fund’s operations (through August 30, 2010), 0.10% in year seven (through
August 30, 2011) and 0.05% in year eight (through August 30, 2012).

Broad Investment Grade has an Administration Agreement with the Advisor.
The administration fee paid to the Advisor is computed weekly and payable monthly at an annual rate of 0.15% of the Fund’s average daily net assets.
The Advisor has voluntarily agreed to waive the investment advisory and administration fees on Broad Investment Grade for the period November 1,
2007 to the Fund’s termination in 2009.

The Advisor has agreed to waive its advisory fees by the amount of invest-
ment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are shown as fees waived by advisor on the Statements of Operations.

The Funds reimbursed the Advisor the following amounts for certain accounting services, which are included in accounting services in the
Statements of Operations. For the six months ended April 30, 2009 the amounts were as follows:

Capital and Income	$ 4,554
Floating Rate	$ 3,259
Preferred and Corporate	$ 1,366
Preferred and Equity	$ 7,127
Preferred Income	$ 5,906
Preferred Opportunity	$ 3,305

BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor for Broad Investment Grade,
Floating Rate, Preferred and Equity and Preferred Opportunity. BFM and
BlackRock Investment Management LLC (“BIM”), both affiliates of the
Advisor, serve as sub-advisors for Capital and Income. BIM serves as sub-
advisor for Preferred and Corporate and Preferred Income. The Advisor pays the subadvisors for services they provide, a monthly fee that is a percent-
age of the investment advisory fees paid by each Fund to the Advisor.

For the period November 1, 2008 to December 31, 2008 (after which it was no longer considered an affiliate), Merrill Lynch, Pierce, Fenner &
Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill
Lynch, earned commissions on transactions of securities as follows:

Capital and Income	$ 31,748
Preferred and Equity	$ 5,223

Certain officers and/or directors or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-
term securities and US government securities, for the six months ended
April 30, 2009 were as follows:

	Purchases	Sales
Broad Investment Grade	$ 976,325	$ 1,474,012
Capital and Income	$ 744,809,589	$ 170,899,104
Floating Rate	$ 36,298,860	$ 100,264,618
Preferred and Corporate	$ 18,804,259	$ 58,215,838
Preferred and Equity	$ 178,529,294	$ 253,434,355
Preferred Income	$ 68,895,190	$ 208,691,894
Preferred Opportunity	$ 32,602,854	$ 111,502,899

For the six months ended April 30, 2009, purchases and sales of US gov-
ernment securities were as follows:

	Purchases	Sales
Preferred and Equity	$ 494,173	$ 482,813

58 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

Transactions in options written for the six months ended April 30, 2009 for
Capital and Income and Preferred and Equity were as follows:

Capital and Income
		Premiums
	Contracts	Received
Outstanding call options written,
beginning of period	1,225	$ 3,449,258
Options written	248,950	88,029,757
Options expired	(36,941)	(11,000,964)
Options closed	(48,353)	(67,709,114)
Options exercised	(33,722)	(2,692,233)
Outstanding call options written, end of period	131,159	$ 10,076,704
		Premiums
	Contracts	Received
Outstanding put options written,
beginning of period	—	—
Options written	600	$ 51,500
Options closed	(600)	(51,500)
Outstanding put options written, end of period	—	—
Preferred and Equity
		Premiums
	Contracts	Received
Outstanding call options written,
beginning of period	1,150	$ 4,556,037
Options written	11,234	25,175,420
Options expired	(1,905)	(4,347,543)
Options closed	(9,070)	(21,858,548)
Outstanding call options written, end of period	1,409	$ 3,525,366

4. Reverse Repurchase Agreements:

For the six months ended April 30, 2009, the daily weighted average inter-
est rate on the reverse repurchase agreements were as follows:

Broad Investment Grade	0.73%
Floating Rate	2.54%
Preferred and Corporate	2.53%
Preferred and Equity	3.00%
Preferred Income	1.49%
Preferred Opportunity	2.98%

5. Commitments:

Floating Rate may invest in floating rate loans. In connection with these investments, the Fund may, with its Advisor, also enter into unfunded corpo-
rate loans (“commitments”). Commitments may obligate the Fund to fur-
nish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commit-
ment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of
April 30, 2009, the Fund had the following unfunded loan commitments:

		Value of
	Underlying	Underlying
	Commitment	Loan
Borrower	(000)	(000)
Bausche & Lomb, Inc	$ 20	$ 21
Golden Nugget, Inc	$ 45	$ 20
Smurfit-Stone Container Revolving Credit	$861	$833

6. Capital Share Transactions:

Common Shares

There are 200 million of $0.01 par value shares authorized for Broad
Investment Grade. There are 200 million of $0.10 par value shares author-
ized for Capital and Income, Preferred and Corporate and Preferred Income.
There are an unlimited number of $0.001 par value shares authorized for
Floating Rate, Preferred and Equity and Preferred Opportunity.

Shares issued and outstanding during the six months ended April 30,
2009 and the year ended October 31, 2008 for Preferred and Corporate and Preferred Income and the period January 1, 2008 to October 31,
2008 and the year ended December 31, 2007 for Preferred Opportunity increased by the following amounts as a result of dividend reinvestment:

	April 30,	October 31,	December 31,
	2009	2008	2007
Preferred and Corporate	3,965	—	—
Preferred Income	119,907	—	—
Preferred Opportunity	64,138	5,794	30,981

Shares issued and outstanding remained constant for Broad Investment
Grade, Floating Rate, Preferred and Corporate, and Preferred and Equity
for the six months ended April 30, 2009, and the year ended October 31,
2008 (period January 1, 2008 to October 31, 2009 for Floating Rate).
Shares issued and outstanding for Capital and Income increased by
30,542,706 as a result of a reorganization and remained constant during the period January 1, 2008 to October 31, 2008 and the year ended
December 31, 2007.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The Preferred
Shares are also subject to mandatory redemption at their liquidation pref-
erence plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabili-
ties of the Fund, as set forth in the Fund’s Statement of Preferences/Articles
Supplementary (“Governing Instrument”), as applicable, are not satisfied.

From time to time in the future, the Funds that have issued Preferred
Shares may effect repurchases of such shares at prices below their liquida-
tion preferences as agreed upon by the Funds and seller. The Funds also may redeem such shares from time to time as provided in the applicable
Governing Instrument. The Funds intend to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Floating Rate, Preferred and Corporate, Preferred and Equity, Preferred
Income and Preferred Opportunity had the following series of Preferred
Shares outstanding and effective yields as of April 30, 2009:

				Reset
	Series	Shares	Yield	Frequency
Floating Rate	T7	784	1.581%	7
	W7	784	1.581%	7
	R7	784	1.572%	7
Preferred and Corporate	M7	805	1.571%	7
	T7	805	1.581%	7
Preferred and Equity	T7	2,310	1.581%	7
	W7	2,310	1.581%	7
	R7	2,310	1.572%	7
	F7	2,310	1.571%	7
Preferred Income	M7	861	1.571%	7
	T7	861	1.581%	7
	W7	861	1.581%	7
	TH7	861	1.572%	7
	F7	861	1.571%	7
	W28	1,381	1.710%	28
	TH28	1,228	1.688%	28
Preferred Opportunity	T7	939	0.450%	7
	W7	939	0.465%	7
	R7	939	0.465%	7

Dividends on seven-day Preferred Shares are cumulative at a rate that is reset every seven days based on the results of an auction. Dividends on
28-day Preferred Shares are cumulative at a rate which is reset every 28 days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Funds are required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for suc-
cessive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on Preferred Shares are as follows: for Floating Rate, the higher of 125% of the 7-day Telerate/BBA
LIBOR rate or 125% over the 7-day Telerate/BBA LIBOR rate; for Preferred and Corporate and Preferred Income, 125% times or 1.25% plus the
Telerate/BBA LIBOR rate; for Preferred Equity, 150% times or 1.25% plus the Telerate/BBA LIBOR rate; and for Preferred Opportunity 150% of the interest equivalent of the 30-day commercial paper rate. The dividend ranges for the six months ended April 30, 2009, were as follows:

	Series	Low	High	Average
Floating Rate	T7	1.486%	3.341%	1.777%
	W7	1.483%	3.266%	1.774%
	R7	1.491%	2.888%	1.764%
Preferred and Corporate	M7	1.493%	3.389%	1.765%
	T7	1.486%	3.341%	1.777%

	Series	Low	High	Average
Preferred and Equity	T7	1.486%	3.341%	1.777%
	W7	1.483%	3.266%	1.774%
	R7	1.491%	2.888%	1.764%
	F7	1.493%	2.569%	1.757%
Preferred Income	M7	1.493%	3.389%	1.828%
	T7	1.486%	3.341%	1.839%
	W7	1.483%	3.266%	1.742%
	TH7	1.491%	2.888%	1.788%
	F7	1.493%	2.461%	1.771%
	W28	1.579%	4.525%	1.767%
	TH28	1.663%	5.763%	2.199%
Preferred Opportunity	T7	0.375%	4.210%	0.998%
	W7	0.405%	4.074%	0.999%
	R7	0.375%	4.089%	1.003%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.375% to
5.763%. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a Fund’s Preferred Shares than buy-
ers. It is impossible to predict how long this imbalance will last. A success-
ful auction for the Fund’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Shares may not have the ability to sell the Preferred Shares at its liquidation preference.

A Fund may not declare dividends or make other distributions on Common
Shares or purchase any such shares if, at the time of the declaration, distri-
bution or purchase, asset coverage with respect to the outstanding
Preferred Shares is less than 200%.

Prior to December 22, 2008, the Funds paid commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate principal amount. In December 22, 2008, commissions paid to broker-dealers on preferred shares that experience a failed auction were reduced to 0.15% on the aggregate principal amount.
The Fund will continue to pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. For the period November 1, 2008 to December 31, 2008 (after which it was no longer considered an affiliate), MLPF&S, earned commissions as follows:

Commissions
Floating Rate	$ 683
Preferred and Corporate	$14,200
Preferred and Equity	$41,221
Preferred Income	$42,997
Preferred Opportunity	$13,434

The Funds announced the following redemptions, as of the date indicated, of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption dates:

60 SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (continued)

May 19, 2008
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
Floating Rate	T7	6/11/2008	2,462	$61,550,000
	W7	6/12/2008	2,462	$61,550,000
	R7	6/13/2008	2,462	$61,550,000
Preferred and Corporate	M7	6/10/2008	1,365	$34,125,000
	T7	6/11/2008	1,365	$34,125,000
Preferred and Equity	T7	6/11/2008	2,310	$57,750,000
	W7	6/12/2008	2,310	$57,750,000
	R7	6/13/2008	2,310	$57,750,000
	F7	6/09/2008	2,310	$57,750,000
Preferred Income	M7	6/10/2008	1,400	$35,000,000
	T7	6/11/2008	1,400	$35,000,000
	W7	6/05/2008	1,400	$35,000,000
	TH7	6/06/2008	1,400	$35,000,000
	F7	6/09/2008	1,400	$35,000,000
	W28	6/05/2008	2,000	$50,000,000
	TH28	6/20/2008	2,000	$50,000,000
Preferred Opportunity	T7	6/11/2008	1,472	$36,800,000
	W7	6/12/2008	1,472	$36,800,000
	R7	6/13/2008	1,472	$36,800,000
November 25, 2008
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
Preferred and Corporate	M7	12/16/08	400	$10,000,000
	T7	12/17/08	400	$10,000,000
Preferred Income	M7	12/16/08	229	$ 5,725,000
	T7	12/17/08	229	$ 5,725,000
	W7	12/18/08	229	$ 5,725,000
	TH7	12/12/08	229	$ 5,725,000
	F7	12/15/08	229	$ 5,725,000
	W28	12/18/08	327	$ 8,175,000
	TH28	1/02/09	327	$ 8,175,000
Preferred Opportunity	T7	12/17/08	266	$ 6,650,000
	W7	12/18/08	266	$ 6,650,000
	R7	12/19/08	266	$ 6,650,000
February 24, 2009
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
Preferred and Corporate	M7	3/16/09	160	$ 4,000,000
	T7	3/17/09	160	$ 4,000,000
Preferred Income	M7	3/17/09	203	$ 5,075,000
	T7	3/18/09	203	$ 5,075,000
	W7	3/19/09	203	$ 5,075,000
	TH7	3/13/09	203	$ 5,075,000
	F7	3/16/09	203	$ 5,075,000
	W28	4/09/09	292	$ 7,300,000
	TH28	3/27/09	292	$ 7,300,000

March 26, 2009
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
Preferred Income	M7	4/14/09	107	$2,675,000
	T7	4/15/09	107	$2,675,000
	W7	4/16/09	107	$2,675,000
	TH7	4/13/09	107	$2,675,000
	F7	4/13/09	107	$2,675,000
	W28	5/07/09	153	$3,825,000
	TH28	4/24/09	153	$3,825,000
Preferred Opportunity	T7	4/15/09	267	$6,675,000
	W7	4/16/09	267	$6,675,000
	R7	4/17/09	267	$6,675,000

All of the Funds, except Floating Rate, financed the Preferred Share redemptions with cash received from reverse repurchase agreements.
Floating Rate financed the Preferred Share redemptions with cash received from a loan.

Shares issued and outstanding for the year ended October 31, 2007
(December 31, 2007 for Floating Rate and Preferred Opportunity)
remained constant.

7. Short Term Borrowings:

On March 5, 2009, Floating Rate terminated its revolving credit agreement with Citicorp and entered into a senior committed secured, 364-day revolv-
ing line of credit and a separate security agreement with State Street Bank and Trust Company (“SSB”). The SSB line of credit provides the Fund with a maximum commitment of $134 million. The Fund has granted a security interest in substantially all of its assets to SSB.

Advances are made by SSB to Floating Rate at Floating Rate’s option at either (a) the higher of 1.00% above the Fed Effective Rate or 1.00%
above the Overnight LIBOR Rate and (b) 1.00% above 7-day, 30-day, or
60-day LIBOR Rate. In addition, Floating Rate pays a facility fee and a commitment fee based upon SSBs total commitment to Floating Rate. For the six months ended April 30, 2009, the daily weighted average interest rate was 2.46%.

Under the Investment Company Act of 1940, Floating Rate may not declare dividends or make other distributions on Common Shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding indebtedness is less than 300%.

8. Capital Loss Carryforwards:

As of October 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,	Broad
(November 30, for	Investment	Floating	Preferred and	Preferred	Preferred	Preferred
Broad Investment Grade)	Grade	Rate	Corporate	and Equity	Income	Opportunity
2011	$ 1,120,207	—	$ 1,276,621	—	—	—
2012	684,360	—	10,243,141	—	$ 62,733,648	—
2013	—	—	5,058,900	—	17,911,331	—
2014	471,992	—	8,481,628	—	12,145,117	—
2015	—	$ 3,268,804	6,724,694	$ 49,741,712	19,582,978	$ 18,184,893
2016	—	24,616,531	40,232,230	113,355,213	140,413,243	58,197,929
Total	$ 2,276,559	$ 27,885,335	$ 72,017,214	$163,096,925	$252,786,317	$ 76,382,822

SEMI-ANNUAL REPORT

APRIL 30, 2009

Notes to Financial Statements (concluded)

9. Reorganization:

On November 3, 2008 (the “Reorganization Date”), BlackRock Enhanced
Capital and Income Fund, Inc. (“Capital and Income”) acquired all of the assets and certain stated liabilities of BlackRock Enhanced Equity Yield
Fund, Inc. (“Equity Yield”) and BlackRock Enhanced Equity Yield and
Premium Fund, Inc. (“Equity Yield and Premium”). The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of Equity Yield and Equity Yield and Premium on
August 29, 2008. Under the Agreement and Plan of Reorganization,
20,954,427 common shares of Equity Yield and 16,812,195 common shares of Equity Yield and Premium were exchanged for 16,900,492 and
13,642,214 common shares, respectively, of Capital and Income. The conversion ratios were 0.80653563 and 0.81144752 for Equity Yield and Equity Yield and Premium, respectively. The assets of Equity Yield and Equity Yield and Premium, each consisting of securities and related receivables less liabilities, were converted on a tax-free basis. On the
Reorganization Date, the net assets of Capital and Income were valued at
$591,399,963 (including net assets of $232,938,216 for the Equity Yield which was comprised of $329,483,363 of paid-in capital, $16,478,636 of accumulated losses and $80,066,511 of unrealized depreciation; and
net assets of $188,029,937 for the Equity Yield and Premium which was comprised of $270,207,354 of paid-in capital, $15,306,982 of accumu-
lated losses and $66,870,435 of unrealized depreciation).

10. Subsequent Events:

The Funds paid net investment income dividends on May 29, 2009 to shareholders of record on May 15, 2009 in the following amounts:

Floating Rate	$0.100000
Preferred and Corporate	$0.080800
Preferred and Equity	$0.130000
Preferred Income	$0.094583
Preferred Opportunity	$0.105000

The dividends declared on Preferred Shares for the period May 1, 2009 through May 31, 2009 were as follows:

		Dividends
	Series	Declared
Floating Rate	T7	$23,755
	W7	$29,745
	R7	$23,841
Preferred and Corporate	M7	$26,869
	T7	$26,161
Preferred and Equity	T7	$69,574
	W7	$69,639
	R7	$69,636
	F7	$69,771
Preferred Income	M7	$26,097
	T7	$26,088
	W7	$26,062
	TH7	$32,606
	F7	$32,434
	W28	$45,918
	TH28	$40,303
Preferred Opportunity	T7	$ 8,533
	W7	$ 9,277
	R7	$ 8,356

The Funds’ distribution rates declared on June 1, 2009 were as follows:

Per Share
Amount
Floating Rate	$0.0750
Preferred and Corporate	$0.0600
Preferred and Equity	$0.1000
Preferred Income	$0.0750
Preferred Opportunity	$0.0725

62 SEMI-ANNUAL REPORT

APRIL 30, 2009

Officers and Directors/Trustees

Richard E. Cavanagh, Chairman of the Board and Director/Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director/Trustee
G. Nicholas Beckwith, III, Director/Trustee
Richard S. Davis, Director/Trustee
Kent Dixon, Director/Trustee
Frank J. Fabozzi, Director/Trustee
Kathleen F. Feldstein, Director/Trustee
James T. Flynn, Director/Trustee
Henry Gabbay, Director/Trustee
Jerrold B. Harris, Director/Trustee

R. Glenn Hubbard, Director/Trustee
W. Carl Kester, Director/Trustee

Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodians

State Street Bank and Trust Company1
Boston, MA 02101

Brown Brothers Harriman & Co.2
Boston, MA 02109

Transfer Agents

Common Shares

Computershare Trust Companies, N.A.1
Canton, MA 02021

BNY Mellon Shareowner Services2
Jersey City, NJ 07310

Auction Agent

Preferred Shares

BNY Mellon Shareowner Services3
Jersey City, NJ 07310

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

1 For all Funds except Capital and Income.
2 For Capital and Income.
3 For Floating Rate, Preferred and Corporate, Preferred and Equity, Preferred Income
and Preferred Opportunity.

BlackRock Enhanced Capital and Income Fund, Inc. is managed by a team of investment professionals. Effective January 1 and February 2, 2009 Kurt
Schansinger and Kyle McClements, respectively joined Kevin Rendino as the Fund’s co-portfolio managers responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Rendino has been a member of the Fund’s management team since 2004 and Messrs.
Schansinger and McClements since 2009.

Kevin Rendino is Managing Director of BlackRock, Inc. since 2006 and head of BlackRock’s Basic Value Equity team; Managing Director of Merrill
Lynch Investment Managers, L.P. (“MLIM”) from 2000 to 2006.

Kurt Schansinger is Managing Director of BlackRock, Inc. since 2006; Managing Director of MLIM from 2000 to 2006.

Kyle McClements is Director of BlackRock, Inc. since 2006; Vice President of BlackRock, Inc. from 2005 to 2006; Vice President of State Street
Research & Management from 2004 to 2005.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Officers and Directors/Trustees (concluded)

BlackRock Floating Rate Income Trust is managed by a team of investment professionals. Effective May 8, 2009, Leland T. Hart and C. Adrian Marshall
joined James E. Keenan as the Fund’s co-portfolio managers responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Keenan has been a member of the Fund’s management team since 2007 and Messrs. Hart and Marshall since 2009.

Leland T. Hart is Managing Director of BlackRock Inc. since 2009; Partner of R3 Capital Partners (“R3”) in 2009 and Managing Director thereof from
2008 to 2009; Managing Director of Lehman Brothers from 2006 to 2008 and Executive Director thereof from 2003 to 2006.

James E. Keenan is Managing Director of BlackRock, Inc. since 2008 and Director thereof from 2004 to 2008; Head of the Leveraging Finance
Portfolio team, senior high yield trader at Columbia management from 2003 to 2004.

C. Adrian Marshall is Director of BlackRock, Inc. since 2007 and Vice President thereof from 2004 to 2007.

BlackRock Preferred and Equity Advantage Trust is managed by a team of investment professionals. Effective February 2, 2009, Debra Jelilian and Kyle
McClements joined John Burger and Daniel Chen as the Fund’s co-portfolio managers responsible for the day-to-day management of the Fund’s portfo-
lio and the selection of its investments. Messrs. Burger and Chen have been members of the Fund’s management team since 2006 and Ms. Jelilian and Mr. McClements since 2009.

John Burger is Managing Director of BlackRock, Inc. since 2006; Managing Director of MLIM from 2004 to 2006 and Director thereof from 1996 to 2004.

Daniel Chen is Director of BlackRock, Inc. since 2007; Vice President of BlackRock, Inc. from 2004 to 2007; Associate of BlackRock, Inc. from 2001 to 2004.

Debra Jelilian is Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2006 to 2009; Director of MLIM from 1999 to 2006.

Kyle McClements is Director of BlackRock, Inc. since 2006; Vice President of BlackRock, Inc. from 2005 to 2006; Vice President of State Street
Research & Management from 2004 to 2005.

64 SEMI-ANNUAL REPORT

APRIL 30, 2009

Additional Information

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders should not draw any conclusions about the Funds’

investment performance from the amount of distributions or from the terms of each Funds’ Plan. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

		Total Fiscal Year-to-Date Cumulative				Percentage of Fiscal Year-to-Date
		Distributions by Character			Cumulative Distributions by Character
	Net	Net		Total Per	Net	Net		Total Per
	Investment	Realized	Return of	Common	Investment	Realized	Return of	Common
	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Capital and Income	$0.21095	$ —	$0.75905	$0.97000	22%	0%	78%	100%
Floating Rate	$0.99690	$ —	$0.15523	$1.15213	87%	0%	13%	100%
Preferred and Corporate	$0.46131	$ —	$0.11349	$0.57480	80%	0%	20%	100%
Preferred and Equity	$0.52135	$ —	$0.25865	$0.78000	67%	0%	33%	100%
Preferred Income	$0.56706	$ —	$0.08044	$0.64750	88%	0%	12%	100%
Preferred Opportunity	$0.62651	$ —	$0.08349	$0.71000	88%	0%	12%	100%

General Information

Capital and Income’s Board recently approved a change to the Fund’s option writing policy. The Fund has the authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the
Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. Under the original policy, the Fund was limited from selling puts if, as a result, more than 50%
of the Fund’s assets would be required to cover its potential obligations under its hedging and other investment transactions. The Board approved the elimination of this 50% requirement. When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underly-
ing the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

During the period there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds.

During this period there have been no changes in the persons who are pri-
marily responsible for the day-to-day management of the Funds’ portfolios, other than those disclosed on pages 63 and 64 of this report.

Floating Rate’s Board recently approved a change to the Fund’s name from
“BlackRock Global Floating Rate Income Trust” to “BlackRock Floating Rate
Income Trust”.

Quarterly performance, semi-annual and annual reports and other informa-
tion regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regard-
ing the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’
electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT

APRIL 30, 2009

Additional Information (concluded)

General Information (concluded)

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference

Room may be obtained by calling (800) SEC-0330. The Funds’ Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Availability of Proxy Voting Record

Information about how each Fund voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30, 2008 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the
Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguard-
ing their non-public personal information. The following information is pro-
vided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

66 SEMI-ANNUAL REPORT

APRIL 30, 2009

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a represen-
tation of future performance. BlackRock Floating Rate Income Trust, BlackRock Preferred and Corporate Income Strategies Fund, Inc., BlackRock Preferred
and Equity Advantage Trust, BlackRock Preferred Income Strategies Fund, Inc. and BlackRock Preferred Opportunity Trust leverage their Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CE-EQFI-7-4/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Broad Investment Grade 2009 Term Trust, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date: June 19, 2009